UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4803
                                                      --------

                           OPPENHEIMER MUNICIPAL FUND
                           --------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: SEPTEMBER 30
                                               ------------

                      Date of reporting period: 03/31/2007
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                                23.3%
--------------------------------------------------------------------------------
Single Family Housing                                                      19.7
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  9.0
--------------------------------------------------------------------------------
Multifamily Housing                                                         5.6
--------------------------------------------------------------------------------
Electric Utilities                                                          4.9
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               4.5
--------------------------------------------------------------------------------
Special Assessment                                                          4.0
--------------------------------------------------------------------------------
Hospital/Health Care                                                        3.5
--------------------------------------------------------------------------------
Airlines                                                                    3.4
--------------------------------------------------------------------------------
Paper, Containers & Packaging                                               3.2

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        45.7%
--------------------------------------------------------------------------------
AA                                                                          5.1
--------------------------------------------------------------------------------
A                                                                           7.6
--------------------------------------------------------------------------------
BBB                                                                        36.2
--------------------------------------------------------------------------------
BB                                                                          2.5
--------------------------------------------------------------------------------
B                                                                           1.3
--------------------------------------------------------------------------------
CCC                                                                         0.7
--------------------------------------------------------------------------------
Not Rated                                                                   0.9

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are dollar-weighted based on the total market value of investments. As of that date, no securities held by the Fund were rated lower than CCC. Securities rated by any rating organizations are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

--------------------------------------------------------------------------------


                  16 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER LIMITED TERM MUNICIPAL FUND. BEFORE INVESTING THE FUND, INVESTORS SHOULD CAREFULLY CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, SALES CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific Fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/11/86. The average annual total returns are shown net of the applicable 3.50% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 9/11/95. The average annual total returns are shown net of the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  17 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  18 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                              BEGINNING          ENDING          EXPENSES
                              ACCOUNT            ACCOUNT         PAID DURING
                              VALUE              VALUE           6 MONTHS ENDED
                              (10/1/06)          (3/31/07)       MARCH 31, 2007
--------------------------------------------------------------------------------
Class A Actual                $1,000.00          $1,022.20       $5.71
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00           1,019.30        5.70
--------------------------------------------------------------------------------
Class B Actual                 1,000.00           1,018.30        9.66
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00           1,015.41        9.64
--------------------------------------------------------------------------------
Class C Actual                 1,000.00           1,018.50        9.50
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00           1,015.56        9.49

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2007 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A          1.13%
---------------------------
Class B          1.91
---------------------------
Class C          1.88

--------------------------------------------------------------------------------


                  19 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  March 31, 2007 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                           EFFECTIVE              VALUE
      AMOUNT                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--108.1%
-------------------------------------------------------------------------------------------------------------------
ALABAMA--1.3%
$     15,000   AL HFA (South Bay Apartments)                 5.950%     02/01/2033    02/01/2013 A    $      15,704
-------------------------------------------------------------------------------------------------------------------
     200,000   AL Water Pollution Control Authority          5.250      08/15/2010    08/15/2007 A          201,144
-------------------------------------------------------------------------------------------------------------------
   1,480,000   AL Water Pollution Control Authority 1        5.500      08/15/2012    08/15/2007 A        1,482,146
-------------------------------------------------------------------------------------------------------------------
   4,505,000   Bay Minette, AL Industrial Devel. Board
               (B.F. Goodrich)                               6.500      02/15/2009    08/15/2007 A        4,512,613
-------------------------------------------------------------------------------------------------------------------
     100,000   Bayou La Batre, AL Utilities Board
               (Water & Sewer)                               5.750      03/01/2027    09/01/2007 A          102,118
-------------------------------------------------------------------------------------------------------------------
      30,000   Birmingham, AL Airport Authority              5.375      07/01/2020    07/01/2009 A           31,067
-------------------------------------------------------------------------------------------------------------------
      15,000   Birmingham, AL Multifamily Hsg.
               (Ascend Care Hsg.-Beaconview)                 5.750      07/01/2030    07/01/2012 A           15,207
-------------------------------------------------------------------------------------------------------------------
      65,000   Birmingham, AL Private Educational
               Building Authority
               (Birmingham-Southern College)                 6.000      12/01/2021    06/01/2008 A           65,883
-------------------------------------------------------------------------------------------------------------------
      50,000   Birmingham, AL Special Care Facilities
               (Children's Hospital of Alabama)              5.375      06/01/2017    06/01/2007 A           51,100
-------------------------------------------------------------------------------------------------------------------
     255,000   Courtland, AL Industrial Devel. Board
               (Champion International Corp.)                5.700      10/01/2028    08/01/2011 A          259,955
-------------------------------------------------------------------------------------------------------------------
     335,000   Courtland, AL Industrial Devel. Board
               (Champion International Corp.)                5.750      11/01/2027    11/01/2009 A          343,583
-------------------------------------------------------------------------------------------------------------------
   1,830,000   Courtland, AL Industrial Devel. Board
               (Champion International Corp.) 1              6.000      08/01/2029    08/01/2011 A        1,898,131
-------------------------------------------------------------------------------------------------------------------
     190,000   Courtland, AL Industrial Devel. Board
               (Champion International Corp.)                6.700      11/01/2029    11/01/2009 A          201,615
-------------------------------------------------------------------------------------------------------------------
      30,000   Huntsville Madison County,
               AL Airport Authority                          5.400      07/01/2019    01/01/2008 A           30,617
-------------------------------------------------------------------------------------------------------------------
       5,000   Huntsville, AL Industrial Devel. Board
               (Coltec Industries)                           9.875      10/01/2010    04/01/2007 A            5,024
-------------------------------------------------------------------------------------------------------------------
     100,000   Jefferson County, AL Sewer                    5.375      02/01/2027    08/01/2007 A          100,118
-------------------------------------------------------------------------------------------------------------------
      25,000   Mobile, AL Industrial Devel. Board
               (International Paper Company)                 6.700      03/01/2024    03/01/2010 A           26,761
-------------------------------------------------------------------------------------------------------------------
      50,000   Mobile, AL Limited Obligation Tax             5.500      02/15/2023    02/15/2014 A           52,926
-------------------------------------------------------------------------------------------------------------------
  15,000,000   Phenix City, AL Industrial Devel. Board
               (Meadwestvaco)                                6.350      05/15/2035    05/15/2012 A       16,101,900
-------------------------------------------------------------------------------------------------------------------
      70,000   Tuskegee, AL Utilities Board                  5.500      02/01/2016    08/01/2007 A           71,497
                                                                                                      -------------
                                                                                                         25,569,109
-------------------------------------------------------------------------------------------------------------------
ALASKA--2.5%
      25,000   AK HFC (Veterans Mtg.)                        5.200      12/01/2014    06/01/2012 A           25,098
-------------------------------------------------------------------------------------------------------------------
   2,865,000   AK HFC, Series A 1                            6.000      06/01/2027    06/01/2007 A        2,899,953
-------------------------------------------------------------------------------------------------------------------
     240,000   AK HFC, Series A-1                            5.500      12/01/2017    12/01/2007 A          244,651
-------------------------------------------------------------------------------------------------------------------
  26,540,000   AK HFC, Series A-2 3                          6.200      12/01/2021    06/01/2009         27,032,582
-------------------------------------------------------------------------------------------------------------------
      35,000   AK HFC, Series A-2                            5.750      06/01/2024    12/01/2007 A           35,802


                  20 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                           EFFECTIVE              VALUE
      AMOUNT                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
ALASKA Continued
$ 73,000,000   AK HFC, Series A-2                            5.782% 4   06/01/2037    12/01/2008 A    $  12,645,060
-------------------------------------------------------------------------------------------------------------------
      15,000   AK HFC, Series A-2                            5.900      06/01/2014    12/01/2009 A           15,347
-------------------------------------------------------------------------------------------------------------------
      10,000   AK HFC, Series C                              5.800      06/01/2029    06/01/2010 A           10,076
-------------------------------------------------------------------------------------------------------------------
   5,040,000   AK Industrial Devel. & Export Authority,
               Series A                                      5.200      04/01/2018    04/01/2008 A        5,143,572
-------------------------------------------------------------------------------------------------------------------
      50,000   AK Industrial Devel. & Export Authority,
               Series A                                      5.250      04/01/2023    04/01/2008 A           51,036
-------------------------------------------------------------------------------------------------------------------
      25,000   AK Northern Tobacco Securitization Corp.
               (TASC)                                        6.200      06/01/2022    06/01/2010 B           26,235
-------------------------------------------------------------------------------------------------------------------
      30,000   AK Student Loan Corp.                         5.650      07/01/2012    07/01/2007 A           30,120
-------------------------------------------------------------------------------------------------------------------
      30,000   AK Student Loan Corp. 1                       5.750      07/01/2014    07/01/2007 A           30,128
                                                                                                      -------------
                                                                                                         48,189,660
-------------------------------------------------------------------------------------------------------------------
ARIZONA--1.6%
     125,000   AZ Health Facilities Authority
               (Phoenix Children's Hospital)                 6.000      02/15/2032    02/15/2012 A          138,491
-------------------------------------------------------------------------------------------------------------------
      50,000   AZ Student Loan Acquisition Authority 1       5.900      05/01/2024    11/01/2009 A           52,969
-------------------------------------------------------------------------------------------------------------------
   1,375,000   Goodyear, AZ IDA Water & Sewer
               (Litchfield Park Service Company)             6.750      10/01/2031    10/01/2011 A        1,493,236
-------------------------------------------------------------------------------------------------------------------
   1,960,000   Hassayampa, AZ Community
               Facilities District
               (Hassayampa Village Community)                7.750      07/01/2021    07/01/2007 A        2,030,344
-------------------------------------------------------------------------------------------------------------------
   1,365,000   Litchfield Park, AZ Community
               Facility District                             6.375      07/15/2026    07/15/2012 A        1,453,316
-------------------------------------------------------------------------------------------------------------------
   1,870,000   Maricopa County, AZ IDA
               (Christian Care Mesa II) 1                    6.000      01/01/2014    07/01/2011 B        1,916,657
-------------------------------------------------------------------------------------------------------------------
      65,000   Maricopa County, AZ IDA
               (Sun King Apartments) 1                       5.875      11/01/2008    08/12/2007 C           64,831
-------------------------------------------------------------------------------------------------------------------
      50,000   Maricopa County, AZ IDA
               (Villas De Merced Apartments)                 5.450      12/20/2027    06/20/2008 A           50,446
-------------------------------------------------------------------------------------------------------------------
      55,000   Maricopa County, AZ
               Pollution Control Corp.
               (Public Service Company of New Mexico)        6.300      12/01/2026    06/01/2007 A           56,257
-------------------------------------------------------------------------------------------------------------------
     455,000   Phoenix, AZ Civic Improvement Corp.           5.375      07/01/2029    07/01/2007 A          456,465
-------------------------------------------------------------------------------------------------------------------
   2,500,000   Phoenix, AZ Civic Improvement Corp.           5.625      07/01/2013    07/01/2007 A        2,510,850
-------------------------------------------------------------------------------------------------------------------
      50,000   Phoenix, AZ Civic Improvement Corp.
               Airport, Series B                             5.250      07/01/2032    07/01/2012 A           52,137
-------------------------------------------------------------------------------------------------------------------
   3,975,000   Phoenix, AZ IDA (Capitol Mews Apartments)     5.700      12/20/2040    12/20/2012 A        4,147,197
-------------------------------------------------------------------------------------------------------------------
   1,670,000   Phoenix, AZ IDA (Gourmet Boutique West)       5.500      11/01/2017    11/01/2017          1,666,643
-------------------------------------------------------------------------------------------------------------------
     875,000   Phoenix, AZ IDA (Single Family Mtg.)          6.650      10/01/2029    04/15/2007 B          898,538
-------------------------------------------------------------------------------------------------------------------
     940,000   Phoenix, AZ IDA (Ventana Palms Apartments)    6.200      10/01/2034    10/01/2009 A        1,014,128
-------------------------------------------------------------------------------------------------------------------
      40,000   Pima County, AZ IDA
               (International Studies Academy)               6.750      07/01/2031    07/01/2011 A           44,549
-------------------------------------------------------------------------------------------------------------------
      60,000   Pima County, AZ IDA
               (International Studies Academy)               6.750      07/01/2031    07/01/2011 A           64,435


                  21 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                           EFFECTIVE              VALUE
      AMOUNT                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
ARIZONA Continued
$      5,000   Scottsdale, AZ IDA
               (Scottsdale Memorial Hospitals)               5.500%     09/01/2012    04/28/2010 C    $       5,262
-------------------------------------------------------------------------------------------------------------------
   5,000,000   Tucson, AZ IDA (Joint Single Family Mtg.)     5.100      07/01/2038    10/04/2016 B        5,202,900
-------------------------------------------------------------------------------------------------------------------
     800,000   Tucson, AZ IDA (Joint Single Family Mtg.)     5.250      07/01/2038    01/01/2013 B          812,648
-------------------------------------------------------------------------------------------------------------------
   3,600,000   Tucson, AZ IDA (Joint Single Family Mtg.)     5.350      01/01/2038    12/01/2015 B        3,824,820
-------------------------------------------------------------------------------------------------------------------
     130,000   University AZ Medical Center Corp.
               (University Medical Center)                   5.000      07/01/2021    07/01/2007 A          130,098
-------------------------------------------------------------------------------------------------------------------
   1,750,000   Verrado, AZ Community Facilities
               District No. 1                                6.500      07/15/2027    07/15/2013 A        1,890,543
                                                                                                      -------------

                                                                                                         29,977,760
-------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.5%
      35,000   AR Devel. Finance Authority
               (Clark County Industrial Council)             5.600      05/01/2008    05/01/2007 A           35,039
-------------------------------------------------------------------------------------------------------------------
     385,000   AR Devel. Finance Authority
               (Single Family Mtg.)                          5.300      07/01/2024    07/01/2012 A          392,311
-------------------------------------------------------------------------------------------------------------------
   5,635,000   AR Devel. Finance Authority
               (Single Family Mtg.) 1                        5.625      01/01/2035    01/01/2016 A        5,973,945
-------------------------------------------------------------------------------------------------------------------
      30,000   AR Devel. Finance Authority, Series B         5.800      01/01/2023    07/01/2009 A           30,513
-------------------------------------------------------------------------------------------------------------------
     140,000   AR Devel. Finance Authority, Series H         6.100      07/01/2030    01/01/2009 A          142,604
-------------------------------------------------------------------------------------------------------------------
     885,000   Greater AR Hsg. Assistance Corp.
               (Hicky Garden Apartments)                     6.000      01/01/2023    07/01/2007 A          888,974
-------------------------------------------------------------------------------------------------------------------
   1,000,000   Northwest AR Regional Airport Authority       5.250      02/01/2023    02/01/2013 A        1,038,580
-------------------------------------------------------------------------------------------------------------------
      40,000   Pope County, AR Pollution Control
               (Arkansas Power & Light Company)              6.100      12/01/2016    06/01/2007 A           40,076
-------------------------------------------------------------------------------------------------------------------
      40,000   Pope County, AR Pollution Control
               (Arkansas Power & Light Company)              6.300      12/01/2016    06/01/2007 A           40,082
-------------------------------------------------------------------------------------------------------------------
      45,000   Pope County, AR Pollution Control
               (Arkansas Power & Light Company)              6.300      12/01/2016    06/01/2007 A           45,083
-------------------------------------------------------------------------------------------------------------------
     510,000   Pope County, AR Pollution Control
               (Arkansas Power & Light Company)              6.300      11/01/2020    05/01/2007 A          514,942
-------------------------------------------------------------------------------------------------------------------
     875,000   Warren, AR Solid Waste Disposal
               (Potlatch Corp.)                              7.500      08/01/2013    08/01/2007 A          877,118
                                                                                                      -------------

                                                                                                         10,019,267
-------------------------------------------------------------------------------------------------------------------
CALIFORNIA--9.0%
  19,000,000   Anaheim, CA Public Financing
               Authority RITES 5                             9.170 2    12/28/2018    12/01/2007 A       20,466,420
-------------------------------------------------------------------------------------------------------------------
   7,440,000   CA County Tobacco Securitization Agency
               (TASC)                                        0.000 6    06/01/2021    03/15/2014 B        6,501,816
-------------------------------------------------------------------------------------------------------------------
   5,500,000   CA County Tobacco Securitization Agency
               (TASC)                                        0.000 6    06/01/2028    09/14/2018 B        4,790,060
-------------------------------------------------------------------------------------------------------------------
  13,095,000   CA County Tobacco Securitization Agency
               (TASC)                                        0.000 6    06/01/2036    12/01/2018 A       11,409,412
-------------------------------------------------------------------------------------------------------------------
   3,000,000   CA County Tobacco Securitization Agency
               (TASC)                                        0.000 6    06/01/2041    12/01/2018 A        2,622,030


                  22 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                           EFFECTIVE              VALUE
      AMOUNT                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$  3,125,000   CA County Tobacco Securitization Agency
               (TASC)                                        5.500%     06/01/2033    06/01/2012 A    $   3,253,469
-------------------------------------------------------------------------------------------------------------------
   3,740,000   CA County Tobacco Securitization Agency
               (TASC)                                        5.750      06/01/2029    12/01/2012 B        3,936,313
-------------------------------------------------------------------------------------------------------------------
   1,175,000   CA County Tobacco Securitization Agency
               (TASC)                                        5.750      06/01/2030    06/04/2012 B        1,236,676
-------------------------------------------------------------------------------------------------------------------
   2,770,000   CA County Tobacco Securitization Agency
               (TASC)                                        5.875      06/01/2027    06/01/2012 A        2,931,159
-------------------------------------------------------------------------------------------------------------------
  2,505,000    CA County Tobacco Securitization Agency
               (TASC)                                        5.875      06/01/2043    06/01/2012 A        2,642,499
-------------------------------------------------------------------------------------------------------------------
   5,615,000   CA County Tobacco Securitization Agency
               (TASC)                                        6.000      06/01/2029    06/01/2012 A        5,986,938
-------------------------------------------------------------------------------------------------------------------
     135,000   CA County Tobacco Securitization Agency
               (TASC)                                        6.000      06/01/2042    06/01/2012 A          143,655
-------------------------------------------------------------------------------------------------------------------
 207,670,000   CA County Tobacco Securitization Agency
               (TASC)                                        6.176 4    06/01/2050    06/01/2016 A       15,211,828
-------------------------------------------------------------------------------------------------------------------
  18,985,000   CA Golden State Tobacco Securitization
               Corp. 1                                       6.250      06/01/2033    09/11/2012 B       21,030,634
-------------------------------------------------------------------------------------------------------------------
     410,000   CA Golden State Tobacco Securitization
               Corp.                                         6.625      06/01/2040    06/01/2013 A          475,264
-------------------------------------------------------------------------------------------------------------------
   4,940,000   CA Golden State Tobacco Securitization
               Corp.                                         6.750      06/01/2039    06/01/2013 A        5,760,139
-------------------------------------------------------------------------------------------------------------------
   3,450,000   CA Golden State Tobacco Securitization
               Corp. (TASC)                                  7.800      06/01/2042    06/01/2013 A        4,217,832
-------------------------------------------------------------------------------------------------------------------
   1,200,000   CA Golden State Tobacco Securitization
               Corp. (TASC)                                  7.875      06/01/2042    06/01/2013 A        1,471,548
-------------------------------------------------------------------------------------------------------------------
     190,000   CA Golden State Tobacco Securitization
               Corp. (TASC)                                  7.875      06/01/2042    06/01/2013 A          232,995
-------------------------------------------------------------------------------------------------------------------
   7,350,000   CA Golden State Tobacco Securitization
               Corp. (TASC)                                  7.900      06/01/2042    06/01/2013 A        9,022,346
-------------------------------------------------------------------------------------------------------------------
   3,015,000   CA Statewide CDA (Fairfield Apartments)       6.500      01/01/2016    12/22/2011 B        3,131,711
-------------------------------------------------------------------------------------------------------------------
   3,000,000   Kern County, CA Hsg. Authority
               (Pioneer Pines)                               6.150      10/20/2043    10/20/2012 A        3,309,180
-------------------------------------------------------------------------------------------------------------------
   3,575,000   Lake Elsinore, CA Public Financing
               Authority, Series F                           7.100      09/01/2020    09/01/2007 A        3,690,294
-------------------------------------------------------------------------------------------------------------------
     150,000   Los Angeles, CA Regional Airports
               Improvement Corp.
               (Delta-Continental Airlines) 5                9.250      08/01/2024    08/01/2007 A          150,488
-------------------------------------------------------------------------------------------------------------------
  10,675,000   Northern CA Tobacco Securitization
               Authority (TASC)                              0.000 6    06/01/2027    06/12/2016 B       10,468,225
-------------------------------------------------------------------------------------------------------------------
  14,190,000   Northern CA Tobacco Securitization
               Authority (TASC)                              4.750      06/01/2023    07/18/2011 B       14,158,924
-------------------------------------------------------------------------------------------------------------------
     500,000   Riverside County, CA Public Financing
               Authority COP                                 5.750      05/15/2019    05/15/2009 A          516,180
-------------------------------------------------------------------------------------------------------------------
   2,000,000   San Francisco City & County, CA COP
               (San Bruno Jail) 1                            5.250      10/01/2033    10/01/2008 A        2,077,080
-------------------------------------------------------------------------------------------------------------------
   2,000,000   San Marcos, CA Special Tax                    5.900      09/01/2028    03/01/2012 A        2,100,280


                  23 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$  1,600,000   Santa Rosa, CA Rancheria Tachi Yokut
               Tribe Enterprise                                              4.500%     03/01/2011    04/08/2009 C    $   1,603,648
-----------------------------------------------------------------------------------------------------------------------------------
   6,000,000   Santa Rosa, CA Rancheria Tachi Yokut
               Tribe Enterprise                                              6.125      03/01/2013    04/06/2011 C        6,390,840
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Southern CA Tobacco Securitization
               Authority                                                     4.750      06/01/2025    05/01/2012 B        2,976,720
                                                                                                                      -------------
                                                                                                                        173,916,603
-----------------------------------------------------------------------------------------------------------------------------------
COLORADO--0.9%
      15,000   Boulder County, CO Multifamily Hsg.
               (Legacy Apartments)                                           6.100      11/20/2025    05/20/2007 A           15,132
-----------------------------------------------------------------------------------------------------------------------------------
      90,000   CO Health Facilities Authority
               (Northern Colorado Medical Center) 1                          6.000      05/15/2020    05/15/2007 A           94,390
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   CO Health Facilities Authority
               (Sisters of Charity Health Care Systems)                      5.250      05/15/2014    05/15/2007 A           40,043
-----------------------------------------------------------------------------------------------------------------------------------
     780,000   CO Hsg. & Finance Authority (Single Family)                   5.483 4    11/01/2029    05/01/2010 A          224,975
-----------------------------------------------------------------------------------------------------------------------------------
     725,000   CO Hsg. & Finance Authority (Single Family)                   5.900      08/01/2023    08/01/2008 B          756,625
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   CO Hsg. & Finance Authority (Single Family)                   6.050      10/01/2016    02/01/2008 B           20,549
-----------------------------------------------------------------------------------------------------------------------------------
     340,000   CO Hsg. & Finance Authority (Single Family)                   6.450      04/01/2030    04/01/2009 A          344,185
-----------------------------------------------------------------------------------------------------------------------------------
   2,110,000   CO Hsg. & Finance Authority (Single Family)                   6.800      04/01/2030    05/01/2007 B        2,164,607
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   CO Hsg. & Finance Authority (Single Family)                   7.450      10/01/2016    12/08/2007 B           35,415
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   CO Hsg. & Finance Authority (Single Family)                   7.450      11/01/2027    11/01/2012 A           10,155
-----------------------------------------------------------------------------------------------------------------------------------
      12,000   CO Hsg. & Finance Authority, Series A                         7.400      11/01/2027    05/01/2007 B           12,037
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   CO Hsg. & Finance Authority, Series A-4                       6.250      10/01/2013    04/01/2007 A           15,140
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   CO Hsg. & Finance Authority, Series C-2                       6.875      11/01/2028    09/01/2007 B          101,303
-----------------------------------------------------------------------------------------------------------------------------------
     370,000   CO Hsg. & Finance Authority, Series D-2                       6.350      11/01/2029    08/02/2007 B          374,288
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   CO Water Resources & Power Devel.
               Authority, Series A                                           5.600      11/01/2017    11/01/2007 A            5,105
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   CO Water Resources & Power Devel.
               Authority, Series A                                           5.600      11/01/2017    11/01/2007 A            5,104
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   CO Water Resources & Power Devel.
               Authority, Series A                                           5.750      11/01/2010    05/01/2007 A            5,009
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   CO Water Resources & Power Devel.
               Authority, Series A                                           5.750      11/01/2010    05/01/2007 A           20,033
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   Colorado Springs, CO Airport                                  5.250      01/01/2022    07/01/2007 A           55,055
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Colorado Springs, CO Airport                                  5.500      01/01/2022    07/01/2007 A          100,111
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   Denver, CO City & County
               (Helen G. Bonfils Foundation)                                 5.250      12/01/2012    12/01/2007 A          151,427
-----------------------------------------------------------------------------------------------------------------------------------
     750,000   Denver, CO City & County Airport Special
               Facilities (United Air Lines)                                 6.875      10/01/2032    10/01/2007 A          766,875
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Denver, CO City & County Airport, Series A 3                  6.000      11/15/2014    11/15/2010          2,136,410
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Denver, CO City & County Airport, Series A 3                  6.000      11/15/2015    11/15/2010          3,218,775
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Denver, CO City & County Airport, Series A 3                  6.000      11/15/2016    11/15/2010          3,206,190


                  24 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
COLORADO Continued
$  2,000,000   Denver, CO City & County Airport, Series A 3                  6.000%     11/15/2018    11/15/2010      $   2,132,580
-----------------------------------------------------------------------------------------------------------------------------------
     510,000   Denver, CO Urban Renewal Authority 1                          9.125      09/01/2017    09/01/2007 A          516,564
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Southlands, CO Medical District                               6.750      12/01/2016    12/01/2014 A          553,955
                                                                                                                      -------------
                                                                                                                         17,082,037
-----------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--0.9%
      30,000   CT Airport (Bradley International Airport)                    5.125      10/01/2026    04/01/2012 A           31,048
-----------------------------------------------------------------------------------------------------------------------------------
     130,000   CT Devel. Authority
               (Bridgeport Hydraulic Company)                                6.000      09/01/2036    09/01/2007 A          132,818
-----------------------------------------------------------------------------------------------------------------------------------
     165,000   CT Devel. Authority
               (Bridgeport Hydraulic Company)                                6.000      09/01/2036    09/01/2007 A          168,577
-----------------------------------------------------------------------------------------------------------------------------------
     110,000   CT Devel. Authority
               (Bridgeport Hydraulic Company)                                6.150      04/01/2035    04/01/2007 A          112,398
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   CT Devel. Authority (Church Homes)                            5.700      04/01/2012    04/01/2009 A           40,764
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   CT Devel. Authority (Mary Wade Home)                          6.375      12/01/2018    12/01/2009 A        1,079,350
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   CT Devel. Authority Airport Facility
               (Learjet)                                                     7.950      04/01/2026    10/01/2014 A        2,410,260
-----------------------------------------------------------------------------------------------------------------------------------
     585,000   CT Devel. Authority Pollution Control
               (Connecticut Light & Power Company)                           5.850      09/01/2028    10/01/2008 A          613,062
-----------------------------------------------------------------------------------------------------------------------------------
   3,335,000   CT Devel. Authority Pollution Control
               (Connecticut Light & Power Company)                           5.950      09/01/2028    10/01/2008 A        3,473,736
-----------------------------------------------------------------------------------------------------------------------------------
      90,000   CT H&EFA (Bridgeport Hospital)                                5.375      07/01/2019    07/01/2007 A           91,674
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   CT H&EFA (Bridgeport Hospital)                                5.375      07/01/2025    07/01/2007 A          101,755
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   CT H&EFA (Bridgeport Hospital)                                6.625      07/01/2018    07/01/2007 A           30,068
-----------------------------------------------------------------------------------------------------------------------------------
     160,000   CT H&EFA (DKH/CHHC/HNE
               Obligated Group)                                              5.375      07/01/2026    07/01/2007 A          162,808
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   CT H&EFA (Lawrence & Memorial Hospital)                       5.000      07/01/2022    07/01/2007 A           40,030
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   CT H&EFA (Loomis Chaffee)                                     5.500      07/01/2026    07/01/2007 A           45,505
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   CT H&EFA (New Britain General Hospital)                       6.125      07/01/2014    07/01/2007 A           15,164
-----------------------------------------------------------------------------------------------------------------------------------
   1,265,000   CT H&EFA (New Britain General Hospital),
               Series B 1                                                    6.000      07/01/2024    07/01/2007 A        1,286,341
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   CT H&EFA (New Horizons)                                       5.875      11/01/2012    11/01/2007 A           20,031
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   CT HFA                                                        5.100      11/15/2029    05/15/2013 A           71,677
-----------------------------------------------------------------------------------------------------------------------------------
     130,000   CT HFA, Series C                                              5.500      11/15/2035    05/15/2008 A          132,925
-----------------------------------------------------------------------------------------------------------------------------------
   1,560,000   CT Resource Recovery Authority
               (Browning-Ferris Industries) 1                                6.450      11/15/2022    05/15/2007 A        1,585,412
-----------------------------------------------------------------------------------------------------------------------------------
     165,000   CT Special Obligation Parking
               (Bradley International Airport Parking)                       6.600      07/01/2024    07/01/2010 A          179,243
-----------------------------------------------------------------------------------------------------------------------------------
     175,000   Eastern CT Res Rec (Wheelabrator Lisbon)                      5.500      01/01/2014    07/01/2007 A          176,591
-----------------------------------------------------------------------------------------------------------------------------------
     225,000   Eastern CT Res Rec (Wheelabrator Lisbon)                      5.500      01/01/2015    07/01/2007 A          227,169
-----------------------------------------------------------------------------------------------------------------------------------
   4,050,000   Eastern CT Res Rec (Wheelabrator Lisbon)                      5.500      01/01/2020    07/01/2007 A        4,052,430
-----------------------------------------------------------------------------------------------------------------------------------
     600,000   Mashantucket, CT Western Pequot Tribe,
               Series B                                                      5.600      09/01/2009    09/01/2007 A          614,910


                  25 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT Continued
$  1,000,000   Sprague, CT Environmental Improvement
               (International Paper Company)                                 5.700%     10/01/2021    10/01/2009 A    $   1,025,730
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Waterbury, CT Hsg. Authority
               (Multifamily)                                                 5.700      02/01/2016    12/01/2007 A           30,756
                                                                                                                      -------------
                                                                                                                         17,952,232
-----------------------------------------------------------------------------------------------------------------------------------
DELAWARE--1.3%
      25,000   DE EDA (General Motors Corp.)                                 5.600      04/01/2009    04/01/2009             24,969
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   DE EDA (Peninsula United Methodist Homes)                     6.100      05/01/2010    05/01/2007 A           51,045
-----------------------------------------------------------------------------------------------------------------------------------
     320,000   DE EDA (United Waterworks)                                    6.200      06/01/2025    06/01/2007 A          321,171
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   DE Hsg. Authority (Multifamily Mtg.)                          6.950      07/01/2014    07/25/2010 C           36,804
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   DE Hsg. Authority (Multifamily Mtg.)                          7.375      01/01/2015    09/11/2011 C           19,991
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   DE Hsg. Authority (Single Family Mtg.)                        5.450      01/01/2032    07/01/2007 B           20,228
-----------------------------------------------------------------------------------------------------------------------------------
   7,000,000   DE Hsg. Authority (Single Family Mtg.)                        5.875      01/01/2038    11/10/2011 A        7,542,220
-----------------------------------------------------------------------------------------------------------------------------------
   9,980,000   DE Hsg. Authority (Single Family Mtg.)3                       6.000      07/01/2037    08/04/2011 B       10,818,919
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   DE Hsg. Authority (Single Family Mtg.)                        6.050      07/01/2028    07/01/2009 A           10,179
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   DE Hsg. Authority (Single Family Mtg.)                        6.200      07/01/2037    08/04/2011 B           16,261
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000   DE Hsg. Authority (Single Family Mtg.)                        6.250      07/01/2037    08/24/2011 B        5,431,150
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Wilmington, DE GO                                             6.200      10/01/2016    04/01/2007 A           10,218
                                                                                                                      -------------
                                                                                                                         24,303,155
-----------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--1.9%
      50,000   District of Columbia
               (Assoc. of American Medical College)                          5.375      02/15/2027    08/15/2007 A           51,240
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   District of Columbia
               (James F. Oyster Elementary School)                           6.450      11/01/2034    11/01/2010 A          216,564
-----------------------------------------------------------------------------------------------------------------------------------
     180,000   District of Columbia HFA
               (Single Family), Series A                                     6.850      06/01/2031    06/28/2007 B          182,455
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   District of Columbia HFA
               (Single Family), Series B                                     5.900      12/01/2028    06/01/2009 A           25,392
-----------------------------------------------------------------------------------------------------------------------------------
   1,895,000   District of Columbia Tobacco Settlement
               Financing Corp.                                               6.250      05/15/2024    11/15/2011 B        2,034,529
-----------------------------------------------------------------------------------------------------------------------------------
     110,000   District of Columbia Tobacco Settlement
               Financing Corp.                                               6.500      05/15/2033    08/06/2019 C          131,331
-----------------------------------------------------------------------------------------------------------------------------------
  11,230,000   District of Columbia Tobacco Settlement
               Financing Corp.                                               6.750      05/15/2040    05/15/2011 A       12,355,134
-----------------------------------------------------------------------------------------------------------------------------------
 232,000,000   District of Columbia Tobacco Settlement
               Financing Corp. (TASC)                                        6.250 4    06/15/2046    06/15/2016 A       21,733,760
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Metropolitan Washington D.C. Airport
               Authority, Series A                                           5.250      10/01/2032    10/01/2012 A           20,992
-----------------------------------------------------------------------------------------------------------------------------------
     110,000   Metropolitan Washington D.C. Airport
               Authority, Series B                                           5.500      10/01/2023    10/01/2009 A          111,709
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Washington, DC Convention Center                              5.250      10/01/2015    10/01/2008 A          103,318
                                                                                                                      -------------
                                                                                                                         36,966,424


                  26 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA--6.8%
$     10,000   Alachua County, FL Health Facilities
               Authority
               (Shands Teaching Hospital and Clinics)                        5.800%     12/01/2026    06/01/2007 A    $      10,217
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Baker County, FL Hospital Authority                           5.300      12/01/2023    12/01/2008 A           15,448
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Bay County, FL Water System                                   6.250      09/01/2014    09/01/2007 A           25,050
-----------------------------------------------------------------------------------------------------------------------------------
     950,000   Bonnet Creek, FL Resort Community Devel.
               District Special Assessment                                   7.125      05/01/2012    01/10/2010 C        1,043,414
-----------------------------------------------------------------------------------------------------------------------------------
   6,000,000   Brevard County, FL Health Facilities
               Authority
               (Holmes Regional Medical Center)1                             5.600      10/01/2010    04/01/2007 A        6,051,480
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   Brevard County, FL Health Facilities
               Authority
               (Holmes Regional Medical Center)                              5.625      10/01/2014    04/01/2007 A          151,305
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Brevard County, FL Industrial Devel.
               (The Kroger Company)                                          7.250      01/01/2009    07/01/2007 A           35,077
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Broward County, FL Airport Facilities
               (Learjet)1                                                    7.500      11/01/2020    11/01/2014 A        2,351,580
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   Broward County, FL Airport System                             5.000      10/01/2023    10/01/2008 A          127,305
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Broward County, FL Airport System                             5.125      10/01/2017    10/01/2008 A           25,587
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   Broward County, FL Airport System                             5.250      10/01/2026    10/01/2012 A          156,618
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Broward County, FL Airport System
               (Passenger Facility)                                          5.250      10/01/2015    10/01/2008 A           77,210
-----------------------------------------------------------------------------------------------------------------------------------
     445,000   Broward County, FL HFA                                        5.400      10/01/2038    04/01/2016 A          454,060
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Broward County, FL HFA
               (Bridgewater Place Apartments)                                5.500      04/01/2041    10/01/2011 A           25,686
-----------------------------------------------------------------------------------------------------------------------------------
     140,000   Broward County, FL HFA
               (Pompano Oaks Apartments)                                     6.100      12/01/2038    06/01/2007 A          143,052
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Broward County, FL HFA
               (Single Family Mtg.), Series A                                6.200      04/01/2030    04/01/2009 A           10,209
-----------------------------------------------------------------------------------------------------------------------------------
     235,000   Broward County, FL Port Facilities                            5.000      09/01/2027    09/01/2009 A          238,464
-----------------------------------------------------------------------------------------------------------------------------------
     190,000   Broward County, FL Port Facilities                            5.000      09/01/2027    09/01/2009 A          192,538
-----------------------------------------------------------------------------------------------------------------------------------
     510,000   Clay County, FL HFA (Single Family Mtg.)                      5.450      04/01/2031    10/01/2007 B          517,160
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Clay County, FL HFA (Single Family Mtg.)                      6.000      04/01/2030    04/01/2007 A            5,108
-----------------------------------------------------------------------------------------------------------------------------------
      90,000   Clay County, FL HFA (Single Family Mtg.)                      6.550      03/01/2028    09/01/2007 A           91,859
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   Collier County, FL HFA
               (Whistlers Green Apartments)                                  5.400      12/01/2027    12/01/2011 A           81,495
-----------------------------------------------------------------------------------------------------------------------------------
     775,000   Collier County, FL IDA (Allete)1                              6.500      10/01/2025    07/01/2007 A          784,199
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Concorde Estates, FL Community
               Devel. District                                               5.000      05/01/2011    05/01/2007 C        2,001,520
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Dade County, FL Aviation
               (Miami International Airport)                                 5.000      10/01/2011    10/01/2007 A          203,956
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Dade County, FL Aviation
               (Miami International Airport)                                 5.125      10/01/2013    10/01/2007 A           25,510
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Dade County, FL Aviation
               (Miami International Airport)                                 5.125      10/01/2017    10/01/2007 A           15,292
-----------------------------------------------------------------------------------------------------------------------------------
   3,130,000   Dade County, FL Aviation
               (Miami International Airport)                                 5.750      10/01/2026    10/01/2008 A        3,196,606


                  27 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                        EFFECTIVE              VALUE
         AMOUNT                                                             COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$  2,280,000   Dade County, FL Aviation, Series A                            5.750%     10/01/2011    04/01/2007 A    $   2,328,518
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Dade County, FL Aviation, Series A                            5.750      10/01/2012    04/01/2007 A           45,958
-----------------------------------------------------------------------------------------------------------------------------------
   5,495,000   Dade County, FL Aviation, Series A 1                          5.750      10/01/2015    04/01/2007 A        5,612,703
-----------------------------------------------------------------------------------------------------------------------------------
     215,000   Dade County, FL Aviation, Series A                            5.750      10/01/2018    04/01/2007 A          219,575
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Dade County, FL Educational Facilities
               Authority (University of Miami)                               5.500      04/01/2011    04/01/2007 A          101,140
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Dade County, FL Educational Facilities
               Authority (University of Miami)                               5.750      04/01/2020    04/01/2007 A           25,291
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   Dade County, FL Educational Facilities
               Authority (University of Miami)                               5.750      04/01/2020    04/01/2007 A           70,816
-----------------------------------------------------------------------------------------------------------------------------------
     215,000   Dade County, FL GO (Seaport) 1                                5.125      10/01/2026    10/01/2007 A          218,713
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Dade County, FL Guaranteed Entitlement                        5.459 4    02/01/2013    02/01/2008 A           18,201
-----------------------------------------------------------------------------------------------------------------------------------
      90,000   Dade County, FL Health Facilities Authority
               (Baptist Hospital of Miami)                                   5.250      05/15/2013    05/15/2007 A           90,098
-----------------------------------------------------------------------------------------------------------------------------------
     195,000   Dade County, FL Health Facilities Authority
               (Baptist Hospital of Miami) 1                                 5.250      05/15/2021    05/15/2007 A          195,199
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Dade County, FL Health Facilities Authority
               (Baptist Hospital of Miami)                                   5.250      05/15/2021    05/15/2007 A           20,020
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Dade County, FL HFA
               (Siesta Pointe Apartments)                                    5.700      09/01/2022    09/01/2007 A           10,140
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Dade County, FL Res Rec                                       5.500      10/01/2010    04/01/2007 A           51,018
-----------------------------------------------------------------------------------------------------------------------------------
     145,000   Dade County, FL Res Rec 1                                     5.500      10/01/2013    04/01/2007 A          147,739
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Dade County, FL Seaport                                       5.125      10/01/2021    10/01/2007 A           45,939
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Dade County, FL Seaport                                       5.450      10/01/2016    10/01/2007 A          204,268
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   Dade County, FL Seaport                                       5.500      10/01/2026    04/01/2007 A           71,487
-----------------------------------------------------------------------------------------------------------------------------------
   1,490,000   Dade County, FL Seaport                                       5.750      10/01/2015    04/01/2007 A        1,505,153
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Dade County, FL Water & Sewer                                 5.250      10/01/2021    10/01/2007 A           50,880
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Duval County, FL HFA (Single Family Mtg.)                     5.300      04/01/2029    04/01/2010 A           10,089
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Duval County, FL HFA (Single Family Mtg.)                     5.950      04/01/2030    04/01/2009 A            5,104
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   East Homestead, FL
               Community Devel. District                                     5.000      05/01/2011    04/01/2008 C        1,002,300
-----------------------------------------------------------------------------------------------------------------------------------
     205,000   Edgewater, FL Water & Sewer                                   5.500      10/01/2021    04/01/2007 A          205,303
-----------------------------------------------------------------------------------------------------------------------------------
   7,140,000   Escambia County, FL
               Health Facilities Authority 3                                 5.950      07/01/2020    07/01/2020          7,417,032
-----------------------------------------------------------------------------------------------------------------------------------
     115,000   Escambia County, FL Health Facilities
               Authority (Baptist Manor)                                     5.125      10/01/2019    10/01/2010 A          117,134
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Escambia County, FL HFA
               (Multi-County), Series A                                      6.100      04/01/2030    04/01/2007 A           10,214
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Escambia County, FL HFA
               (Multi-County), Series C                                      5.875      10/01/2028    10/01/2008 A           40,847
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Escambia County, FL School Board COP                          5.500      02/01/2016    08/01/2007 A            5,057
-----------------------------------------------------------------------------------------------------------------------------------
   1,610,000   Fiddlers Creek, FL Community Devel. District                  5.800      05/01/2021    05/01/2010 A        1,617,390
-----------------------------------------------------------------------------------------------------------------------------------
   1,045,000   Fiddlers Creek, FL Community Devel. District                  5.875      05/01/2021    05/01/2009 A        1,078,043


                  28 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$     25,000   FL Agriculture & Mechanical University
               (Student Apartment Facility)                                  5.625%     07/01/2021    07/01/2007 A    $      25,122
-----------------------------------------------------------------------------------------------------------------------------------
     135,000   FL Agriculture & Mechanical University
               (Student Apartment Facility)                                  5.625      07/01/2025    07/01/2007 A          135,586
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   FL Agriculture & Mechanical University
               (Student Apartment Facility)                                  6.500      07/01/2023    07/01/2007 A           25,247
-----------------------------------------------------------------------------------------------------------------------------------
   4,045,000   FL Gateway Services Community Devel.
               District Special Assessment (Sun City Center)                 5.500      05/01/2010    11/01/2008 C        4,056,609
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   FL GO                                                         5.000      07/01/2028    07/01/2010 A           25,620
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   FL GO (Jefferson County Road)                                 5.900      05/01/2010    05/01/2007 A           20,036
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   FL HFA                                                        6.300      09/01/2036    09/01/2007 A          127,220
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   FL HFA                                                        6.350      07/01/2028    01/01/2009 A           25,252
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   FL HFA 1                                                      6.350      07/01/2028    07/01/2007 A           25,529
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   FL HFA (Driftwood Terrace)                                    7.650      12/20/2031    06/20/2007 A           25,770
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   FL HFA (Holly Cove Apartments)                                6.250      10/01/2035    10/01/2007 A           40,250
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   FL HFA (Homeowner Mtg.)                                       5.900      07/01/2029    07/01/2009 A           25,399
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   FL HFA (Indian Run Apartments) 1                              6.100      12/01/2026    12/01/2008 A           25,500
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   FL HFA (Landings at Sea Forest)                               5.850      12/01/2018    12/01/2008 A           25,437
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   FL HFA (Landings at Sea Forest)                               6.050      12/01/2036    12/01/2007 A           25,430
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   FL HFA (Landings Boot Ranch)                                  5.875      11/01/2015    05/01/2007 A           25,334
-----------------------------------------------------------------------------------------------------------------------------------
     205,000   FL HFA (Landings Boot Ranch)                                  6.100      11/01/2035    05/01/2007 A          209,651
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   FL HFA (Reserve at Kanpaha)                                   5.500      07/01/2020    07/01/2007 A          102,269
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   FL HFA (Reserve at North Shore)                               5.500      11/01/2020    05/01/2009 A           61,042
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   FL HFA (Reserve at North Shore)                               5.600      11/01/2027    05/01/2009 A           25,402
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   FL HFA (Riverfront Apartments)                                6.200      04/01/2027    04/01/2007 A           81,682
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   FL HFA (Sarah's Place Apartments)                             5.250      05/01/2022    05/01/2010 A           15,314
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   FL HFA (Stoddert Arms Apartments)                             5.900      09/01/2010    09/01/2007 A            5,085
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   FL HFA (Stoddert Arms Apartments) 1                           6.300      09/01/2036    09/01/2007 A           76,352
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   FL HFA (Villas of Capri)                                      6.100      04/01/2017    04/01/2007 A           66,253
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   FL HFA (Willow Lake Apartments)                               5.400      01/01/2032    01/01/2008 A           76,318
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   FL HFA (Windchase Apartments)                                 5.750      12/01/2017    06/01/2007 A           25,526
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   FL HFA (Windchase Apartments), Series C                       5.900      12/01/2027    06/01/2009 A           15,322
-----------------------------------------------------------------------------------------------------------------------------------
     195,000   FL HFA (Worthington Apartments)                               6.050      12/01/2025    12/01/2007 A          196,546
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   FL HFA (Worthington Apartments)                               6.200      12/01/2035    06/01/2007 A           15,134
-----------------------------------------------------------------------------------------------------------------------------------
     180,000   FL HFA (Worthwhile Devel. Ltd./Riverfront
               Apartments)                                                   6.250      04/01/2037    04/01/2007 A          183,771
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   FL HFA, Series 3 1                                            6.200      07/01/2016    01/01/2009 A           40,836
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   FL HFA, Series 3 1                                            6.300      07/01/2024    07/01/2007 A           21,046
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   FL HFA, Series A                                              6.400      06/01/2024    06/01/2007 A           25,505
-----------------------------------------------------------------------------------------------------------------------------------
     225,000   FL HFC                                                        5.453 4    07/01/2030    01/01/2011 A           63,299
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   FL HFC                                                        5.900      07/01/2021    07/01/2009 A           20,161
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   FL HFC                                                        5.950      01/01/2032    01/01/2010 A           10,303


                  29 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$     20,000   FL HFC (Ashton Lake Apartments)                               5.875%     01/01/2041    01/01/2011 A    $      20,694
-----------------------------------------------------------------------------------------------------------------------------------
     430,000   FL HFC (Bernwood Trace Associates)                            5.832 4    12/01/2029    12/01/2011 A          114,703
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   FL HFC (Grande Court Boggy Creek)                             5.000      09/01/2021    09/01/2012 A           51,225
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   FL HFC (Hampton Court Apartments)                             5.600      03/01/2032    03/01/2009 A           15,390
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   FL HFC (Homeowner Mtg.)                                       5.350      01/01/2021    01/01/2008 B           30,478
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   FL HFC (Homeowner Mtg.)                                       5.500      07/01/2012    07/01/2009 A           40,480
-----------------------------------------------------------------------------------------------------------------------------------
     230,000   FL HFC (Homeowner Mtg.)                                       5.580 4    01/01/2029    06/01/2009 A           69,023
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   FL HFC (Homeowner Mtg.)                                       5.750      07/01/2017    07/01/2009 A           35,256
-----------------------------------------------------------------------------------------------------------------------------------
  10,000,000   FL HFC (Homeowner Mtg.)                                       5.750      01/01/2037    01/01/2016 A       10,703,300
-----------------------------------------------------------------------------------------------------------------------------------
     120,000   FL HFC (Logan Heights Apartments)                             5.850      10/01/2033    10/01/2011 A          124,394
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   FL HFC (Logan Heights Apartments)                             6.000      10/01/2039    10/01/2009 A          105,413
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   FL HFC (Marina Bay Apartments)                                5.750      08/01/2033    02/01/2011 A           25,711
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   FL HFC (Noah's Landing Apartments)                            5.250      12/01/2034    02/01/2011 A           15,344
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   FL HFC (Peacock Run Apartments)                               5.400      08/01/2042    08/01/2012 A           41,011
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   FL HFC (Raceway Pointe Partners)                              5.750      09/01/2027    09/01/2011 A           52,132
-----------------------------------------------------------------------------------------------------------------------------------
   5,775,000   FL HFC (Raintree Apartments)                                  6.050      03/01/2042    09/01/2010 A        6,188,606
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   FL HFC (River Trace Senior Apartments)                        5.700      07/01/2035    01/01/2011 A           15,395
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   FL HFC (Seminole Ridge Apartments)                            6.000      10/01/2029    10/01/2009 A           15,717
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   FL HFC (Waverly Apartments)                                   6.200      07/01/2035    07/01/2010 A           47,628
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   FL HFC (Westwood Apartments)                                  5.450      02/01/2041    02/01/2011 A           25,548
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   FL HFC (Winterlakes Sanctuary), Series H-1                    6.000      09/01/2032    09/01/2011 A           31,259
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   FL HFC (Woodridge Apartments)                                 6.000      10/01/2039    10/01/2009 A           15,674
-----------------------------------------------------------------------------------------------------------------------------------
      95,000   FL Ports Financing Commission                                 5.125      06/01/2011    06/01/2007 A           97,052
-----------------------------------------------------------------------------------------------------------------------------------
     190,000   FL Ports Financing Commission                                 5.375      06/01/2016    06/01/2007 A          194,220
-----------------------------------------------------------------------------------------------------------------------------------
   2,075,000   FL Ports Financing Commission                                 5.375      06/01/2027    06/01/2007 A        2,099,962
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   FL Ports Financing Commission                                 5.500      10/01/2023    10/01/2009 A           73,123
-----------------------------------------------------------------------------------------------------------------------------------
     120,000   FL Ports Financing Commission                                 5.500      10/01/2029    10/01/2009 A          125,339
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   FL State Division of Bond Finance
               (Dept. of Environmental Protection)                           5.375      07/01/2010    07/01/2007 A           25,034
-----------------------------------------------------------------------------------------------------------------------------------
     130,000   Greater Orlando, FL Aviation Authority                        5.125      10/01/2012    10/01/2007 A          132,093
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Greater Orlando, FL Aviation Authority                        5.125      10/01/2015    10/01/2007 A           45,685
-----------------------------------------------------------------------------------------------------------------------------------
     130,000   Greater Orlando, FL Aviation Authority                        5.125      10/01/2016    10/01/2007 A          131,945
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Greater Orlando, FL Aviation Authority                        5.125      10/01/2017    10/01/2007 A           25,368
-----------------------------------------------------------------------------------------------------------------------------------
     145,000   Greater Orlando, FL Aviation Authority                        5.125      10/01/2028    10/01/2010 A          148,481
-----------------------------------------------------------------------------------------------------------------------------------
     930,000   Greater Orlando, FL Aviation Authority                        5.250      10/01/2023    10/01/2007 A          944,508
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Halifax, FL Hospital Medical Center                           5.200      04/01/2018    04/01/2009 A           15,236
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Highlands County, FL Health Facilities
               Authority (AHS-GA/AHS-Sunbelt/CV/OCC/
               Fletcher/FH-Waterman Obligated Group)                         5.250      11/15/2020    11/15/2008 A            5,174
-----------------------------------------------------------------------------------------------------------------------------------
   3,270,000   Highlands, FL Community Devel. District                       5.000      05/01/2011    05/01/2008 C        3,256,135
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Hillsborough County, FL HFA, Series A                         5.300      04/01/2031    10/01/2007 A           40,775


                  30 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$  2,000,000   Hillsborough County, FL IDA
               (National Gypsum Company)                                     7.125%     04/01/2030    10/01/2010 A    $   2,172,240
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Hillsborough County, FL IDA
               (University Community Hospital)                               5.625      08/15/2023    08/15/2010 A        1,039,860
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Indian River County, FL Hospital District
               (IRMH/IRHS/HSIR Obligated Group)                              5.700      10/01/2015    10/01/2007 A           30,640
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Jacksonville, FL EDC (Met Packaging Solutions)                5.500      10/01/2030    10/01/2015 A        1,078,060
-----------------------------------------------------------------------------------------------------------------------------------
   5,555,000   Jacksonville, FL EDC (Met Packaging Solutions)                5.875      06/01/2025    06/01/2016 A        6,198,491
-----------------------------------------------------------------------------------------------------------------------------------
   2,910,000   Jacksonville, FL EDC (Met Packaging Solutions)                5.875      06/01/2031    06/01/2016 A        3,240,081
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Jacksonville, FL Electric Authority                           5.000      10/01/2023    10/01/2008 A           20,268
-----------------------------------------------------------------------------------------------------------------------------------
     670,000   Jacksonville, FL Health Facilities Authority
               (DCHSA/SAH/SVH Obligated Group)                               5.125      08/15/2027    08/15/2007 A          679,501
-----------------------------------------------------------------------------------------------------------------------------------
     390,000   Jacksonville, FL Pollution Control
               (Anheuser-Busch Companies)                                    5.700      08/01/2031    08/01/2007 A          390,335
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   Jacksonville, FL Port Authority                               5.625      11/01/2026    11/01/2010 A           73,751
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Jacksonville, FL Sales Tax
               (River City Renaissance)                                      5.125      10/01/2018    04/01/2007 A            5,006
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Jacksonville, FL Sewage & Solid
               Waste Disposal (Anheuser-Busch Companies)                     5.875      02/01/2036    08/01/2007 A          505,425
-----------------------------------------------------------------------------------------------------------------------------------
     940,000   Jacksonville, FL Water & Sewage
               (United Waterworks)                                           6.350      08/01/2025    08/01/2007 A          947,661
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Lakeland, FL Hospital System
               (Lakeland Regional Medical Center)                            5.250      11/15/2016    05/15/2007 A           25,519
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Lakeland, FL Hospital System
               (Lakeland Regional Medical Center)                            5.250      11/15/2025    05/15/2007 A           40,840
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Lakeland, FL Light & Water                                    5.750      10/01/2019    04/01/2007 A           27,503
-----------------------------------------------------------------------------------------------------------------------------------
     575,000   Lee County, FL HFA (Single Family Mtg.)                       6.450      03/01/2031    03/01/2017 B          587,932
-----------------------------------------------------------------------------------------------------------------------------------
     675,000   Lee County, FL HFA (Single Family Mtg.)                       7.100      03/01/2034    09/01/2007 B          695,669
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Lee County, FL Passenger Facility Charge                      5.000      10/01/2011    10/01/2007 A           15,072
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Lee County, FL Passenger Facility Charge                      5.000      10/01/2013    10/01/2007 A           50,242
-----------------------------------------------------------------------------------------------------------------------------------
      90,000   Lee County, FL Passenger Facility Charge                      5.000      10/01/2018    10/01/2007 A           90,355
-----------------------------------------------------------------------------------------------------------------------------------
      90,000   Macclenny, FL Capital Improvement                             5.500      01/01/2026    07/01/2007 A           91,014
-----------------------------------------------------------------------------------------------------------------------------------
   1,920,000   Manatee County, FL HFA (Single Family Mtg.)                   5.400      03/01/2035    08/15/2008 B        1,933,901
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Manatee County, FL HFA (Single Family Mtg.)                   5.500      03/01/2035    09/01/2013 A           30,691
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Manatee County, FL HFA, Series A                              9.125      06/01/2016    06/01/2007 A            5,017
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Manatee County, FL Port Authority                             5.250      10/01/2009    10/01/2007 A            5,005
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Manatee County, FL Port Authority                             5.400      10/01/2013    04/01/2007 A           25,023
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Martin County, FL Health Facilities
               (Martin Memorial Medical Center)                              5.375      11/15/2024    11/15/2007 A           61,683
-----------------------------------------------------------------------------------------------------------------------------------
  10,125,000   Martin County, FL IDA
               (Indiantown Cogeneration)                                     7.875      12/15/2025    06/15/2007 A       10,230,300
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   Miami, FL Community Redevel.
               (Southeast Overtown/Park West)                                8.500      10/01/2015    04/01/2007 A           70,237


                  31 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$    260,000   Miami-Dade County, FL Aviation                                5.000%     10/01/2024    10/01/2008 A    $     264,794
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Miami-Dade County, FL Aviation                                5.250      10/01/2017    10/01/2008 A           51,356
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Miami-Dade County, FL HFA
               (Country Club Villas Apartments)                              6.000      10/01/2015    04/01/2011 A           15,401
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Miami-Dade County, FL HFA
               (Homeownership Mtg.)                                          5.450      10/01/2038    04/01/2016 A        1,529,385
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Miami-Dade County, FL
               Special Obligation, Series B                                  5.426 4    10/01/2031    04/01/2008 A            5,368
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Monterra, FL Community Devel. District
               Special Assessment                                            5.000      11/01/2010    11/01/2010            997,910
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Mount Dora, FL Water & Sewer                                  5.000      10/01/2023    10/01/2008 A           20,504
-----------------------------------------------------------------------------------------------------------------------------------
      90,000   Naples, FL Hospital Revenue
               (Naples Community Hospital)                                   5.500      10/01/2026    04/01/2007 A           91,901
-----------------------------------------------------------------------------------------------------------------------------------
     105,000   North Broward, FL Hospital District                           5.375      01/15/2024    07/15/2007 A          106,161
-----------------------------------------------------------------------------------------------------------------------------------
     330,000   North Broward, FL Hospital District                           5.750      01/15/2027    07/15/2007 A          333,759
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   North Palm Beach Heights, FL Water
               Control District, Series A                                    6.500      10/01/2012    04/01/2007 A           40,089
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Oakland Park, FL Utilities System                             5.250      09/01/2014    09/01/2007 A           25,031
-----------------------------------------------------------------------------------------------------------------------------------
     375,000   Oakland, FL Charter School                                    6.950      12/01/2015    05/01/2011 C          400,489
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Ocala, FL Capital Improvements COP                            5.375      10/01/2022    04/01/2007 A           40,305
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Okaloosa County, FL Airport                                   5.500      10/01/2023    10/01/2013 A           26,613
-----------------------------------------------------------------------------------------------------------------------------------
   2,015,000   Okaloosa County, FL Airport                                   6.000      10/01/2030    10/01/2013 A        2,213,518
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   Orange County, FL HFA                                         5.150      03/01/2022    09/01/2009 A           80,930
-----------------------------------------------------------------------------------------------------------------------------------
   1,880,000   Orange County, FL HFA                                         5.650      09/01/2034    12/01/2008 B        1,928,993
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Orange County, FL HFA                                         5.700      09/01/2026    09/01/2010 A           20,548
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Orange County, FL HFA                                         5.750      03/01/2030    09/02/2010 A           25,587
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Orange County, FL HFA                                         5.800      09/01/2017    09/01/2009 A           20,151
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Orange County, FL HFA (Homeowner)                             5.000      09/01/2017    03/28/2008 B           40,955
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Orange County, FL HFA (Loma Vista)                            5.400      09/01/2019    03/01/2011 A           41,150
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Orange County, FL HFA (Loma Vista)                            5.500      03/01/2032    03/01/2009 A          102,559
-----------------------------------------------------------------------------------------------------------------------------------
     505,000   Orange County, FL HFA (Seminole Pointe)                       5.650      12/01/2017    06/01/2009 A          526,195
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Orange County, FL HFA (Single Family Mtg.)                    5.875      03/01/2028    09/01/2007 A           15,090
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Orange County, FL HFA (Single Family Mtg.)                    5.950      03/01/2028    09/01/2007 A           30,625
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Orange County, FL Tourist Devel. Tax                          5.000      10/01/2019    10/01/2007 A           50,818
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Orlando, FL Capital Improvement                               5.000      10/01/2013    10/01/2007 A           50,316
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Pace, FL Property Finance Authority                           5.375      09/01/2020    09/01/2007 A           46,203
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Palm Beach County, FL Health
               Facilities Authority (ACTS Retirement/
               Life Communities)                                             5.125      11/15/2029    11/15/2008 A           61,189
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Palm Beach County, FL Health Facilities
               Authority (Jupiter Medical Center)                            5.250      08/01/2013    08/01/2007 A           35,038
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Palm Beach County, FL Health Facilities
               Authority (Jupiter Medical Center)                            5.250      08/01/2018    08/01/2007 A           50,056


                  32 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

       PRINCIPAL                                                                                       EFFECTIVE              VALUE
          AMOUNT                                                            COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
  $   60,000   Palm Beach County, FL Health Facilities
               Authority (Jupiter Medical Center)                            5.250%     08/01/2023    08/01/2007 A    $      60,061
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Palm Beach County, FL Health
               Facilities Authority (Life Care Retirement
               Communities)                                                  5.500      10/01/2011    04/01/2007 A           25,023
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Palm Beach County, FL HFA
               (Chelsea Commons)                                             5.800      12/01/2017    06/01/2007 A           25,297
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Palm Beach County, FL HFA
               (Golden Lake Hsg. Assoc.)                                     6.100      08/01/2029    08/01/2007 A           10,050
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Palm Beach County, FL HFA
               (Pinnacle Palms Apartments)                                   5.650      07/01/2031    06/01/2011 A           36,310
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Palm Beach County, FL HFA
               (Single Family Mtg.)                                          5.900      04/01/2029    04/01/2007 A           10,204
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Palm Beach County, FL Industrial Devel.
               (Regents Park Boca Raton)                                     5.700      02/01/2024    08/01/2007 A           35,050
-----------------------------------------------------------------------------------------------------------------------------------
   1,300,000   Palm Glades, FL Community Devel. District                     4.850      05/01/2011    05/01/2008 C        1,286,662
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Pasco County, FL HFA (Pasco Woods)                            5.800      08/01/2029    02/01/2009 A          255,145
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Pasco County, FL Solid Waste Disposal
               & Res Rec                                                     5.375      04/01/2012    04/01/2007 A           25,271
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Pasco County, FL Solid Waste Disposal
               & Res Rec                                                     6.000      04/01/2011    04/01/2007 A           45,082
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Pasco County, FL Solid Waste Disposal
               & Res Rec                                                     6.000      04/01/2011    04/01/2007 A           45,082
-----------------------------------------------------------------------------------------------------------------------------------
     565,000   Pinellas County, FL HFA                                       5.500      03/01/2036    03/18/2008 B          582,379
-----------------------------------------------------------------------------------------------------------------------------------
   4,280,000   Pinellas County, FL HFA (Oaks of Clearwater)                  6.375      06/01/2019    11/09/2013 B        4,626,295
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Pinellas County, FL HFA (Single Family Hsg.)                  5.300      09/01/2030    09/15/2007 B           35,156
-----------------------------------------------------------------------------------------------------------------------------------
     380,000   Pinellas County, FL HFA (Single Family Hsg.)                  5.450      09/01/2034    03/01/2008 B          390,355
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Pinellas County, FL HFA (Single Family Hsg.)                  5.600      09/01/2025    09/01/2007 B           76,562
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Pinellas County, FL HFA (Single Family Hsg.)                  6.000      09/01/2018    09/01/2007 A            5,038
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Pinellas County, FL HFA (Single Family Mtg.)                  5.450      09/01/2029    09/01/2007 A           15,264
-----------------------------------------------------------------------------------------------------------------------------------
   4,250,000   Pinellas County, FL HFA (Single Family Mtg.)                  5.500      09/01/2047    10/23/2012 B        4,540,020
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Pinellas County, FL HFA (Single Family Mtg.)                  5.800      03/01/2029    09/01/2007 A           10,190
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Pinellas County, FL HFA, Series A                             6.000      04/01/2029    04/01/2008 A           60,650
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Pinellas County, FL HFA, Series B                             6.200      09/01/2034    09/01/2012 A           20,539
-----------------------------------------------------------------------------------------------------------------------------------
     630,000   Polk County, FL IDA Solid Waste Disposal
               (Tampa Electric Company)                                      5.850      12/01/2030    12/01/2008 A          643,476
-----------------------------------------------------------------------------------------------------------------------------------
     850,000   Polk County, FL IDA Solid Waste Disposal
               (Tampa Electric Company)                                      5.850      12/01/2030    12/01/2008 A          868,139
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Port Everglades, FL Authority, Series A                       5.000      09/01/2016    09/01/2007 A           25,051
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Port Palm, FL Beach District                                  5.400      09/01/2018    09/01/2007 A           60,331
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Port Palm, FL Beach District                                  5.500      09/01/2024    09/01/2009 A           20,867
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   Riverwood, FL Community Devel. District
               (Sewer System)                                                7.750      10/01/2014    04/01/2007 A          125,305


                  33 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$  3,145,000   Riverwood, FL Community Devel. District,
               Series A                                                      8.500%     05/01/2014    05/01/2007 A   $    3,204,283
------------------------------------------------------------------------------------------------------------------------------------
     285,000   Santa Rosa Bay, FL Bridge Authority                           6.250      07/01/2028    07/01/2007 A          291,153
------------------------------------------------------------------------------------------------------------------------------------
      25,000   Sarasota County, FL Public Hospital Board
               (Sarasota Memorial Hospital)                                  5.375      10/01/2020    10/01/2007 A           25,564
------------------------------------------------------------------------------------------------------------------------------------
      35,000   South Miami, FL Health Facilities
               Authority (BHM/BHSSF/HHI/SMH/SMHS
               Obligated Group)                                              5.500      10/01/2020    10/01/2007 A           35,300
------------------------------------------------------------------------------------------------------------------------------------
      50,000   St. Petersburg Beach, FL GO                                   5.250      10/01/2013    10/01/2007 A           50,062
------------------------------------------------------------------------------------------------------------------------------------
      35,000   Tallahassee, FL Health Facilities
               (Tallahassee Memorial Medical Center)                         6.000      12/01/2015    06/01/2007 A           35,057
------------------------------------------------------------------------------------------------------------------------------------
   1,680,000   Village, FL Community Devel. District                         7.625      05/01/2017    05/01/2008 A        1,696,884
------------------------------------------------------------------------------------------------------------------------------------
      60,000   Volusia County, FL EFA (Stetson University)                   5.500      06/01/2022    06/01/2007 A           61,153
------------------------------------------------------------------------------------------------------------------------------------
     280,000   Volusia County, FL Health Facilities
               Authority (John Knox Village of Florida)                      6.000      06/01/2017    06/01/2007 A          286,062
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Waterford Estates, FL Community Devel.
               District Special Assessment                                   5.125      05/01/2013    05/15/2009 C        1,000,470
------------------------------------------------------------------------------------------------------------------------------------
      50,000   Wilton Manors, FL Water & Sewage                              5.500      10/01/2012    04/01/2007 A           50,202
                                                                                                                     ---------------
                                                                                                                        132,096,396
------------------------------------------------------------------------------------------------------------------------------------
GEORGIA--2.0%
      95,000   Acworth, GA Hsg. Authority
               (Wingate Falls Apartments)                                    6.125      03/01/2017    09/01/2007 A           97,119
------------------------------------------------------------------------------------------------------------------------------------
     255,000   Albany-Dougherty, GA Payroll Devel.
               Authority (Proctor & Gamble Company)                          5.300      05/15/2026    05/15/2008 A          259,667
------------------------------------------------------------------------------------------------------------------------------------
      20,000   Atlanta, GA Airport                                           5.625      01/01/2025    01/01/2010 A           20,961
------------------------------------------------------------------------------------------------------------------------------------
    275,000    Atlanta, GA Airport                                           5.625      01/01/2030    01/01/2010 A          288,217
------------------------------------------------------------------------------------------------------------------------------------
   2,045,000   Atlanta, GA Devel. Authority Student Hsg.
               (ADA/CAU Partners) 1                                          6.000      07/01/2036    07/01/2016 A        2,285,451
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Atlanta, GA Devel. Authority Student Hsg.
               (ADA/CAU Partners)                                            6.250      07/01/2036    07/01/2014 A           22,781
------------------------------------------------------------------------------------------------------------------------------------
      20,000   Atlanta, GA Hsg. Authority
               (Village at Castleberry)                                      5.300      02/20/2029    02/20/2011 A           20,470
------------------------------------------------------------------------------------------------------------------------------------
      75,000   Atlanta, GA Hsg. Authority
               (Village at Castleberry)                                      5.400      02/20/2039    02/20/2011 A           76,722
------------------------------------------------------------------------------------------------------------------------------------
      25,000   Atlanta, GA Solid Waste Management
               Authority (Landfill Closure)                                  5.000      12/01/2016    12/01/2007 A           25,026
------------------------------------------------------------------------------------------------------------------------------------
      20,000   Atlanta, GA Solid Waste Management
               Authority (Landfill Closure)                                  5.250      12/01/2021    06/01/2007 A           20,019
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Atlanta, GA Tax Allocation (Eastside)                         5.625      01/01/2016    03/27/2012 C        1,032,880
------------------------------------------------------------------------------------------------------------------------------------
      60,000   Atlanta, GA Urban Residential Finance
               Authority (Fulton Cotton Mill)                                6.125      05/20/2027    05/20/2007 A           61,347
------------------------------------------------------------------------------------------------------------------------------------
      90,000   Atlanta, GA Urban Residential Finance
               Authority (Morehouse College)                                 5.750      12/01/2014    06/01/2007 A           91,044


                  34 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
    GEORGIA Continued
$    195,000   Augusta, GA Hsg. Authority
               (Bon Air Apartments)                                          5.100%     11/20/2045    11/20/2014 A    $     198,756
------------------------------------------------------------------------------------------------------------------------------------
     205,000   Burke County, GA Devel. Authority
               (Georgia Power Company)                                       5.000      10/01/2032    10/01/2007 A          205,605
------------------------------------------------------------------------------------------------------------------------------------
     750,000   Burke County, GA Devel. Authority
               (Georgia Power Company)                                       5.450      05/01/2034    05/01/2007 A          750,780
------------------------------------------------------------------------------------------------------------------------------------
     730,000   Burke County, GA Devel. Authority
               (Georgia Power Company)                                       5.450      05/01/2034    05/01/2007 A          730,489
------------------------------------------------------------------------------------------------------------------------------------
      35,000   Cartersville, GA Devel. Authority
               (Anheuser-Busch Companies)                                    6.125      05/01/2027    05/01/2007 A           35,408
------------------------------------------------------------------------------------------------------------------------------------
     130,000   Chatham County, GA Hospital Authority
               (Memorial Medical Center-Savannah) 1                          5.500      01/01/2021    07/01/2007 A          132,751
------------------------------------------------------------------------------------------------------------------------------------
     275,000   Chatham County, GA Hospital Authority
               (Memorial Medical Center-Savannah) 1                          5.700      01/01/2019    07/01/2007 A          280,893
------------------------------------------------------------------------------------------------------------------------------------
      30,000   Clayton County, GA Hsg. Authority
               (Pointe Clear Apartments)                                     5.750      07/01/2029    07/01/2007 A           30,615
------------------------------------------------------------------------------------------------------------------------------------
      10,000   Cobb County, GA Hsg. Authority
               (Garrison Plantation)                                         5.750      07/01/2014    07/01/2007 A           10,014
------------------------------------------------------------------------------------------------------------------------------------
      15,000   Colquitt County, GA Hospital Authority
               Anticipation Certificates                                     5.500      03/01/2016    09/01/2007 A           15,245
------------------------------------------------------------------------------------------------------------------------------------
      35,000   Dalton, GA Devel. Authority
               (Hamilton Health Care System/Hamilton
               Medical Center Obligated Group)                               5.250      08/15/2026    08/15/2007 A           35,732
------------------------------------------------------------------------------------------------------------------------------------
   9,500,000   East Point, GA (Camp Creek), Series B 1                       8.000      02/01/2026    08/01/2012 A       10,821,830
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Floyd County, GA Devel. Authority
               (Temple-Inland)                                               5.700      12/01/2015    12/01/2013 A        1,048,510
------------------------------------------------------------------------------------------------------------------------------------
      35,000   Fulton County, GA Devel. Authority (CAU)                      5.375      01/01/2020    07/01/2007 A           35,395
------------------------------------------------------------------------------------------------------------------------------------
      20,000   Fulton County, GA Devel. Authority
               (Cauley Creek Water)                                          5.250      02/01/2021    02/01/2011 A           20,754
------------------------------------------------------------------------------------------------------------------------------------
      30,000   Fulton County, GA Hospital Authority
               (Northside Hospital) 1                                        5.375      10/01/2012    04/01/2007 A           30,035
------------------------------------------------------------------------------------------------------------------------------------
      20,000   GA HFA (Lake Vista Apartments)                                5.950      01/01/2027    01/01/2008 A           20,420
------------------------------------------------------------------------------------------------------------------------------------
      15,000   GA HFA (Single Family Mtg.)                                   5.300      12/01/2022    06/01/2011 A           15,437
------------------------------------------------------------------------------------------------------------------------------------
     500,000   GA HFA (Single Family Mtg.)                                   5.350      12/01/2022    12/01/2011 A          517,880
------------------------------------------------------------------------------------------------------------------------------------
      60,000   GA HFA (Single Family Mtg.)                                   5.500      12/01/2032    12/01/2011 A           61,975
------------------------------------------------------------------------------------------------------------------------------------
      70,000   GA HFA (Single Family Mtg.)                                   5.550      12/01/2026    06/01/2008 A           70,181
------------------------------------------------------------------------------------------------------------------------------------
      10,000   GA Municipal Assoc.
               (Atlanta Detention Center)                                    5.000      12/01/2023    12/01/2008 A           10,261
------------------------------------------------------------------------------------------------------------------------------------
      55,000   GA Municipal Gas Authority
               (Warner Robins)                                               6.125      01/01/2026    07/01/2007 A           55,102
------------------------------------------------------------------------------------------------------------------------------------
      50,000   George L. Smith II, GA World Congress
               Center Authority (Domed Stadium)                              5.500      07/01/2020    07/01/2011 A           52,664
------------------------------------------------------------------------------------------------------------------------------------
       5,000   Gwinnett County, GA Hospital Authority
               (Gwinett Hospital System)                                     5.000      09/01/2010    09/01/2007 A            5,004


                  35 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
GEORGIA Continued
$     20,000   Hinesville, GA Leased Hsg. Corp.
               (Regency Park)                                                7.250%     01/15/2011    01/15/2011      $      21,032
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Macon-Bibb County, GA Industrial Authority 1                  6.000      05/01/2013    05/01/2007 A           50,073
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Macon-Bibb County, GA Industrial Authority                    6.100      05/01/2018    05/01/2007 A           20,027
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Marietta, GA Devel. Authority (Life College)                  5.800      09/01/2019    09/01/2007 A           15,124
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   McDuffie County, GA County Devel.
               Authority (Temple-Inland)                                     6.950      12/01/2023    09/02/2013 A        1,069,870
-----------------------------------------------------------------------------------------------------------------------------------
   2,407,000   Northwestern Gwinnett County, GA
               Facilities Corp. COP (Dept. of Labor)                         5.000      06/15/2021    11/27/2015 B        2,511,873
-----------------------------------------------------------------------------------------------------------------------------------
   3,900,000   Northwestern Gwinnett County, GA
               Facilities Corp. COP (Dept. of Labor)                         5.750      06/15/2019    06/15/2014 B        4,255,485
-----------------------------------------------------------------------------------------------------------------------------------
     950,000   Northwestern Gwinnett County, GA
               Facilities Corp. COP (Dept. of Motor Vehicle Safety)          5.000      06/15/2021    08/04/2015 B          991,392
-----------------------------------------------------------------------------------------------------------------------------------
   1,555,000   Northwestern Gwinnett County, GA
               Facilities Corp. COP (Dept. of Motor Vehicle Safety)          5.750      06/15/2019    05/18/2014 B        1,696,738
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Private Colleges & University Authority, GA
               (Mercer University)                                           5.250      10/01/2013    10/01/2009 A           41,051
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Richmond County, GA Devel. Authority
               (International Paper Company)                                 5.400      02/01/2023    02/01/2010 A           35,779
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Richmond County, GA Devel. Authority
               (International Paper Company)                                 5.800      12/01/2020    12/01/2009 A           25,695
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Richmond County, GA Devel. Authority
               (International Paper Company)                                 6.250      02/01/2025    02/01/2011 A           53,278
-----------------------------------------------------------------------------------------------------------------------------------
     215,000   Richmond County, GA Water & Sewer                             5.250      10/01/2022    04/01/2007 A          219,448
-----------------------------------------------------------------------------------------------------------------------------------
      85,000   Richmond County, GA Water & Sewer                             5.250      10/01/2028    04/01/2007 A           86,659
-----------------------------------------------------------------------------------------------------------------------------------
   5,400,000   Rockdale County, GA Devel. Authority
               (Visy Paper)                                                  7.400      01/01/2016    07/01/2007 A        5,442,066
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Rockdale County, GA Devel. Authority
               (Visy Paper)                                                  7.500      01/01/2026    07/01/2007 A        1,007,790
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Rome, GA New Public Hsg. Authority                            5.750      11/01/2010    05/01/2007 A           10,620
-----------------------------------------------------------------------------------------------------------------------------------
     210,000   Savannah, GA EDA
               (University Financing Foundation)                             6.750      11/15/2031    11/15/2010 A          231,059
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Savannah, GA Res Rec                                          5.000      08/01/2012    08/01/2007 A          100,425
-----------------------------------------------------------------------------------------------------------------------------------
     625,000   Vienna, GA Water & Sewer (Tyson Foods)                        5.625      09/01/2012    09/01/2009 A          632,475
                                                                                                                      -------------
                                                                                                                         38,011,399
-----------------------------------------------------------------------------------------------------------------------------------
HAWAII--1.6%
   6,770,000   HI Airports System 3                                          5.625      07/01/2018    07/01/2011          7,191,805
-----------------------------------------------------------------------------------------------------------------------------------
  14,000,000   HI Dept. of Budget & Finance Special
               Purpose (Hawaiian Electric Company) 3                         5.700      07/01/2020    07/11/2010         14,843,500


                  36 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
HAWAII Continued
$  1,915,000   HI Dept. of Budget & Finance Special
               Purpose (Hawaiian Electric Company)                           5.450%     11/01/2023    05/01/2007 A    $   1,926,241
-----------------------------------------------------------------------------------------------------------------------------------
      85,000   HI Dept. of Budget & Finance Special
               Purpose (Hawaiian Electric Company)                           5.650      10/01/2027    10/01/2013 A           91,980
-----------------------------------------------------------------------------------------------------------------------------------
     470,000   HI Dept. of Budget & Finance Special
               Purpose (Hawaiian Electric Company)                           5.875      12/01/2026    06/01/2007 A          480,053
-----------------------------------------------------------------------------------------------------------------------------------
   3,885,000   HI Harbor Capital Improvement                                 5.500      07/01/2027    07/01/2009 A        3,976,336
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   HI Harbor System, Series A                                    5.750      07/01/2029    07/01/2010 A           79,679
-----------------------------------------------------------------------------------------------------------------------------------
     995,000   HI Hsg. Finance & Devel. Corp.
               (Single Family Mtg.)                                          5.400      07/01/2030    05/23/2007 B        1,018,701
-----------------------------------------------------------------------------------------------------------------------------------
     110,000   HI Hsg. Finance & Devel. Corp.
               (Single Family Mtg.)                                          5.750      07/01/2030    07/01/2007 A          110,503
-----------------------------------------------------------------------------------------------------------------------------------
     300,000   Kuakini, HI Health System
               (Kuakini Health System/Kuakini
               Medical Center/Kuakini Geriatric
               Care Obligated Group)                                         6.375      07/01/2032    07/01/2012 A          327,789
                                                                                                                      -------------
                                                                                                                         30,046,587
-----------------------------------------------------------------------------------------------------------------------------------
IDAHO--0.1%
      90,000   Boise City, ID COP 1                                          5.600      09/01/2030    09/01/2007 A           92,144
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)                 5.400      07/01/2018    05/01/2008 B           15,172
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)                 5.400      07/01/2020    07/15/2007 B           25,149
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)                 6.350      07/01/2016    07/01/2007 A           10,095
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   ID Hsg. & Finance Assoc. (Single Family Mtg.),
               Series F                                                      6.050      07/01/2009    07/01/2007 B            5,088
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   ID Hsg. & Finance Assoc. (Single Family Mtg.),
               Series H-2                                                    6.200      07/01/2028    05/15/2007 B           10,144
-----------------------------------------------------------------------------------------------------------------------------------
     155,000   ID Hsg. Agency (Single Family Mtg.)                           6.450      07/01/2027    07/01/2007 A          158,147
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   ID Hsg. Agency (Single Family Mtg.)                           6.700      07/01/2027    07/01/2007 A           20,473
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   ID Hsg. Agency (Single Family Mtg.), Series A                 6.125      07/01/2026    01/01/2008 C           10,201
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   ID Water Resource Board (United Waterworks)                   5.300      08/01/2027    08/01/2007 A           35,123
-----------------------------------------------------------------------------------------------------------------------------------
   2,395,000   Pocatello, ID Devel. Authority Revenue
               Allocation Tax Increment, Series A                            5.500      08/01/2017    02/08/2014 B        2,415,645
                                                                                                                      -------------
                                                                                                                          2,797,381
-----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--8.1%
     850,000   Bedford Park, IL Tax                                          5.125      12/30/2018    12/30/2015 A          865,530
-----------------------------------------------------------------------------------------------------------------------------------
     680,000   Bryant, IL Pollution Control
               (Central Illinois Light Company) 1                            5.900      08/01/2023    08/01/2007 A          685,379
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Bryant, IL Pollution Control
               (Central Illinois Light Company)                              5.900      08/01/2023    08/01/2007 A           25,042
-----------------------------------------------------------------------------------------------------------------------------------
     715,000   Bryant, IL Pollution Control
               (Central Illinois Light Company)                              5.900      08/01/2023    08/01/2007 A          723,323
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   Chatham Area, IL Public Library District                      6.300      02/01/2010    08/01/2007 A          126,071
-----------------------------------------------------------------------------------------------------------------------------------
   6,000,000   Chicago, IL (Single Family Mtg.)                              5.350      06/01/2043    10/03/2016 B        6,370,920


                  37 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
ILLINIOIS Continued
$  1,440,000   Chicago, IL (Single Family Mtg.)                              5.500%     10/01/2020    04/01/2007 C    $   1,451,693
-----------------------------------------------------------------------------------------------------------------------------------
   6,850,000   Chicago, IL (Single Family Mtg.)                              5.500      06/01/2038    02/08/2019 B        7,419,920
-----------------------------------------------------------------------------------------------------------------------------------
   1,240,000   Chicago, IL (Single Family Mtg.)                              5.750      04/01/2035    10/01/2016 A        1,265,829
-----------------------------------------------------------------------------------------------------------------------------------
   6,000,000   Chicago, IL (Single Family Mtg.) 1                            5.750      12/01/2042    11/01/2016 B        6,583,740
-----------------------------------------------------------------------------------------------------------------------------------
     270,000   Chicago, IL (Single Family Mtg.)                              6.300      09/01/2029    09/01/2013 A          281,564
-----------------------------------------------------------------------------------------------------------------------------------
   3,995,000   Chicago, IL (Single Family Mtg.), Series A                    5.700      12/01/2042    10/01/2016 B        4,379,639
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Chicago, IL Board of Education
               (Chicago School Reform)                                       5.250      12/01/2027    12/01/2007 A           46,251
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Chicago, IL Board of Education
               (Chicago School Reform)                                       5.250      12/01/2030    12/01/2007 A           51,390
-----------------------------------------------------------------------------------------------------------------------------------
     415,000   Chicago, IL GO                                                5.125      01/01/2025    07/01/2007 A          418,648
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Chicago, IL Metropolitan Hsg. Devel. Corp.                    6.850      07/01/2022    07/01/2007 A           30,763
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Chicago, IL Midway Airport, Series A                          5.000      01/01/2028    01/01/2009 A           10,190
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Chicago, IL Midway Airport, Series A                          5.100      01/01/2031    01/01/2012 A           41,160
-----------------------------------------------------------------------------------------------------------------------------------
     355,000   Chicago, IL Midway Airport, Series A                          5.125      01/01/2031    01/01/2010 A          362,494
-----------------------------------------------------------------------------------------------------------------------------------
     280,000   Chicago, IL Midway Airport, Series A                          5.125      01/01/2035    01/01/2010 A          285,863
-----------------------------------------------------------------------------------------------------------------------------------
  12,950,000   Chicago, IL Midway Airport, Series A                          5.500      01/01/2029    07/01/2007 A       13,097,112
-----------------------------------------------------------------------------------------------------------------------------------
     355,000   Chicago, IL Midway Airport, Series B                          5.625      01/01/2029    07/01/2007 A          358,965
-----------------------------------------------------------------------------------------------------------------------------------
     180,000   Chicago, IL Midway Airport, Series B                          5.750      01/01/2022    07/01/2007 A          182,036
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Chicago, IL Multifamily Hsg.
               (Hearts United Apartments)                                    5.600      01/01/2041    01/01/2016 A           10,407
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Chicago, IL Multifamily Hsg.
               (St. Edmund's Village)                                        6.125      09/20/2024    09/20/2010 A           26,223
-----------------------------------------------------------------------------------------------------------------------------------
   8,000,000   Chicago, IL O'Hare International Airport 3                    5.750      01/01/2023    01/01/2014          8,786,040
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Chicago, IL O'Hare International Airport
               (General Airport)                                             5.250      01/01/2030    01/01/2014 A           31,617
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Chicago, IL O'Hare International Airport
               (General Airport)                                             5.250      01/01/2034    01/01/2014 A           47,399
-----------------------------------------------------------------------------------------------------------------------------------
     595,000   Chicago, IL O'Hare International Airport
               (General Airport), Series A                                   5.375      01/01/2032    01/01/2012 A          625,190
-----------------------------------------------------------------------------------------------------------------------------------
      95,000   Chicago, IL O'Hare International Airport
               (General Airport), Series A                                   5.500      01/01/2016    07/01/2007 A           97,004
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Chicago, IL O'Hare International Airport
               (Passenger Facility Charge)                                   5.350      01/01/2026    01/01/2012 A           15,668
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Chicago, IL O'Hare International Airport
               (Passenger Facility Charge)                                   5.375      01/01/2032    01/01/2012 A           20,913
-----------------------------------------------------------------------------------------------------------------------------------
   4,030,000   Chicago, IL O'Hare International Airport
               (Passenger Facility Charge)                                   5.600      01/01/2010    07/01/2007 A        4,075,902
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Chicago, IL O'Hare International Airport
               (Passenger Facility Charge)                                   5.625      01/01/2012    07/01/2007 A        1,011,410
-----------------------------------------------------------------------------------------------------------------------------------
      85,000   Chicago, IL O'Hare International Airport
               (Passenger Facility Charge)                                   5.625      01/01/2015    07/01/2007 A           85,970


                  38 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
ILLINIOIS Continued
$     65,000   Greenville, IL Educational Facilities Authority
               (Greenville College)                                          6.000%     12/01/2009    06/01/2007 A    $      65,079
-----------------------------------------------------------------------------------------------------------------------------------
     245,000   Harvey, IL GO                                                 6.700      02/01/2009    08/01/2007 A          245,534
-----------------------------------------------------------------------------------------------------------------------------------
  12,280,000   Hodgkins, IL Environmental Improvement
               (Metropolitan Biosolids Management)                           6.000      11/01/2015    11/01/2008 A       12,722,326
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   IL Devel. Finance Authority
               (Community Rehabilitation Providers)                          5.700      07/01/2019    07/01/2008 A           25,604
-----------------------------------------------------------------------------------------------------------------------------------
     105,000   IL Devel. Finance Authority
               (Community Rehabilitation Providers)                          6.050      07/01/2019    07/01/2007 A          106,451
-----------------------------------------------------------------------------------------------------------------------------------
   2,540,000   IL Devel. Finance Authority (Olin Corp.)                      6.750      03/01/2016    04/01/2013 A        2,713,584
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   IL Devel. Finance Authority (Watseka)                         5.750      01/01/2016    07/01/2007 A           15,025
-----------------------------------------------------------------------------------------------------------------------------------
     135,000   IL Devel. Finance Authority Gas Supply
               (North Shore Gas Company)                                     5.000      12/01/2028    12/01/2007 A          135,504
-----------------------------------------------------------------------------------------------------------------------------------
     340,000   IL Devel. Finance Authority Pollution Control
               (Central Illinois Public Service Company)                     5.700      08/15/2026    08/15/2007 A          340,405
-----------------------------------------------------------------------------------------------------------------------------------
  14,000,000   IL Devel. Finance Authority Pollution Control
               (Central Illinois Public Service Company)                     5.950      08/15/2026    06/01/2007 A       14,167,020
-----------------------------------------------------------------------------------------------------------------------------------
     270,000   IL Devel. Finance Authority Pollution Control
               (Illinois Power Company)                                      5.400      03/01/2028    09/01/2007 A          270,308
-----------------------------------------------------------------------------------------------------------------------------------
     880,000   IL Devel. Finance Authority Pollution Control
               (Illinois Power Company)                                      5.700      02/01/2024    08/01/2007 A          891,537
-----------------------------------------------------------------------------------------------------------------------------------
     160,000   IL Devel. Finance Authority Water Facilities
               (Illinois-American Water Company)                             5.150      08/01/2023    08/01/2007 A          160,094
-----------------------------------------------------------------------------------------------------------------------------------
     190,000   IL Devel. Finance Authority Water Facilities
               (Northern Illinois Water Company)                             5.500      12/01/2026    06/01/2007 A          190,211
-----------------------------------------------------------------------------------------------------------------------------------
     105,000   IL Devel. Finance Authority Water Facilities
               (Northern Illinois Water Corp.)                               5.000      02/01/2028    08/01/2007 A          105,043
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   IL Educational Facilities Authority
               (Loyola University)                                           5.700      07/01/2024    07/01/2007 A          102,441
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   IL Educational Facilities Authority
               (Midwestern University)                                       6.250      05/15/2026    05/15/2007 A           45,639
-----------------------------------------------------------------------------------------------------------------------------------
     620,000   IL Finance Authority (Beacon Hill)                            5.000      02/15/2012    02/15/2010 A          624,879
-----------------------------------------------------------------------------------------------------------------------------------
     385,000   IL Finance Authority (Beacon Hill)                            5.250      02/15/2014    02/15/2010 A          389,043
-----------------------------------------------------------------------------------------------------------------------------------
   8,000,000   IL GO                                                         5.250      12/01/2020    06/01/2007 A        8,081,680
-----------------------------------------------------------------------------------------------------------------------------------
     750,000   IL GO                                                         5.375      02/01/2022    08/01/2007 A          758,355
-----------------------------------------------------------------------------------------------------------------------------------
     740,000   IL GO                                                         5.500      07/01/2010    07/01/2007 A          743,278
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   IL GO                                                         5.750      07/01/2016    07/01/2007 A           35,177
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   IL Health Facilities Authority
               (Advocate Health)                                             5.875      08/15/2022    08/15/2007 A           20,523
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   IL Health Facilities Authority
               (Holy Family Medical Center)                                  5.125      08/15/2017    08/15/2007 A           25,350
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   IL Health Facilities Authority
               (Little Company of Mary Hospital of Illinois)                 5.500      08/15/2021    08/15/2007 A           66,622


                  39 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                        EFFECTIVE            VALUE
      AMOUNT                                                                 COUPON     MATURITY    MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
ILLINIOIS Continued
$     50,000   IL Health Facilities Authority
               (Sarah Bush Lincoln Health Center)                             6.000%  02/15/2026   08/15/2007 A   $     50,584
------------------------------------------------------------------------------------------------------------------------------
      25,000   IL Health Facilities Authority
               (Sherman Health System)                                        5.250   08/01/2027   08/01/2007 A         25,580
------------------------------------------------------------------------------------------------------------------------------
      30,000   IL Health Facilities Authority
               (West Suburban Hospital Medical Center)                        5.750   07/01/2015   07/01/2009 A         31,582
------------------------------------------------------------------------------------------------------------------------------
      85,000   IL Health Facilities Authority
               (West Suburban Hospital Medical Center)                        5.750   07/01/2020   07/01/2009 A         89,615
------------------------------------------------------------------------------------------------------------------------------
     365,000   IL Hsg. Devel. Authority
               (Garden House River Oak)                                       6.875   01/01/2020   07/01/2007 A        368,997
------------------------------------------------------------------------------------------------------------------------------
     230,000   IL Hsg. Devel. Authority (Homeowner Mtg.)                      5.500   08/01/2026   03/15/2009 B        235,879
------------------------------------------------------------------------------------------------------------------------------
      15,000   IL Hsg. Devel. Authority (Homeowner Mtg.)                      5.600   08/01/2027   02/01/2012 A         15,611
------------------------------------------------------------------------------------------------------------------------------
      15,000   IL Hsg. Devel. Authority (Homeowner Mtg.)                      5.600   08/01/2032   08/01/2011 A         15,474
------------------------------------------------------------------------------------------------------------------------------
      15,000   IL Hsg. Devel. Authority (Homeowner Mtg.)                      5.650   08/01/2031   07/01/2010 A         15,208
------------------------------------------------------------------------------------------------------------------------------
      20,000   IL Hsg. Devel. Authority
               (Multifamily Program), Series 3                                6.050   09/01/2010   09/01/2007 A         20,291
------------------------------------------------------------------------------------------------------------------------------
      75,000   IL Hsg. Devel. Authority
               (Multifamily Program), Series 3                                6.200   09/01/2023   09/01/2007 A         75,659
------------------------------------------------------------------------------------------------------------------------------
       5,000   IL Hsg. Devel. Authority
               (Multifamily Program), Series 5                                6.650   09/01/2014   09/01/2007 A          5,006
------------------------------------------------------------------------------------------------------------------------------
   1,000,000   IL Hsg. Devel. Authority
               (Skyline Towers Apartments)                                    6.875   11/01/2017   05/01/2007 A      1,012,750
------------------------------------------------------------------------------------------------------------------------------
   1,965,000   IL Hsg. Devel. Authority, Series A-2                           5.625   08/01/2033   02/01/2012 A      2,033,225
------------------------------------------------------------------------------------------------------------------------------
     200,000   IL Hsg. Devel. Authority, Series C-2                           5.250   08/01/2022   08/01/2012 A        206,602
------------------------------------------------------------------------------------------------------------------------------
      50,000   IL Metropolitan Pier & Exposition Authority                    5.250   06/15/2012   06/15/2007 A         50,047
------------------------------------------------------------------------------------------------------------------------------
   8,400,000   IL Metropolitan Pier & Exposition Authority                    5.375   06/01/2014   06/01/2007 A      8,504,748
------------------------------------------------------------------------------------------------------------------------------
     565,000   IL Metropolitan Pier & Exposition Authority                    6.500   06/15/2027   06/15/2007 A        569,520
------------------------------------------------------------------------------------------------------------------------------
      10,000   IL Metropolitan Pier & Exposition Authority                    6.500   06/15/2027   06/15/2007 A         10,021
------------------------------------------------------------------------------------------------------------------------------
      25,000   IL Sales Tax                                                   5.000   06/15/2016   06/15/2007 A         25,275
------------------------------------------------------------------------------------------------------------------------------
   2,795,000   IL Sales Tax 1                                                 5.250   06/15/2018   06/15/2007 A      2,805,202
------------------------------------------------------------------------------------------------------------------------------
     530,000   Joliet, IL GO                                                  6.250   01/01/2011   07/01/2007 A        532,491
------------------------------------------------------------------------------------------------------------------------------
      45,000   Lake County, IL HFC, Series A                                  6.800   05/01/2023   05/01/2007 A         45,076
------------------------------------------------------------------------------------------------------------------------------
   4,510,000   Lombard, IL Public Facilities Corp.
               (Conference Center & Hotel) 1                                  5.500   01/01/2020   01/01/2016 A      4,897,544
------------------------------------------------------------------------------------------------------------------------------
   4,260,000   Lombard, IL Public Facilities Corp.
               (Conference Center & Hotel)                                    5.500   01/01/2025   01/01/2016 A      4,619,587
------------------------------------------------------------------------------------------------------------------------------
   6,000,000   Lombard, IL Public Facilities Corp.
               (Conference Center & Hotel)                                    5.500   01/01/2030   01/01/2016 A      6,497,400
------------------------------------------------------------------------------------------------------------------------------
  19,335,000   Lombard, IL Public Facilities Corp.
               (Conference Center & Hotel)                                    5.500   01/01/2036   01/01/2016 A     20,806,587
------------------------------------------------------------------------------------------------------------------------------
      45,000   Rockford, IL (Faust Landmark Apartments)                       6.750   01/01/2018   07/01/2007 A         46,521
------------------------------------------------------------------------------------------------------------------------------
      80,000   Southwestern IL Devel. Authority
               (Illinois-American Water Company)                              5.000   02/01/2028   08/01/2007 A         80,033


                  40 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                                        EFFECTIVE            VALUE
      AMOUNT                                                                 COUPON     MATURITY    MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
ILLINIOIS Continued
$    190,000   Southwestern IL Devel. Authority
               (Illinois-American Water Company)                              5.100%  06/01/2029   06/01/2008 A   $    191,478
------------------------------------------------------------------------------------------------------------------------------
      20,000   Southwestern IL Devel. Authority
               (Meridian Village Assoc.)                                      5.250   08/20/2023   08/20/2010 A         20,513
------------------------------------------------------------------------------------------------------------------------------
      15,000   West Chicago, IL Industrial Devel.
               (Leggett & Platt)                                              6.900   09/01/2024   09/01/2007 A         15,035
------------------------------------------------------------------------------------------------------------------------------
      50,000   Will-Kankakee, IL Regional Devel. Authority
               (Consumers Illinois Water Company)                             5.400   09/01/2030   09/01/2007 A         51,201
                                                                                                                  ------------
                                                                                                                   156,914,319
------------------------------------------------------------------------------------------------------------------------------
INDIANA--0.3%
      15,000   East Chicago, IN Pollution Control
               (Inland Steel)                                                 7.125   06/01/2007   06/01/2007           15,054
------------------------------------------------------------------------------------------------------------------------------
   1,665,000   Huntington, IN EDC (Quanex Corp.)                              6.500   08/01/2010   08/01/2007 A      1,667,098
------------------------------------------------------------------------------------------------------------------------------
     360,000   IN Airport Authority (Federal Express)                         5.500   05/01/2029   05/01/2008 A        367,632
------------------------------------------------------------------------------------------------------------------------------
     225,000   IN Devel. Finance Authority (USX Corp.)                        6.150   07/15/2022   07/15/2007 A        229,779
------------------------------------------------------------------------------------------------------------------------------
     205,000   IN Devel. Finance Authority (USX Corp.)                        6.250   07/15/2030   07/15/2007 A        209,504
------------------------------------------------------------------------------------------------------------------------------
      10,000   IN Health Facility Financing Authority
               (Community Hospital of Anderson)                               6.000   01/01/2014   07/01/2007 A         10,188
------------------------------------------------------------------------------------------------------------------------------
     255,000   IN Health Facility Financing Authority
               (Community Hospitals of Indiana)                               5.700   05/15/2022   05/15/2007 A        259,715
------------------------------------------------------------------------------------------------------------------------------
     610,000   IN Health Facility Financing Authority
               (Kings Daughters Hospital Assoc.)                              5.625   08/15/2027   08/15/2007 A        625,372
------------------------------------------------------------------------------------------------------------------------------
      15,000   IN HFA                                                         6.100   07/01/2022   07/01/2007 A         15,135
------------------------------------------------------------------------------------------------------------------------------
      30,000   IN HFA (Single Family Mtg.)                                    5.250   07/01/2023   02/15/2008 B         30,498
------------------------------------------------------------------------------------------------------------------------------
      15,000   IN HFA (Single Family Mtg.)                                    6.000   07/01/2019   07/01/2007 A         15,124
------------------------------------------------------------------------------------------------------------------------------
     495,000   IN Hsg. & Community Devel. Authority
               (Single Family Mtg.)                                           5.250   01/01/2037   03/15/2012 B        521,859
------------------------------------------------------------------------------------------------------------------------------
     255,000   IN Municipal Power Agency, Series A                            5.300   01/01/2023   07/01/2007 A        257,652
------------------------------------------------------------------------------------------------------------------------------
      60,000   Lake County, IN Redevel. Authority                             6.450   02/01/2011   08/01/2007 A         60,132
------------------------------------------------------------------------------------------------------------------------------
     840,000   Madison County, IN Hospital Authority
               (Community Hospital of Anderson) 1                             8.000   01/01/2014   07/01/2007 A        842,696
------------------------------------------------------------------------------------------------------------------------------
      40,000   New Albany, IN Hospital Facilities
               (Mercy Health System)                                          5.625   01/01/2027   10/01/2008 A         40,850
------------------------------------------------------------------------------------------------------------------------------
      25,000   Perry County, IN Redevel. Authority                            6.000   02/01/2012   08/01/2007 A         25,162
------------------------------------------------------------------------------------------------------------------------------
      15,000   St. Joseph County, IN Educational Facilities
               (University of Notre Dame)                                     5.000   03/01/2027   03/01/2008 A         15,101
                                                                                                                  ------------
                                                                                                                     5,208,551
------------------------------------------------------------------------------------------------------------------------------
IOWA--2.5%
      30,000   Council Bluffs, IA Pollution Control
               (Midwest Power Systems)                                        5.950   05/01/2023   05/01/2007 A         30,348
------------------------------------------------------------------------------------------------------------------------------
      80,000   Des Moines, IA Area Community College                          5.500   06/01/2008   06/01/2007 A         80,224
------------------------------------------------------------------------------------------------------------------------------
      10,000   Des Moines, IA Aviation System, Series B                       5.125   07/01/2018   07/01/2008 A         10,110
------------------------------------------------------------------------------------------------------------------------------
   1,155,000   IA Finance Authority (Boys & Girls Home &
               Family Services)                                               6.250   12/01/2028   12/01/2008 A      1,190,828


                  41 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
IOWA Continued
$  5,225,000   IA Finance Authority (Single Family Mtg.)                     5.500%     07/01/2036    05/15/2012 B    $   5,558,512
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   IA Finance Authority
               (Trinity Regional Hospital)                                   5.500      07/01/2022    07/01/2007 A           30,718
-----------------------------------------------------------------------------------------------------------------------------------
     800,000   IA Finance Authority Retirement
               Community (Friendship Haven)                                  5.250      11/15/2014    11/15/2009 A          800,688
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   IA Student Loan Liquidity Corp.                               6.125      12/01/2011    06/01/2007 A           45,076
-----------------------------------------------------------------------------------------------------------------------------------
  37,420,000   IA Tobacco Settlement Authority                               0.000 6    06/01/2034    06/01/2017 A       38,079,340
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000   IA Tobacco Settlement Authority                               5.375      06/01/2038    08/21/2020 C        3,068,610
-----------------------------------------------------------------------------------------------------------------------------------
     170,000   Poweshiek, IA Water Assoc.                                    5.400      03/01/2024    03/01/2009 A          175,260
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Salix, IA Pollution Control
               (Northwestern Public Service Company)                         5.900      06/01/2023    06/01/2007 A           30,311
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   University of Northern IA
               (Academic Building)                                           5.100      07/01/2009    07/01/2007 A           15,015
                                                                                                                      -------------
                                                                                                                         49,115,040
-----------------------------------------------------------------------------------------------------------------------------------
KANSAS--4.7%

      20,000   Kansas City, KS Mtg. Revenue                                  7.000      12/01/2011    06/01/2007 A           20,033
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   KS Devel. Finance Authority Health Facilities
               (St. Lukes/Shawnee Mission Health System)                     5.375      11/15/2026    05/15/2007 A           66,367
-----------------------------------------------------------------------------------------------------------------------------------
      95,000   La Cygne, KS Pollution Control
               (Kansas Gas & Electric Company)                               5.100      03/01/2023    09/01/2007 A           95,090
-----------------------------------------------------------------------------------------------------------------------------------
     700,000   Pittsburgh, KS Transportation Devel. District
               (N. Broadway-Pittsburgh Town Center)                          4.800      04/01/2027    08/18/2020 C          705,446
-----------------------------------------------------------------------------------------------------------------------------------
   9,000,000   Sedgwick & Shawnee Counties, KS Hsg
               (Single Family Mtg.)                                          5.250      12/01/2038    08/15/2017 C        9,493,920
-----------------------------------------------------------------------------------------------------------------------------------
   2,965,000   Sedgwick & Shawnee Counties, KS Hsg.
               (Single Family Mtg.)                                          5.300      12/01/2028    01/01/2014 B        3,119,417
-----------------------------------------------------------------------------------------------------------------------------------
   4,825,000   Sedgwick & Shawnee Counties, KS Hsg.
               (Single Family Mtg.)                                          5.450      06/01/2038    11/03/2015 B        5,154,017
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Sedgwick & Shawnee Counties, KS Hsg.
               (Single Family Mtg.)                                          5.469 4    12/01/2029    03/01/2011 A          144,565
-----------------------------------------------------------------------------------------------------------------------------------
   3,475,000   Sedgwick & Shawnee Counties, KS Hsg.
               (Single Family Mtg.)                                          5.500      12/01/2037    12/01/2015 A        3,694,968
-----------------------------------------------------------------------------------------------------------------------------------
   4,040,000   Sedgwick & Shawnee Counties, KS Hsg.
               (Single Family Mtg.)                                          5.550      06/01/2037    06/01/2018 A        4,379,885
-----------------------------------------------------------------------------------------------------------------------------------
   8,370,000   Sedgwick & Shawnee Counties, KS Hsg.
               (Single Family Mtg.)                                          5.550      06/01/2038    02/01/2016 B        8,998,420
-----------------------------------------------------------------------------------------------------------------------------------
   5,500,000   Sedgwick & Shawnee Counties, KS Hsg.
               (Single Family Mtg.)                                          5.550      12/01/2038    01/27/2019 B        5,971,845
-----------------------------------------------------------------------------------------------------------------------------------
     930,000   Sedgwick & Shawnee Counties, KS Hsg.
               (Single Family Mtg.)                                          5.650      12/01/2036    12/01/2014 A          974,287
-----------------------------------------------------------------------------------------------------------------------------------
   3,200,000   Sedgwick & Shawnee Counties, KS Hsg.
               (Single Family Mtg.)                                          5.750      06/01/2036    06/01/2020 A        3,388,640
-----------------------------------------------------------------------------------------------------------------------------------
   1,980,000   Sedgwick & Shawnee Counties, KS Hsg.
               (Single Family Mtg.)                                          5.750      12/01/2037    12/01/2019 A        2,172,199


                  42 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
KANSAS Continued
$  2,260,000   Sedgwick & Shawnee Counties, KS Hsg.
               (Single Family Mtg.)                                          5.750%     12/01/2037    12/01/2021 A    $   2,480,395
-----------------------------------------------------------------------------------------------------------------------------------
   2,865,000   Sedgwick & Shawnee Counties, KS Hsg.
               (Single Family Mtg.)                                          5.800      12/01/2036    12/01/2016 A        3,186,338
-----------------------------------------------------------------------------------------------------------------------------------
     160,000   Sedgwick & Shawnee Counties, KS Hsg.
               (Single Family Mtg.)                                          5.850      06/01/2028    03/15/2011 B          164,414
-----------------------------------------------------------------------------------------------------------------------------------
   3,235,000   Sedgwick & Shawnee Counties, KS Hsg.
               (Single Family Mtg.)                                          5.850      12/01/2034    12/01/2013 A        3,507,711
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Sedgwick & Shawnee Counties, KS Hsg.
               (Single Family Mtg.)                                          5.850      06/01/2037    06/01/2018 A        2,180,800
-----------------------------------------------------------------------------------------------------------------------------------
   2,175,000   Sedgwick & Shawnee Counties, KS Hsg.
               (Single Family Mtg.)                                          5.900      12/01/2034    12/01/2012 A        2,271,548
-----------------------------------------------------------------------------------------------------------------------------------
   3,315,000   Sedgwick & Shawnee Counties, KS Hsg.
               (Single Family Mtg.)                                          5.900      12/01/2037    06/01/2017 A        3,628,533
-----------------------------------------------------------------------------------------------------------------------------------
   2,990,000   Sedgwick & Shawnee Counties, KS Hsg.
               (Single Family Mtg.)                                          6.000      12/01/2034    06/01/2013 A        3,151,101
-----------------------------------------------------------------------------------------------------------------------------------
   4,405,000   Sedgwick & Shawnee Counties, KS Hsg.
               (Single Family Mtg.)                                          6.125      12/01/2033    06/01/2012 A        4,818,806
-----------------------------------------------------------------------------------------------------------------------------------
   1,335,000   Sedgwick & Shawnee Counties, KS Hsg.
               (Single Family Mtg.)                                          6.450      12/01/2033    02/15/2009 B        1,431,213
-----------------------------------------------------------------------------------------------------------------------------------
     170,000   Sedgwick & Shawnee Counties, KS Hsg.
               (Single Family Mtg.)                                          6.875      12/01/2026    07/01/2007 B          172,344
-----------------------------------------------------------------------------------------------------------------------------------
     300,000   Sedgwick & Shawnee Counties, KS Hsg.
               (Single Family Mtg.)                                          6.950      06/01/2029    03/18/2008 C          313,749
-----------------------------------------------------------------------------------------------------------------------------------
     870,000   Sedgwick & Shawnee Counties, KS Hsg.
               (Single Family Mtg.)                                          7.600      12/01/2031    12/01/2007 B          884,329
-----------------------------------------------------------------------------------------------------------------------------------
  10,000,000   Sedgwick & Shawnee Counties, KS Hsg.
               (Single Family Mtg.) 3                                        5.250      12/01/2038    06/08/2016 B       10,011,700
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000   Wyandotte County/Kansas City, KS Unified
               Government Special Obligation                                 4.750      12/01/2016    12/01/2015 A        5,150,150
                                                                                                                      -------------
                                                                                                                         92,232,230
-----------------------------------------------------------------------------------------------------------------------------------
KENTUCKY--0.1%
      55,000   Jefferson County, KY Health Facilities
               (JHHS/JHP/JHF Obligated Group)                                5.700      01/01/2021    07/01/2007 A           56,174
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Jefferson County, KY Health Facilities
               (University Medical Center)                                   5.500      07/01/2017    07/01/2007 A           25,344
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Kenton County, KY Airport Board
               (Cincinnati/Northern Kentucky International)                  5.750      03/01/2010    09/01/2007 A          101,131
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Kenton County, KY Airport Board
               (Cincinnati/Northern Kentucky International)                  5.750      03/01/2013    09/01/2007 A           35,396
-----------------------------------------------------------------------------------------------------------------------------------
     120,000   Kenton County, KY Airport Special Facilities
               (Delta Airlines) 5,7                                          7.500      02/01/2012    02/01/2012             65,400
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   KY EDFA (St. Claire Medical Center)                           5.625      09/01/2021    09/01/2007 A           30,040
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   KY Hsg. Corp.                                                 5.300      07/01/2018    07/01/2008 A           35,743


                  43 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                          EFFECTIVE               VALUE
      AMOUNT                                                                    COUPON     MATURITY    MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
KENTUCKY Continued
$     15,000   KY Hsg. Corp.                                                     5.350%  01/01/2021   07/01/2011 A   $       15,437
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   KY Hsg. Corp.                                                     5.450   07/01/2022   01/01/2012 A           15,553
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   KY Infrastructure Authority                                       5.700   06/01/2013   06/01/2007 A           70,177
-----------------------------------------------------------------------------------------------------------------------------------
   1,285,000   Louisville & Jefferson County, KY Regional
               Airport Authority (AIRIS Louisville)                              5.500   03/01/2019   03/01/2010 A        1,317,446
                                                                                                                     --------------
                                                                                                                          1,767,841
-----------------------------------------------------------------------------------------------------------------------------------
LOUISIANA--4.1%
      35,000   Caddo Parish, LA Industrial Devel. Board
               (Pennzoil Products Company)                                       5.600   12/01/2028   12/01/2010 A           36,061
-----------------------------------------------------------------------------------------------------------------------------------
     160,000   Calcasieu Parish, LA Industrial Devel. Board
               (ConocoPhillips Holding Co/E.I. Dupont de
               Nemours Obligated Group)                                          5.750   12/01/2026   06/01/2007 A          161,754
-----------------------------------------------------------------------------------------------------------------------------------
   1,565,000   Calcasieu Parish, LA Industrial Devel. Board
               (Olin Corp.) 1                                                    6.625   02/01/2016   04/01/2010 A        1,675,912
-----------------------------------------------------------------------------------------------------------------------------------
     660,000   Calcasieu Parish, LA Public Trust Authority                       5.000   04/01/2028   03/22/2009 B          671,761
-----------------------------------------------------------------------------------------------------------------------------------
     190,000   De Soto Parish, LA Environmental
               Improvement (International Paper Company)                         5.600   11/01/2022   11/01/2009 A          195,029
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   De Soto Parish, LA Environmental
               Improvement (International Paper Company)                         6.375   05/01/2025   05/01/2011 A           37,803
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   East Baton Rouge, LA Mtg. Finance
               Authority (GNMA & FNMA Mtg.)                                      5.600   04/01/2022   04/01/2009 A           50,329
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   East Baton Rouge, LA Mtg. Finance
               Authority (GNMA & FNMA Mtg.)                                      5.700   10/01/2033   04/01/2007 A           20,141
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   East Baton Rouge, LA Mtg. Finance Authority
               (Single Family Mtg.)                                              5.500   10/01/2025   04/01/2007 A           40,024
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   East Baton Rouge, LA Mtg. Finance Authority
               (Single Family Mtg.)                                              6.350   10/01/2028   10/01/2007 A           45,429
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Hammond, LA Industrial Devel. Board
               (Albertson's)                                                     6.300   11/01/2008   11/01/2008             24,998
-----------------------------------------------------------------------------------------------------------------------------------
     135,000   Iberville Parish, LA Pollution Control
               (Entergy Gulf States)                                             5.700   01/01/2014   07/01/2007 A          135,031
-----------------------------------------------------------------------------------------------------------------------------------
   1,550,000   Jefferson Parish, LA Home Mtg. Authority
               (Single Family Mtg.)                                              5.550   06/01/2036   11/15/2011 B        1,629,190
-----------------------------------------------------------------------------------------------------------------------------------
     855,000   Jefferson Parish, LA Home Mtg. Authority
               (Single Family Mtg.)                                              5.875   12/01/2021   06/01/2007 C          863,217
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   LA HFA (Multifamily Hsg.)                                         7.100   11/01/2033   11/01/2007 A           20,324
-----------------------------------------------------------------------------------------------------------------------------------
     345,000   LA HFA (Single Family Mtg.)                                       5.800   06/01/2035   06/01/2007 B          351,365
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   LA HFA (Single Family Mtg.)                                       5.900   12/01/2011   09/01/2007 B           10,043
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   LA HFA (Single Family Mtg.)                                       5.900   12/01/2011   06/01/2007 B           30,327
-----------------------------------------------------------------------------------------------------------------------------------
   1,605,000   LA HFA (Single Family Mtg.)                                       6.375   06/01/2033   06/01/2007 B        1,631,611
-----------------------------------------------------------------------------------------------------------------------------------
   1,460,000   LA HFA (Single Family Mtg.)                                       6.400   06/01/2032   04/01/2007 B        1,475,272
-----------------------------------------------------------------------------------------------------------------------------------
     725,000   LA HFA (Single Family Mtg.)                                       7.450   12/01/2031   04/22/2007 B          746,409
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   LA HFA (St. Dominic Assisted Care)                                6.300   09/01/2015   09/01/2008 A           25,483


                  44 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                    COUPON     MATURITY    MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$  2,070,000   LA Local Government EF&CD Authority
               (Bellemont Apartments)                                            6.000%  09/01/2022   09/01/2012 A   $    2,150,689
-----------------------------------------------------------------------------------------------------------------------------------
     855,000   LA Local Government EF&CD Authority
               (Oakleigh Apartments)                                             6.000   06/01/2016   07/07/2014 B          906,112
-----------------------------------------------------------------------------------------------------------------------------------
  12,000,000   LA Public Facilities Authority
               (Baton Rouge General Medical Center)                              5.250   07/01/2024   07/01/2014 A       12,776,160
-----------------------------------------------------------------------------------------------------------------------------------
   7,000,000   LA Public Facilities Authority
               (Centenary College)                                               5.625   02/01/2019   02/01/2009 A        7,224,490
-----------------------------------------------------------------------------------------------------------------------------------
   6,000,000   LA Public Facilities Authority
               (Louisiana Water Company)                                         5.450   02/01/2013   08/01/2007 A        6,030,360
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   LA Public Facilities Authority
               (Tulane University)                                               5.750   02/15/2021   08/15/2007 A           30,041
-----------------------------------------------------------------------------------------------------------------------------------
     105,000   LA Public Facilities Authority
               (Xavier University of Louisiana)                                  5.250   09/01/2027   09/01/2007 A          107,517
-----------------------------------------------------------------------------------------------------------------------------------
  10,355,000   LA Tobacco Settlement Financing Corp.
               (TASC)                                                            5.875   05/15/2039   05/15/2012 A       11,063,075
-----------------------------------------------------------------------------------------------------------------------------------
  24,320,000   LA Tobacco Settlement Financing Corp.
               (TASC), Series B                                                  5.500   05/15/2030   05/10/2011 B       25,425,344
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   New Orleans, LA Aviation Board                                    5.450   10/01/2027   10/01/2007 A           30,697
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   New Orleans, LA Aviation Board
               (Passenger Facility Charge)                                       5.500   09/01/2014   09/01/2007 A           15,014
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   New Orleans, LA Aviation Board
               (Passenger Facility Charge)                                       5.700   09/01/2012   09/01/2007 A           50,060
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   New Orleans, LA Aviation Board
               (Passenger Facility Charge)                                       6.000   09/01/2018   09/01/2007 A          150,189
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   New Orleans, LA Aviation Board
               (Passenger Facility Charge)                                       6.000   09/01/2019   09/01/2007 A          250,388
-----------------------------------------------------------------------------------------------------------------------------------
     175,000   New Orleans, LA Exhibit Hall Special Tax
               (Ernest N. Morial)                                                5.600   07/15/2025   07/15/2007 A          175,889
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   New Orleans, LA Finance Authority
               (Single Family Mtg.)                                              5.350   12/01/2028   07/20/2007 B           35,373
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   New Orleans, LA Finance Authority
               (Single Family Mtg.), Series B-2                                  6.050   12/01/2026   12/01/2009 A           20,343
-----------------------------------------------------------------------------------------------------------------------------------
   2,265,000   New Orleans, LA HDC (Southwood Patio)                             7.700   02/01/2022   08/01/2007 A        2,271,048
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   New Orleans, LA Home Mtg. Authority
               (Single Family Mtg.)                                              6.000   12/01/2021   12/01/2008 A           10,164
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   New Orleans, LA Home Mtg. Authority
               (Single Family Mtg.)                                              6.200   06/01/2015   06/01/2007 A            5,090
-----------------------------------------------------------------------------------------------------------------------------------
     255,000   New Orleans, LA Home Mtg. Authority
               (Single Family Mtg.)                                              6.300   06/01/2028   06/01/2007 A          255,913
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   New Orleans, LA Sewage Service                                    5.400   06/01/2017   06/01/2007 A           30,362
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   Orleans Parish, LA Parishwide School District                     5.000   09/01/2015   09/01/2007 A           70,055
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Orleans Parish, LA Parishwide School District                     5.125   09/01/2021   03/01/2008 A           15,123
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Orleans Parish, LA Parishwide School District                     5.300   09/01/2014   09/01/2007 A           50,054


                  45 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                    COUPON     MATURITY    MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$    170,000   Orleans Parish, LA Parishwide School District                     5.375%  09/01/2017   09/01/2007 A   $      170,170
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Orleans Parish, LA School Board                                   5.300   09/01/2012   09/01/2007 A           15,017
-----------------------------------------------------------------------------------------------------------------------------------
     110,000   Orleans Parish, LA School Board                                   5.300   09/01/2013   09/01/2007 A          110,121
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   Orleans Parish, LA School Board, Series B                         5.200   02/01/2014   08/01/2007 A          125,125
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Plaquemines, LA Port Harbor &
               Terminal District (Teco Energy)                                   5.000   09/01/2007   09/01/2007             50,008
-----------------------------------------------------------------------------------------------------------------------------------
     340,000   Shreveport, LA Hsg. Authority
               (U.S. Goodman Plaza)                                              6.100   08/01/2019   12/26/2015 C          339,238
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Shreveport, LA Hsg. Authority
               (U.S. Goodman Plaza)                                              6.125   08/01/2010   08/15/2009 C           15,000
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Slidell, LA Utilities                                             5.550   04/01/2016   04/01/2007 A           45,504
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   St. John Baptist Parish, LA (USX Corp.)                           5.350   12/01/2013   12/01/2008 A           30,876
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Tangipahoa Parish, LA School Board Sales
               & Use Tax                                                         5.350   03/15/2010   05/01/2007 A           25,029
                                                                                                                     --------------
                                                                                                                         79,953,151
-----------------------------------------------------------------------------------------------------------------------------------
MAINE--0.2%
   1,800,000   Jay, ME Environmental Improvement
               (International Paper Company)                                     6.250   09/01/2023   09/01/2009 A        1,905,606
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Jay, ME Solid Waste Disposal
               (International Paper Company)                                     6.200   09/01/2019   09/01/2009 A           26,477
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   ME Finance Authority Solid Waste
               Recycling Facilities (Great Northern Paper)                       7.750   10/01/2022   04/01/2007 A        2,015,000
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   ME H&HEFA, Series A                                               5.875   07/01/2025   07/01/2007 A            5,025
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   ME H&HEFA, Series A                                               6.000   07/01/2024   07/01/2007 A           15,027
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   ME Hsg. Authority Mtg., Series B 1                                5.500   11/15/2014   05/15/2009 A           45,869
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   ME Hsg. Authority, Series A-2                                     5.250   11/15/2032   01/15/2010 A           20,275
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   ME Hsg. Authority, Series C                                       5.450   11/15/2023   05/15/2009 A           10,168
-----------------------------------------------------------------------------------------------------------------------------------
     135,000   ME Hsg. Authority, Series D-1                                     5.250   11/15/2015   05/15/2007 B          135,690
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   ME Municipal Bond Bank, Series B                                  5.850   11/01/2020   06/01/2007 A           10,017
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   ME Municipal Bond Bank, Series D                                  6.300   11/01/2014   05/01/2007 A          100,206
                                                                                                                     --------------
                                                                                                                          4,289,360
-----------------------------------------------------------------------------------------------------------------------------------
MARYLAND--0.6%
      65,000   Baltimore, MD Port Facilities
               (E.I. DuPont de Nemours)                                          6.500   10/01/2011   04/01/2007 A           67,802
-----------------------------------------------------------------------------------------------------------------------------------
     655,000   Baltimore, MD Port Facilities
               (E.I. DuPont de Nemours)                                          6.500   10/01/2011   04/01/2007 A          672,220
-----------------------------------------------------------------------------------------------------------------------------------
      90,000   MD Community Devel. People's
               Resource Center (Residential)                                     5.150   03/01/2018   03/01/2011 A           91,909
-----------------------------------------------------------------------------------------------------------------------------------
     235,000   MD Community Devel. People's
               Resource Center (Residential)                                     5.250   09/01/2029   03/01/2011 A          239,637
-----------------------------------------------------------------------------------------------------------------------------------
     245,000   MD Community Devel. People's
               Resource Center (Residential)                                     5.300   09/01/2023   03/01/2010 A          250,008
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   MD Community Devel. People's
               Resource Center (Residential)                                     5.375   09/01/2024   03/01/2009 A           25,583


                  46 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                    COUPON     MATURITY    MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
$    475,000   MD Community Devel. People's
               Resource Center (Single Family)                                   5.125%  04/01/2021   04/01/2009 A   $      484,438
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   MD Community Devel. People's
               Resource Center, Series C                                         5.350   07/01/2041   01/01/2009 A            5,091
-----------------------------------------------------------------------------------------------------------------------------------
     245,000   MD Community Devel. People's
               Resource Center, Series C                                         5.650   07/01/2039   07/01/2007 A          250,554
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   MD Community Devel. People's
               Resource Center, Series D                                         6.250   07/01/2031   01/01/2010 A          518,510
-----------------------------------------------------------------------------------------------------------------------------------
   5,535,000   MD EDC Student Hsg.
               (Bowie State University) 1                                        6.000   06/01/2023   06/01/2013 A        5,693,633
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   MD H&HEFA (Johns Hopkins Hospital)                                5.500   07/01/2026   07/01/2007 A           66,327
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   MD H&HEFA (Johns Hopkins University)                              5.625   07/01/2027   07/01/2007 A           76,807
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   MD Industrial Devel. Financing Authority
               (Bon Secours Health Systems)                                      5.500   08/15/2020   08/15/2007 A           55,344
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Montgomery County, MD Hsg.
               Opportunities Commission
               (Multifamily Mtg.)                                                6.000   07/01/2037   07/01/2007 A           51,113
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Montgomery County, MD Hsg.
               Opportunities Commission
               (Multifamily Mtg.), Series A                                      5.750   07/01/2034   07/01/2007 A           20,014
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Montgomery County, MD Hsg.
               Opportunities Commission
               (Multifamily Mtg.), Series B                                      6.400   07/01/2028   07/01/2008 A           30,677
-----------------------------------------------------------------------------------------------------------------------------------
   1,960,000   Montgomery County, MD Hsg.
               Opportunities Commission
               (Single Family Mtg.)                                              5.750   07/01/2029   01/01/2011 B        2,074,542
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   Prince Georges County, MD Hsg. Authority
               (Langley Gardens Apartments)                                      5.750   08/20/2029   08/20/2008 A           82,662
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Prince Georges County, MD Hsg. Authority
               (Single Family)                                                   6.150   08/01/2019   08/01/2010 A           25,778
                                                                                                                     --------------
                                                                                                                         10,782,649
-----------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--4.4%
      25,000   Concord, MA GO                                                    4.900   07/15/2009   07/15/2007 A           25,025
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   MA Devel. Finance Agency (Curry College)                          6.000   03/01/2031   03/01/2009 A           36,470
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   MA Devel. Finance Agency
               (Massachusetts College of Pharmacy
               Allied Health Services)                                           6.375   07/01/2023   07/01/2013 A        1,127,620
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   MA Devel. Finance Agency
               (The Wheeler School)                                              5.500   12/01/2007   12/01/2007             10,057
-----------------------------------------------------------------------------------------------------------------------------------
   3,935,000   MA Devel. Finance Agency
               (VOA Ayer)                                                        6.200   02/20/2046   02/20/2015 A        4,464,100
-----------------------------------------------------------------------------------------------------------------------------------
   1,390,000   MA Educational Financing Authority                                6.050   12/01/2017   12/01/2009 A        1,439,915
-----------------------------------------------------------------------------------------------------------------------------------
  10,340,000   MA Educational Financing Authority, Issue E 3                     5.300   01/01/2016   07/01/2010 A       10,607,754
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   MA Educational Financing Authority, Issue E                       5.300   01/01/2016   07/01/2010 A           15,388
-----------------------------------------------------------------------------------------------------------------------------------
   1,760,000   MA Educational Financing Authority, Issue G                       5.920   12/01/2014   12/01/2010 A        1,819,365


                  47 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS Continued
$  1,125,000   MA Educational Financing Authority, Issue G                   6.000%     12/01/2016    12/01/2009 A    $   1,164,386
-----------------------------------------------------------------------------------------------------------------------------------
     160,000   MA H&EFA (Berklee College of Music)                           5.100      10/01/2027    10/01/2007 A          164,054
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   MA H&EFA (Beverly Hospital Corp.)                             5.625      07/01/2013    07/01/2007 A           10,014
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   MA H&EFA (Cape Cod Healthcare)                                5.450      11/15/2023    11/15/2008 A           71,644
-----------------------------------------------------------------------------------------------------------------------------------
     155,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH
               Obligated Group)                                              5.625      07/01/2020    01/01/2009 A          160,112
-----------------------------------------------------------------------------------------------------------------------------------
     160,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH
               Obligated Group)                                              5.700      07/01/2015    01/01/2009 A          165,718
-----------------------------------------------------------------------------------------------------------------------------------
     700,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH
               Obligated Group)                                              5.750      07/01/2028    01/01/2009 A          725,753
-----------------------------------------------------------------------------------------------------------------------------------
   1,635,000   MA H&EFA (New England Medical Center)                         5.375      07/01/2024    07/01/2007 A        1,636,700
-----------------------------------------------------------------------------------------------------------------------------------
   1,750,000   MA H&EFA (Partners Healthcare System)                         5.375      07/01/2017    07/01/2007 A        1,774,465
-----------------------------------------------------------------------------------------------------------------------------------
     180,000   MA H&EFA (Schepens Eye Research Institute)                    6.500      07/01/2028    07/01/2009 A          192,823
-----------------------------------------------------------------------------------------------------------------------------------
     435,000   MA H&EFA (South Shore Hospital)                               5.500      07/01/2020    07/01/2007 A          440,146
-----------------------------------------------------------------------------------------------------------------------------------
   1,255,000   MA H&EFA (Valley Regional Health System)                      5.750      07/01/2018    07/01/2007 A        1,256,857
-----------------------------------------------------------------------------------------------------------------------------------
     140,000   MA HFA                                                        5.550      07/01/2027    07/01/2007 A          141,779
-----------------------------------------------------------------------------------------------------------------------------------
   6,890,000   MA HFA (Rental Mtg.)                                          5.250      01/01/2046    07/01/2012 A        7,104,486
-----------------------------------------------------------------------------------------------------------------------------------
   3,005,000   MA HFA (Rental Mtg.)                                          5.600      01/01/2045    07/01/2012 A        3,186,863
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   MA HFA (Rental Mtg.)                                          5.625      07/01/2040    07/01/2007 A        1,013,280
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   MA HFA, Series 22                                             6.100      06/01/2016    06/01/2007 A            5,005
-----------------------------------------------------------------------------------------------------------------------------------
     235,000   MA HFA, Series A                                              5.050      06/01/2010    06/01/2008 A          239,651
-----------------------------------------------------------------------------------------------------------------------------------
     375,000   MA HFA, Series A                                              5.150      12/01/2011    06/01/2008 A          382,421
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   MA HFA, Series A                                              5.500      07/01/2040    07/01/2010 A           35,624
-----------------------------------------------------------------------------------------------------------------------------------
   1,200,000   MA HFA, Series A                                              5.550      07/01/2032    07/01/2012 A        1,245,816
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   MA HFA, Series A                                              6.000      07/01/2041    01/01/2011 A        2,108,020
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   MA HFA, Series B                                              6.400      07/01/2038    07/01/2007 A           25,577
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   MA HFA, Series E                                              6.050      07/01/2020    07/01/2009 A           51,362
-----------------------------------------------------------------------------------------------------------------------------------
   4,275,000   MA HFA, Series H                                              6.650      07/01/2041    07/01/2010 A        4,555,184
-----------------------------------------------------------------------------------------------------------------------------------
     650,000   MA Industrial Finance Agency
               (Arbors at Taunton)                                           5.300      06/20/2019    06/20/2011 A          673,283
-----------------------------------------------------------------------------------------------------------------------------------
     265,000   MA Industrial Finance Agency
               (Avon Associates)                                             5.375      04/01/2020    04/01/2007 A          266,214
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   MA Industrial Finance Agency
               (Heights Crossing)                                            6.150      02/01/2035    08/01/2007 A        1,011,300
-----------------------------------------------------------------------------------------------------------------------------------
   1,720,000   MA Industrial Finance Agency
               (Massachusetts American Water Company)                        6.250      12/01/2010    06/01/2007 A        1,723,285
-----------------------------------------------------------------------------------------------------------------------------------
     930,000   MA Industrial Finance Agency
               (Massachusetts American Water Company)                        6.750      12/01/2025    06/01/2007 A          941,634
-----------------------------------------------------------------------------------------------------------------------------------
   2,130,000   MA Industrial Finance Agency
               (Massachusetts American Water Company)                        6.900      12/01/2029    06/01/2007 A        2,159,373
-----------------------------------------------------------------------------------------------------------------------------------
   1,600,000   MA Industrial Finance Agency
               (TNG Draper Place) 1                                          6.450      08/20/2039    08/20/2008 A        1,724,464
-----------------------------------------------------------------------------------------------------------------------------------
   1,175,000   MA Port Authority                                             5.100      07/01/2010    07/01/2007 A        1,189,782


                  48 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS Continued
$     35,000   MA Port Authority (Bosfuel Corp.)                             5.625%     07/01/2027    07/01/2007 A    $      35,832
-----------------------------------------------------------------------------------------------------------------------------------
     315,000   MA Port Authority (Bosfuel Corp.)                             5.750      07/01/2039    07/01/2007 A          322,626
-----------------------------------------------------------------------------------------------------------------------------------
  20,000,000   MA Port Authority (Delta Airlines) 3                          5.500      01/01/2022    01/01/2011         21,110,100
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   MA Port Authority (Delta Airlines) 1                          5.500      01/01/2016    01/01/2012 A        1,058,370
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   MA Port Authority (Delta Airlines)                            5.500      01/01/2017    01/01/2011 A        2,116,020
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   MA Port Authority (Delta Airlines) 1                          5.500      01/01/2019    01/01/2012 A        1,055,860
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   MA Port Authority (US Airways)                                5.500      09/01/2009    09/01/2007 A           25,537
-----------------------------------------------------------------------------------------------------------------------------------
     225,000   MA Port Authority (US Airways)                                5.750      09/01/2016    09/01/2007 A          229,876
-----------------------------------------------------------------------------------------------------------------------------------
     175,000   MA Port Authority, Series B                                   5.375      07/01/2027    07/01/2007 A          177,063
-----------------------------------------------------------------------------------------------------------------------------------
     400,000   MA Turnpike Authority, Series A                               5.125      01/01/2023    07/01/2007 A          408,364
-----------------------------------------------------------------------------------------------------------------------------------
   1,175,000   MA Turnpike Authority, Series A                               5.550      01/01/2017    07/01/2007 A        1,230,542
-----------------------------------------------------------------------------------------------------------------------------------
     700,000   New England Education Loan
               Marketing Corp.                                               6.900      11/01/2009    11/01/2009            736,687
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   Weymouth, MA GO                                               5.700      07/15/2011    07/15/2007 A          127,691
                                                                                                                      -------------
                                                                                                                         85,727,337
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN--2.0%
      45,000   Dearborn, MI EDC
               (OHC/UC Obligated Group)                                      5.750      11/15/2015    05/15/2007 A           45,482
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Detroit, MI GO                                                5.000      04/01/2018    04/01/2008 A           25,547
-----------------------------------------------------------------------------------------------------------------------------------
     225,000   Detroit, MI Local Devel. Finance
               Authority (Chrysler Corp.) 1                                  5.375      05/01/2018    05/01/2009 A          228,503
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Detroit, MI Water Supply System, Series A                     5.000      07/01/2027    07/01/2007 A           25,309
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Farmington Hills, MI EDC
               (Botsford General Hospital) 1                                 5.700      02/15/2015    08/15/2007 A           30,040
-----------------------------------------------------------------------------------------------------------------------------------
     155,000   Flint, MI Hospital Building Authority
               (Hurley Medical Center)                                       5.375      07/01/2020    07/01/2010 A          155,733
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Kalamazoo, MI (Downtown Devel.)                               6.000      04/01/2013    04/01/2007 A           25,280
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Kent County, MI Airport Facility
               (Kent County International Airport)                           5.000      01/01/2021    01/01/2010 A           25,358
-----------------------------------------------------------------------------------------------------------------------------------
     115,000   Kent County, MI Airport Facility
               (Kent County International Airport)                           5.000      01/01/2028    01/01/2010 A          116,627
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   MI Higher Education Student
               Loan Authority                                                5.400      06/01/2018    06/01/2008 A           20,443
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   MI Hospital Finance Authority
               (Detroit Medical Center Obligated Group)                      5.250      08/15/2028    08/15/2009 A          254,730
-----------------------------------------------------------------------------------------------------------------------------------
     560,000   MI Hospital Finance Authority
               (Detroit Sinai Hospital)                                      6.000      01/01/2008    07/07/2007 C          565,964
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   MI Hospital Finance Authority
               (Holland Community Hospital)                                  5.625      01/01/2028    07/01/2007 A           51,063
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   MI Hospital Finance Authority
               (St. John Hospital)                                           5.750      05/15/2016    05/15/2007 A           20,255
-----------------------------------------------------------------------------------------------------------------------------------
   2,050,000   MI Hsg. Devel. Authority (Rental Hsg.) 1                      6.100      10/01/2033    04/01/2007 A        2,094,219


                  49 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$    385,000   MI Hsg. Devel. Authority, Series A                            5.300%     10/01/2037    04/01/2009 A    $     391,865
-----------------------------------------------------------------------------------------------------------------------------------
   2,930,000   MI Job Devel. Authority Pollution
               Control (General Motors Corp.)                                5.550      04/01/2009    10/01/2007 A        2,932,901
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   MI Municipal Bond Authority                                   5.375      11/01/2017    05/01/2007 A           65,623
-----------------------------------------------------------------------------------------------------------------------------------
      95,000   MI Municipal Bond Authority                                   6.000      12/01/2013    06/01/2007 A           96,353
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   MI Municipal Bond Authority                                   7.100      11/01/2014    05/01/2007 A           25,057
-----------------------------------------------------------------------------------------------------------------------------------
   1,035,000   MI Public Educational Facilities Authority
               (Old Redford Academy) 1                                       5.000      12/01/2013    01/05/2012 C        1,048,103
-----------------------------------------------------------------------------------------------------------------------------------
   4,000,000   MI Strategic Fund (Clark Retirement
               Community/Clark Retirement Community
               Foundation Obligated Group)                                   5.300      06/01/2024    06/01/2016 A        4,144,560
-----------------------------------------------------------------------------------------------------------------------------------
   4,910,000   MI Strategic Fund (Clark Retirement
               Community/Clark Retirement Community
               Foundation Obligated Group)                                   5.400      06/01/2028    06/01/2016 A        5,111,703
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   MI Strategic Fund Limited Obligation
               (Clark Retirement Community/Clark
               Retirement Community Foundation
               Obligated Group)                                              5.650      09/01/2029    09/01/2011 A        1,054,430
-----------------------------------------------------------------------------------------------------------------------------------
   1,605,000   MI Strategic Fund Limited Obligation
               (Detroit Edison Company)                                      5.650      09/01/2029    09/01/2011 A        1,692,360
-----------------------------------------------------------------------------------------------------------------------------------
     520,000   MI Strategic Fund Limited Obligation
               (Ford Motor Company), Series A                                6.550      10/01/2022    04/01/2007 A          528,887
-----------------------------------------------------------------------------------------------------------------------------------
   1,425,000   MI Strategic Fund Solid Waste
               (S.D. Warren & Company)                                       7.375      01/15/2022    07/15/2007 A        1,449,467
-----------------------------------------------------------------------------------------------------------------------------------
     750,000   Mount Clemens, MI Hsg. Corp.
               (FHA Section 8), Series A                                     6.600      06/01/2022    06/01/2007 A          776,685
-----------------------------------------------------------------------------------------------------------------------------------
     575,000   Pontiac, MI Tax Increment Finance Authority                   6.375      06/01/2031    06/01/2012 A          616,118
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   Wayne Charter County, MI Airport
               (Detroit Metropolitan Wayne County)                           5.000      12/01/2019    12/01/2008 A           56,262
-----------------------------------------------------------------------------------------------------------------------------------
     865,000   Wayne Charter County, MI Airport
               (Detroit Metropolitan Wayne County)                           5.000      12/01/2022    12/01/2010 A          884,419
-----------------------------------------------------------------------------------------------------------------------------------
     435,000   Wayne Charter County, MI Airport
               (Detroit Metropolitan Wayne County)                           5.000      12/01/2028    12/01/2010 A          443,252
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Wayne Charter County, MI Airport
               (Detroit Metropolitan Wayne County)                           5.250      12/01/2014    12/01/2008 A           20,596
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Wayne Charter County, MI Airport
               (Detroit Metropolitan Wayne County)                           5.250      12/01/2018    12/01/2008 A           25,686
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Wayne Charter County, MI Airport
               (Detroit Metropolitan Wayne County)                           5.375      12/01/2015    12/01/2008 A           10,322
-----------------------------------------------------------------------------------------------------------------------------------
  12,930,000   Wayne County, MI Airport Authority (Detroit
               Metropolitan Wayne County Airport) 3                          5.250      12/01/2026    12/01/2015         13,791,138
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Wexford County, MI Water Supply System                        5.850      11/01/2012    05/01/2007 A           25,785
                                                                                                                      -------------
                                                                                                                         38,876,125


                  50 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MINNESOTA--0.1%
$    745,000   Mahtomedi, MN Multifamily (Briarcliff)                        7.350%     06/01/2036    06/01/2008 A    $     761,077
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Minneapolis, MN Multifamily
               (Riverside Plaza)                                             5.100      12/20/2018    12/20/2008 A           45,489
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   MN (Duluth Airport)                                           6.250      08/01/2014    08/01/2007 A          510,865
-----------------------------------------------------------------------------------------------------------------------------------
     800,000   MN Agricultural & Economic Devel. Board                       7.250      08/01/2020    08/01/2008 A          837,512
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   MN HEFA (University of St. Thomas)                            5.250      10/01/2034    10/01/2014 A           47,791
                                                                                                                      -------------
                                                                                                                          2,202,734
-----------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--1.2%
   3,000,000   Adams County, MS Environmental
               Improvement (International Paper
               Company) 1                                                    6.250      09/01/2023    12/01/2009 A        3,176,010
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Biloxi, MS GO                                                 5.900      10/01/2019    10/01/2009 A           52,675
-----------------------------------------------------------------------------------------------------------------------------------
      95,000   Biloxi, MS Hsg. Authority
               (Beauvoir Apartments)                                         6.250      09/01/2031    09/01/2013 A          100,771
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Gulfport, MS Hospital Facility
               (Gulfport Memorial Hospital) 1                                6.125      07/01/2015    07/01/2007 A           60,103
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Jackson, MS Municipal Airport Authority                       5.100      12/01/2013    12/01/2007 A           15,112
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   Jones County, MS Solid Waste Disposal
               (International Paper Company)                                 5.800      10/01/2021    10/01/2009 A           71,836
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   MS Business Finance Corp. (Bomaine Corp.)                     5.750      05/01/2015    05/01/2009 A          101,870
-----------------------------------------------------------------------------------------------------------------------------------
   8,260,000   MS Business Finance Corp.
               (System Energy Resources)                                     5.875      04/01/2022    04/01/2007 A        8,349,704
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   MS Devel. Bank Special Obligation                             5.500      07/01/2031    07/01/2011 A          206,710
-----------------------------------------------------------------------------------------------------------------------------------
   2,750,000   MS Higher Education Assistance Corp.,
               Series C                                                      6.750      09/01/2014    09/01/2007 A        2,754,813
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   MS Home Corp. (GNMA Collateral Mtg.),
               Series B                                                      6.500      12/01/2024    06/01/2007 A           15,307
-----------------------------------------------------------------------------------------------------------------------------------
     560,000   MS Home Corp. (Single Family Mtg.)                            5.300      12/01/2023    04/01/2013 A          571,469
-----------------------------------------------------------------------------------------------------------------------------------
     255,000   MS Home Corp. (Single Family Mtg.)                            6.250      12/01/2016    12/01/2007 A          259,779
-----------------------------------------------------------------------------------------------------------------------------------
   4,265,000   MS Home Corp. (Single Family Mtg.)                            6.350      06/01/2030    03/05/2009 B        4,407,750
-----------------------------------------------------------------------------------------------------------------------------------
     545,000   MS Home Corp. (Single Family Mtg.)                            6.700      12/01/2029    12/01/2009 A          569,585
-----------------------------------------------------------------------------------------------------------------------------------
     550,000   MS Home Corp. (Single Family Mtg.), Series I                  7.375      06/01/2028    12/01/2011 A          558,366
-----------------------------------------------------------------------------------------------------------------------------------
     105,000   MS Home Corp. (Valley State Student Hsg.)                     5.300      12/01/2028    12/01/2013 A          109,848
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   MS Home Corp., Series A                                       6.300      06/01/2031    06/01/2014 A           26,278
-----------------------------------------------------------------------------------------------------------------------------------
     140,000   MS Home Corp., Series B                                       6.625      04/01/2027    04/01/2007 A          140,168
-----------------------------------------------------------------------------------------------------------------------------------
     300,000   MS Hospital Equipment & Facilities Authority
               (MS Baptist Medical Center)                                   6.500      05/01/2010    05/01/2007 A          300,708
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Tupelo, MS GO                                                 5.900      08/01/2013    08/01/2007 A           20,124
-----------------------------------------------------------------------------------------------------------------------------------
   1,075,000   Warren County, MS Environmental
               Improvement (International Paper Company)                     6.250      09/01/2023    09/01/2009 A        1,135,533
                                                                                                                      -------------
                                                                                                                         23,004,519


                  51 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MISSOURI--2.1%
$     20,000   Bates County, MO Hospital
               (Bates County Memorial Hospital)                              5.700%     03/01/2026    09/01/2007 A    $      20,221
-----------------------------------------------------------------------------------------------------------------------------------
     175,000   Belton, MO Tax Increment
               (Belton Town Center)                                          5.000      03/01/2014    09/06/2013 C          175,653
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   Belton, MO Tax Increment
               (Belton Town Center)                                          5.125      03/01/2015    03/01/2015            125,439
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Belton, MO Tax Increment
               (Belton Town Center)                                          5.250      03/01/2016    03/01/2016            100,953
-----------------------------------------------------------------------------------------------------------------------------------
   1,395,000   Branson, MO IDA (Branson Hills)                               6.250      05/01/2013    05/05/2011 C        1,479,830
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   Cameron, MO IDA Health Facilities
               (Cameron Community Hospital)                                  6.375      12/01/2029    12/01/2010 A           69,038
-----------------------------------------------------------------------------------------------------------------------------------
   4,095,000   Hanley/Eager Road, MO Transportation
               Devel. District 1                                             6.750      12/01/2028    12/01/2010 D        4,100,528
-----------------------------------------------------------------------------------------------------------------------------------
   3,970,000   Kansas City, MO Special Facilities
               (MCI Overhaul Base)                                           5.500      09/01/2020    09/01/2015 A        4,265,686
-----------------------------------------------------------------------------------------------------------------------------------
   1,170,000   Kansas City, MO Special Facilities
               (MCI Overhaul Base)                                           5.625      09/01/2017    09/01/2015 A        1,274,095
-----------------------------------------------------------------------------------------------------------------------------------
   1,200,000   Kansas City, MO Tax Increment
               (Briarcliff West)                                             5.150      06/01/2016    08/01/2013 B        1,229,076
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Lees Summit, MO Tax
               (Summitwoods Crossing)                                        6.250      05/01/2017    05/01/2008 A           20,305
-----------------------------------------------------------------------------------------------------------------------------------
   1,190,000   Maplewood, MO Tax
               (Maplewood South Redevel.)                                    5.200      11/01/2022    09/01/2012 B        1,214,835
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   MO Environmental Improvement &
               Energy Resources Authority                                    5.125      01/01/2019    01/01/2008 A           35,707
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   MO Environmental Improvement &
               Energy Resources Authority
               (Missouri-American Water Company)                             5.000      11/01/2028    11/01/2007 A           25,089
-----------------------------------------------------------------------------------------------------------------------------------
     180,000   MO Environmental Improvement &
               Energy Resources Authority
               (Missouri-American Water Company)                             5.900      03/01/2030    09/01/2007 A          183,859
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   MO Environmental Improvement &
               Energy Resources Authority
               (St. Louis County Water Company)                              5.000      03/01/2029    03/01/2008 A           60,335
-----------------------------------------------------------------------------------------------------------------------------------
     255,000   MO Environmental Improvement &
               Energy Resources Authority
               (St. Louis County Water Company)                              5.100      03/01/2028    09/01/2007 A          255,138
-----------------------------------------------------------------------------------------------------------------------------------
   2,125,000   MO Environmental Improvement &
               Energy Resources Authority
               (Union Electric Company)                                      5.450      10/01/2028    10/01/2010 A        2,179,443
-----------------------------------------------------------------------------------------------------------------------------------
     110,000   MO H&EFA (FHS)                                                5.500      02/15/2024    08/15/2007 A          110,205
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   MO H&EFA (St. Lukes-Shawnee
               Mission Health System)                                        5.375      11/15/2021    05/15/2007 A           25,523
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   MO H&EFA (William Woods University)                           5.200      09/01/2029    09/01/2007 A           20,011
-----------------------------------------------------------------------------------------------------------------------------------
   1,770,000   MO HDC (Homeownership Loan Program)                           5.900      09/01/2035    04/01/2010 A        1,885,369


                  52 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MISSOURI Continued
$     45,000   MO HDC (Single Family Hsg.)                                   6.100%     09/01/2024    09/01/2009 A    $      45,795
-----------------------------------------------------------------------------------------------------------------------------------
   6,295,000   MO HDC (Single Family Hsg.)                                   6.230      03/01/2032    10/15/2009 B        6,620,326
-----------------------------------------------------------------------------------------------------------------------------------
     920,000   MO HDC (Single Family Hsg.)                                   6.450      09/01/2029    05/01/2007 B          989,230
-----------------------------------------------------------------------------------------------------------------------------------
     120,000   MO HDC (Single Family Hsg.)                                   7.250      09/01/2026    09/01/2007 B          121,718
-----------------------------------------------------------------------------------------------------------------------------------
   5,950,000   MO HDC (Single Family Mtg.)                                   6.050      03/01/2037    09/01/2015 A        6,435,758
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   MO HDC (Single Family)                                        6.200      09/01/2025    11/20/2009 B           15,415
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   MO HDC (Truman Farm Villas)                                   5.750      10/01/2011    10/01/2008 A           50,830
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   MO Higher Education Student
               Loan Authority                                                5.650      02/15/2010    08/15/2007 A           20,221
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Raymore, MO Tax Increment                                     5.000      03/01/2012    03/01/2012            201,596
-----------------------------------------------------------------------------------------------------------------------------------
     300,000   Raymore, MO Tax Increment                                     5.000      03/01/2013    03/01/2013            302,355
-----------------------------------------------------------------------------------------------------------------------------------
     275,000   Raymore, MO Tax Increment                                     5.125      03/01/2014    03/01/2014            278,905
-----------------------------------------------------------------------------------------------------------------------------------
     230,000   Raymore, MO Tax Increment                                     5.125      03/01/2015    03/01/2015            233,052
-----------------------------------------------------------------------------------------------------------------------------------
   2,420,000   Richmond Heights, MO Tax Increment
               & Transportation Sales Tax                                    5.200      11/01/2021    05/01/2012 A        2,436,311
-----------------------------------------------------------------------------------------------------------------------------------
     135,000   Sikeston, MO Electric                                         5.000      06/01/2022    06/01/2007 A          135,209
-----------------------------------------------------------------------------------------------------------------------------------
   2,215,000   Springfield, MO Land Clearance Devel.
               Authority (University Plaza Redevel. Corp.)                   6.600      10/01/2011    04/01/2007 A        2,265,258
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   St. Joseph, MO IDA
               (Shoppes at North Village)                                    5.100      11/01/2019    11/01/2014 A          504,015
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   St. Louis County, MO IDA
               (South Summit Apartments)                                     6.050      04/20/2027    04/20/2007 A           10,220
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   St. Louis, MO Airport
               (Lambert Field Fueling Facilities Corp.)                      5.250      07/01/2017    07/01/2007 A           75,947
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   St. Louis, MO Airport
               (Lambert Field Fueling Facilities Corp.)                      5.250      07/01/2022    07/01/2007 A           35,436
-----------------------------------------------------------------------------------------------------------------------------------
     410,000   St. Louis, MO Airport
               (Lambert Field Fueling Facilities Corp.)                      5.250      07/01/2027    07/01/2007 A          414,932
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   St. Louis, MO IDA
               (Anheuser-Busch Companies)                                    5.750      12/01/2027    06/01/2007 A           80,860
-----------------------------------------------------------------------------------------------------------------------------------
     170,000   St. Louis, MO IDA
               (Anheuser-Busch Companies)                                    5.875      11/01/2026    05/01/2007 A          171,727
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   St. Louis, MO Land Clearance Redevel.
               Authority (West End Apartments)                               6.000      04/01/2024    08/01/2007 A           10,083
-----------------------------------------------------------------------------------------------------------------------------------
     675,000   Strother, MO Interchange Transportation
               Devel. District (Lees Summit)                                 5.000      05/01/2024    02/03/2012 B          682,587
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   University City, MO IDA
               (Canterbury Gardens)                                          5.900      12/20/2020    06/20/2007 A           10,240
                                                                                                                      -------------
                                                                                                                         41,004,364
-----------------------------------------------------------------------------------------------------------------------------------
MONTANA--0.0%
      35,000   Crow, MT Finance Authority (Tribal)                           5.650      10/01/2017    10/01/2007 A           36,028
-----------------------------------------------------------------------------------------------------------------------------------
     185,000   Crow, MT Finance Authority (Tribal)                           5.700      10/01/2027    10/01/2009 A          190,396
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   MT Board of Hsg. (Single Family Mtg.)                         5.600      12/01/2023    06/01/2007 A           20,305


                  53 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MONTANA Continued
$     85,000   MT Board of Hsg. (Single Family Mtg.)                         6.150%     06/01/2030    06/01/2007 A    $      86,036
-----------------------------------------------------------------------------------------------------------------------------------
     380,000   MT Higher Education Student
               Assistance Corp.                                              5.500      12/01/2031    12/01/2010 A          388,561
                                                                                                                      -------------
                                                                                                                            721,326
-----------------------------------------------------------------------------------------------------------------------------------
MULTI STATES--1.5%
  10,000,000   Charter Mac Equity Issuer Trust, Series B3-1                  6.000      04/30/2015    04/30/2015         10,868,500
-----------------------------------------------------------------------------------------------------------------------------------
   6,000,000   Munimae TE Bond Subsidiary                                    5.125      11/29/2049    09/30/2015 D        6,263,640
-----------------------------------------------------------------------------------------------------------------------------------
   8,000,000   Munimae TE Bond Subsidiary                                    5.300      11/29/2049    09/30/2015 D        8,329,040
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Munimae TE Bond Subsidiary                                    5.500      11/29/2049    09/30/2015 D        3,143,730
                                                                                                                      -------------
                                                                                                                         28,604,910
-----------------------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.0%
      50,000   Dawson County, NE Sanitation
               & Improvement District (IBP)                                  5.250      02/01/2009    08/01/2007 A           50,002
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Dawson County, NE Sanitation
               & Improvement District (IBP)                                  5.550      02/01/2017    08/01/2007 A           35,000
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   NE Investment Finance Authority
               (Multifamily Hsg.)                                            6.000      12/01/2015    06/01/2007 A            5,026
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   NE Investment Finance Authority
               (Multifamily Hsg.)                                            6.200      06/01/2028    06/01/2007 A           20,162
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   NE Investment Finance Authority
               (Single Family Hsg.)                                          5.150      03/01/2029    03/01/2009 A           61,022
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   NE Investment Finance Authority
               (Single Family Hsg.), Series C                                6.250      03/01/2021    05/01/2009 A           25,460
-----------------------------------------------------------------------------------------------------------------------------------
     205,000   NE Student Loan (Nebhelp)                                     6.000      06/01/2028    03/10/2008 A          206,542
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   NE Student Loan (Nebhelp)                                     6.400      06/01/2013    03/02/2010 C           47,055
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Scotts Bluff County, NE Hospital
               Authority (Regional West Medical Center)                      6.375      12/15/2008    06/15/2007 A          100,147
                                                                                                                      -------------
                                                                                                                            550,416
-----------------------------------------------------------------------------------------------------------------------------------
NEVADA--0.6%
   1,470,000   Clark County, NV Industrial Devel.
               (Nevada Power Company) 1                                      5.600      10/01/2030    07/01/2007 A        1,474,513
-----------------------------------------------------------------------------------------------------------------------------------
     400,000   Clark County, NV Industrial Devel.
               (Southwest Gas Corp.)                                         5.450      03/01/2038    03/01/2013 A          420,920
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Clarke County, NV (Las Vegas Convention
               & Visitors Authority)                                         5.500      07/01/2013    07/01/2007 A           50,219
-----------------------------------------------------------------------------------------------------------------------------------
   8,555,000   Las Vegas, NV Paiute Tribe, Series A                          6.125      11/01/2012    05/30/2010 C        8,999,860
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Las Vegas, NV Paiute Tribe, Series A                          6.625      11/01/2017    11/01/2012 A          222,566
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   NV Hsg. Division (Campaige Place)                             5.450      10/01/2018    10/01/2008 A           40,459
-----------------------------------------------------------------------------------------------------------------------------------
     290,000   NV Hsg. Division (Multi Unit Hsg.)                            5.900      10/01/2016    04/01/2010 A          299,263
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   NV Hsg. Division (Multi-Unit Hsg.)                            5.550      10/01/2028    10/01/2008 A           45,582
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   NV Hsg. Division (Single Family Mtg.)                         5.300      04/01/2028    04/01/2009 A           35,175
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   NV Hsg. Division (Single Family Mtg.),
               Series B                                                      5.650      10/01/2021    10/01/2010 A           10,267


                  54 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEVADA Continued
$     25,000   Reno, NV Hsg. Authority
               (Ala Moana Apartments)                                        6.600%     07/01/2026    07/01/2007 A    $      25,022
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Washoe County, NV (Reno/Sparks Convention)                    5.600      07/01/2010    07/01/2007 A           60,091
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Washoe County, NV GO                                          5.250      06/01/2011    12/01/2007 A           50,061
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Washoe, NV HFC (Washoe Mills Apartments)                      6.125      07/01/2022    07/01/2007 A           15,018
                                                                                                                      -------------
                                                                                                                         11,749,016
-----------------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.5%
   2,000,000   Manchester, NH Hsg. & Redevel.
               Authority, Series A                                           6.750      01/01/2014    01/01/2010 A        2,152,200
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   NH Business Finance Authority
               (Public Service Company of New Hampshire)                     6.000      05/01/2021    05/01/2008 A           41,370
-----------------------------------------------------------------------------------------------------------------------------------
     210,000   NH HE&HFA (Dartmouth College)                                 5.450      06/01/2025    06/01/2007 A          210,540
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   NH HE&HFA (Dartmouth College)                                 5.550      06/01/2023    06/01/2008 A          102,462
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   NH HE&HFA (Franklin Pierce College)                           5.250      10/01/2018    04/01/2010 A          128,418
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   NH HE&HFA (New Hampton School)                                5.250      10/01/2018    10/01/2010 A          154,023
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   NH HFA                                                        6.125      01/01/2018    07/01/2007 A            5,091
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   NH HFA (Multifamily)                                          7.550      07/01/2013    07/01/2007 A           10,814
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   NH HFA (Prescott Hills Apartments)                            6.150      07/01/2040    01/01/2010 A           61,909
-----------------------------------------------------------------------------------------------------------------------------------
     210,000   NH HFA (Single Family Mtg.)                                   5.200      01/01/2024    07/01/2013 A          210,638
-----------------------------------------------------------------------------------------------------------------------------------
   5,970,000   NH HFA (Single Family Mtg.)                                   5.875      07/01/2021    03/01/2010 B        6,298,828
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   NH HFA (Single Family Mtg.)                                   6.800      07/01/2025    07/01/2007 A           15,344
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   NH HFA (Single Family Mtg.), Series C                         6.900      07/01/2019    07/01/2007 B           30,170
                                                                                                                      -------------
                                                                                                                          9,421,807
-----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--5.7%
  10,885,000   Delaware River Port Authority PA/NJ                           5.500      01/01/2026    07/01/2007 A       11,010,069
-----------------------------------------------------------------------------------------------------------------------------------
  14,000,000   NJ EDA (Cigarette Tax)                                        5.625      06/15/2019    06/15/2010 A       14,629,720
-----------------------------------------------------------------------------------------------------------------------------------
   3,500,000   NJ EDA (Continental Airlines)                                 6.625      09/15/2012    09/15/2012          3,756,585
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000   NJ EDA (Trigen-Trenton District
               Energy Company)                                               6.200      12/01/2010    06/01/2007 A        5,049,500
-----------------------------------------------------------------------------------------------------------------------------------
     645,000   NJ Health Care Facilities Financing
               Authority (Raritan Bay Medical Center)                        7.250      07/01/2014    07/01/2007 A          665,414
-----------------------------------------------------------------------------------------------------------------------------------
  56,325,000   NJ Tobacco Settlement Financing Corp.
               (TASC)                                                        5.750      06/01/2032    06/01/2012 A       60,299,855
-----------------------------------------------------------------------------------------------------------------------------------
     155,000   NJ Tobacco Settlement Financing Corp.
               (TASC)                                                        6.000      06/01/2037    06/01/2012 A          171,740
-----------------------------------------------------------------------------------------------------------------------------------
   7,100,000   NJ Tobacco Settlement Financing Corp.
               (TASC)                                                        6.125      06/01/2042    06/01/2012 A        7,908,264
-----------------------------------------------------------------------------------------------------------------------------------
   4,335,000   NJ Tobacco Settlement Financing Corp.
               (TASC)                                                        6.375      06/01/2032    06/01/2013 A        4,939,646
-----------------------------------------------------------------------------------------------------------------------------------
   1,425,000   NJ Tobacco Settlement Financing Corp.
               (TASC)                                                        7.000      06/01/2041    06/01/2013 A        1,679,163
                                                                                                                      -------------
                                                                                                                        110,109,956


                  55 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                        EFFECTIVE            VALUE
      AMOUNT                                                                 COUPON     MATURITY    MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--1.0%
$  3,500,000   Bernalillo County, NM Multifamily Hsg.
               (Mountain View)                                                7.500%  09/20/2033   09/20/2008 A  $   3,753,190
------------------------------------------------------------------------------------------------------------------------------
   1,175,000   Farmington, NM Pollution Control 1                             5.800   04/01/2022   04/01/2008 A      1,186,668
------------------------------------------------------------------------------------------------------------------------------
     525,000   Farmington, NM Pollution Control
               (Public Service Company of New Mexico)                         5.700   12/01/2016   06/01/2007 A        536,309
------------------------------------------------------------------------------------------------------------------------------
     300,000   Farmington, NM Pollution Control
               (Public Service Company of New Mexico)                         5.800   04/01/2022   04/01/2008 A        302,979
------------------------------------------------------------------------------------------------------------------------------
   4,075,000   Farmington, NM Pollution Control
               (Public Service Company of New Mexico)                         6.300   12/01/2016   12/01/2008 A      4,162,857
------------------------------------------------------------------------------------------------------------------------------
   1,235,000   Farmington, NM Pollution Control
               (Public Service Company of New Mexico) 1                       6.375   04/01/2022   04/01/2007 A      1,262,158
------------------------------------------------------------------------------------------------------------------------------
     160,000   Hobbs, NM Health Facilities
               (Evangelical Lutheran Good
               Samaritan Society)                                             5.500   05/01/2026   05/01/2007 A        162,579
------------------------------------------------------------------------------------------------------------------------------
      20,000   Jemez Mountain, NM Public
               School District No. 53                                         5.700   11/01/2009   11/01/2007 A         20,186
------------------------------------------------------------------------------------------------------------------------------
      25,000   NM Mtg. Finance Authority
               (Bluffs at Tierra Contenta)                                    5.200   01/01/2019   01/01/2009 A         25,277
------------------------------------------------------------------------------------------------------------------------------
      30,000   NM Mtg. Finance Authority
               (Single Family Mtg.)                                           5.000   09/01/2022   03/01/2012 A         30,119
------------------------------------------------------------------------------------------------------------------------------
      15,000   NM Mtg. Finance Authority
               (Single Family Mtg.)                                           5.350   07/01/2023   07/01/2010 A         15,087
------------------------------------------------------------------------------------------------------------------------------
      35,000   NM Mtg. Finance Authority
               (Single Family Mtg.)                                           5.650   07/01/2009   07/01/2007 A         35,704
------------------------------------------------------------------------------------------------------------------------------
       5,000   NM Mtg. Finance Authority
               (Single Family Mtg.)                                           5.700   09/01/2014   09/01/2009 A          5,037
------------------------------------------------------------------------------------------------------------------------------
      20,000   NM Mtg. Finance Authority
               (Single Family Mtg.)                                           5.700   07/01/2029   07/01/2009 A         20,325
------------------------------------------------------------------------------------------------------------------------------
   1,435,000   NM Mtg. Finance Authority
               (Single Family Mtg.)                                           5.850   01/01/2037   12/01/2011 B      1,541,262
------------------------------------------------------------------------------------------------------------------------------
       5,000   NM Mtg. Finance Authority
               (Single Family Mtg.)                                           5.875   09/01/2021   03/01/2010 A          5,041
------------------------------------------------------------------------------------------------------------------------------
   5,000,000   NM Mtg. Finance Authority
               (Single Family Mtg.)                                           6.150   07/01/2037   08/15/2011 B      5,410,050
------------------------------------------------------------------------------------------------------------------------------
     225,000   NM Regional Hsg. Authority
               (Washington Place Apartments)                                  5.500   08/15/2020   02/15/2013 A        237,679
------------------------------------------------------------------------------------------------------------------------------
      15,000   Santa Fe, NM Single Family Mtg.
               (FNMA & GNMA Mtg. Backed Securities),
               Series A                                                       6.300   11/01/2028   05/01/2007 A         15,114
------------------------------------------------------------------------------------------------------------------------------
     125,000   Villa Hermosa, NM Affordable Hsg. Corp.
               (Villa Hermosa Apartments)                                     5.900   05/20/2027   05/20/2007 A        127,674
                                                                                                                 -------------
                                                                                                                    18,855,295


                  56 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                                        EFFECTIVE            VALUE
      AMOUNT                                                                 COUPON     MATURITY    MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK--0.8%
$ 10,000,000   NY Tobacco Settlement Financing
               Corp., Series B 3                                              5.500%  06/01/2017   06/01/2011 A  $  10,623,450
------------------------------------------------------------------------------------------------------------------------------
   4,000,000   NYC IDA (American Airlines)                                    7.125   08/01/2011   03/02/2010 C      4,267,000
                                                                                                                 -------------
                                                                                                                    14,890,450
------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.9%
   1,520,000   Kinston, NC Hsg. Authority
               (Kinston Towers)                                               6.750   12/01/2018   10/10/2013 C      1,510,743
------------------------------------------------------------------------------------------------------------------------------
     115,000   NC Eastern Municipal Power Agency                              5.750   01/01/2026   01/01/2011 A        119,744
------------------------------------------------------------------------------------------------------------------------------
     415,000   NC Eastern Municipal Power Agency,
               Series B                                                       5.500   01/01/2017   07/01/2007 A        415,548
------------------------------------------------------------------------------------------------------------------------------
      75,000   NC Eastern Municipal Power Agency,
               Series B                                                       5.500   01/01/2021   07/01/2007 A         75,109
------------------------------------------------------------------------------------------------------------------------------
     165,000   NC Eastern Municipal Power Agency,
               Series B                                                       5.500   01/01/2021   07/01/2007 A        165,239
------------------------------------------------------------------------------------------------------------------------------
   1,215,000   NC Eastern Municipal Power Agency,
               Series B                                                       5.500   01/01/2021   07/01/2007 A      1,231,415
------------------------------------------------------------------------------------------------------------------------------
      30,000   NC Eastern Municipal Power Agency,
               Series B                                                       6.250   01/01/2023   07/01/2007 A         30,060
------------------------------------------------------------------------------------------------------------------------------
   4,570,000   NC HFA                                                         5.750   03/01/2017   09/01/2007 A      4,653,403
------------------------------------------------------------------------------------------------------------------------------
   2,635,000   NC HFA                                                         6.000   07/01/2016   07/01/2009 A      2,695,605
------------------------------------------------------------------------------------------------------------------------------
     130,000   NC HFA (Single Family Mtg.)                                    5.600   09/01/2019   09/01/2007 A        133,362
------------------------------------------------------------------------------------------------------------------------------
      15,000   NC HFA (Single Family)                                         5.350   09/01/2028   03/01/2008 A         15,397
------------------------------------------------------------------------------------------------------------------------------
   1,800,000   NC HFA (Single Family)                                         6.250   03/01/2028   09/01/2007 A      1,868,220
------------------------------------------------------------------------------------------------------------------------------
   2,400,000   NC Medical Care Commission
               (GHC/GHS/GMH Obligated Group)                                  5.400   02/15/2011   08/15/2007 A      2,448,360
------------------------------------------------------------------------------------------------------------------------------
   1,195,000   NC Medical Care Commission
               (GHC/GHS/GMH Obligated Group)                                  5.500   02/15/2015   08/15/2007 A      1,225,317
------------------------------------------------------------------------------------------------------------------------------
   1,425,000   NC Medical Care Commission
               (GHC/GHS/GMH Obligated Group)                                  5.500   02/15/2019   08/15/2007 A      1,461,152
                                                                                                                 -------------
                                                                                                                    18,048,674
------------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.1%
      40,000   Fargo, ND Health System
               (Meritcare Hospital/Meritcare Med
               Group Obligated Group) 1                                       5.375   06/01/2027   06/01/2007 A         40,884
------------------------------------------------------------------------------------------------------------------------------
      50,000   Mercer County, ND Pollution Control
               (Northwestern Public Service Company)                          5.850   06/01/2023   06/01/2007 A         50,158
------------------------------------------------------------------------------------------------------------------------------
     100,000   ND Board of Higher Education Student
               Services Facilities                                            5.500   08/01/2023   08/01/2015 A        103,402
------------------------------------------------------------------------------------------------------------------------------
      10,000   ND HFA                                                         5.150   01/01/2019   01/01/2011 A         10,092
------------------------------------------------------------------------------------------------------------------------------
      60,000   ND HFA (Home Mtg.)                                             5.150   07/01/2014   07/01/2010 A         60,544
------------------------------------------------------------------------------------------------------------------------------
      15,000   ND HFA (Home Mtg.)                                             5.850   07/01/2028   07/01/2009 A         15,295


                  57 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA Continued
$    470,000   ND HFA, Series B                                              5.300%     07/01/2024    07/01/2012 A    $     478,925
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   ND HFA, Series F                                              5.550      01/01/2012    01/01/2010 A           15,184
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   ND Water Commission (Southwest Pipeline)                      5.700      07/01/2017    07/01/2007 A           80,394
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Oliver County, ND Solid Waste
               (Square Butte Electric Cooperative)                           5.450      01/01/2024    01/01/2009 A           52,065
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Williston, ND Catholic Health Corp.
               Health Facilities (Catholic Health Corp.)                     5.500      11/15/2014    11/15/2007 A           15,149
                                                                                                                      -------------
                                                                                                                            922,092
-----------------------------------------------------------------------------------------------------------------------------------
OHIO--2.7%
     100,000   Adams County, OH Valley
               Local School District                                         5.250      12/01/2021    06/01/2007 A          100,994
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   Akron, OH Economic Devel. 1                                   5.000      12/01/2018    12/01/2009 A           71,947
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   Centerville, OH GO 1                                          5.625      12/01/2026    06/01/2007 A           70,550
-----------------------------------------------------------------------------------------------------------------------------------
     850,000   Cleveland, OH Airport (Continental Airlines) 1                5.500      12/01/2008    06/05/2008 C          855,313
-----------------------------------------------------------------------------------------------------------------------------------
     120,000   Cleveland, OH Airport System                                  5.125      01/01/2017    01/01/2008 A          122,014
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Cleveland, OH Airport System                                  5.125      01/01/2022    01/01/2008 A          101,529
-----------------------------------------------------------------------------------------------------------------------------------
     235,000   Cleveland, OH Airport System                                  5.125      01/01/2027    01/01/2010 A          238,523
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Cleveland, OH COP (Cleveland Stadium) 1                       5.250      11/15/2027    11/15/2007 A           41,094
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Cleveland-Cuyahoga County,
               OH Port Authority (Port Cleveland)                            5.800      05/15/2027    11/15/2007 A          102,055
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Columbus, OH Municipal Airport Authority                      5.000      01/01/2028    01/01/2008 A           50,998
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Columbus, OH Sewer Improvement Bonds                          6.000      09/15/2010    09/15/2007 A           50,191
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Cuyahoga County, OH Hospital
               (University Hospitals of Cleveland)                           9.000      06/01/2011    06/01/2007 A           11,062
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Cuyahoga County, OH Mtg.
               (Osborn Apartments)                                           5.350      05/20/2018    05/20/2008 A           25,227
-----------------------------------------------------------------------------------------------------------------------------------
     107,500   Cuyahoga County, OH Mtg.
               (West Tech Apartments) 5                                      5.450      03/20/2044    09/20/2012 A          107,500
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Cuyahoga County, OH Mtg.
               (West Tech Apartments)                                        5.700      03/20/2043    12/15/2030 C            4,974
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Dayton, OH Special Facilities
               (EAFC/EWA Obligated Group)                                    5.625      02/01/2018    02/01/2008 A           51,633
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Franklin County, OH Hospital
               (Riverside United Methodist Hospital)                         5.600      05/15/2007    05/15/2007             25,054
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Franklin County, OH Mtg.
               (Gateway Apartment Homes)                                     5.800      12/20/2028    12/20/2013 A          106,565
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Franklin County, OH Mtg.
               (Villas at St. Therese)                                       5.250      12/20/2039    12/20/2011 A           41,562
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Franklin County, OH Mtg.
               (Villas at St. Therese)                                       5.500      07/01/2021    07/01/2008 A           20,405
-----------------------------------------------------------------------------------------------------------------------------------
   3,845,000   Franklin County, OH Multifamily
               (Wellington Hsg. Partners)                                    5.400      02/20/2043    02/20/2014 A        3,989,034


                  58 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$  1,895,000   Grove City, OH Tax Increment Financing                        5.125%     12/01/2016    06/12/2013 C    $   1,894,147
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Hamilton County, OH (Judson Care Center)                      6.500      08/01/2026    08/01/2007 A           41,277
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Lake County, OH Sewer District Improvements                   5.850      12/01/2016    06/01/2007 A           25,541
-----------------------------------------------------------------------------------------------------------------------------------
     425,000   Lucas County, OH GO                                           6.500      12/01/2016    06/01/2007 A          434,418
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Lucas County, OH Hospital
               (Toledo Hospital/Flower Hospital Obligated Group)             5.750      11/15/2011    05/15/2007 A          204,296
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Lucas-Palmer, OH HDC (Palmer Gardens)                         6.125      07/01/2025    07/01/2007 A           45,173
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Miamisburg, OH (Municipal Golf Course)                        5.100      12/01/2021    06/01/2007 A           20,023
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Middletown, OH GO                                             6.050      12/01/2013    06/01/2007 A           40,070
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Montgomery County, OH Multifamily Hsg.
               (Creekside Villas)                                            6.000      09/01/2031    09/01/2009 A           25,593
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Muskingum County, OH Hospital Facilities
               (Franciscan Sisters of Christian Charity
               Healthcare Ministry)                                          5.375      02/15/2012    08/15/2007 A           30,035
-----------------------------------------------------------------------------------------------------------------------------------
     900,000   OH Air Quality Devel. Authority
               (Cincinnati Gas & Electric Company)                           5.450      01/01/2024    07/01/2007 A          901,161
-----------------------------------------------------------------------------------------------------------------------------------
   3,155,000   OH Air Quality Devel. Authority
               (Cleveland Electric Illuminating Company)                     6.000      12/01/2013    12/01/2009 A        3,223,495
-----------------------------------------------------------------------------------------------------------------------------------
     320,000   OH Air Quality Devel. Authority
               (Cleveland Electric Illuminating Company)                     6.000      08/01/2020    08/01/2007 A          327,946
-----------------------------------------------------------------------------------------------------------------------------------
   1,535,000   OH Air Quality Devel. Authority
               (Cleveland Electric Illuminating Company)                     6.100      08/01/2020    08/01/2009 A        1,571,195
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   OH Air Quality Devel. Authority
               (JMG Funding)                                                 5.625      10/01/2022    04/01/2007 A           66,377
-----------------------------------------------------------------------------------------------------------------------------------
     230,000   OH Air Quality Devel. Authority
               (JMG Funding)                                                 5.625      01/01/2023    08/01/2009 A          234,871
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   OH Capital Corp. for Hsg. (The Conifers)                      6.300      06/01/2028    06/01/2007 A           51,207
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   OH Dept. of Transportation COP
               (Rickenbacker Port)                                           6.125      04/15/2015    04/15/2007 A            5,005
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   OH Economic Devel.                                            6.500      12/01/2009    06/01/2007 A           15,020
-----------------------------------------------------------------------------------------------------------------------------------
     460,000   OH Economic Devel.
               (Astro Instrumentation)                                       5.450      06/01/2022    06/01/2012 A          486,583
-----------------------------------------------------------------------------------------------------------------------------------
     240,000   OH Environmental Facilities
               (Ford Motor Company)                                          5.950      09/01/2029    09/01/2011 A          244,315
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   OH HFA                                                        5.250      09/01/2030    09/01/2010 A           55,993
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   OH HFA                                                        5.300      09/01/2010    07/01/2009 A            5,023
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   OH HFA                                                        5.375      03/01/2037    03/01/2016 A        2,139,000
-----------------------------------------------------------------------------------------------------------------------------------
     105,000   OH HFA                                                        5.625      09/01/2017    09/01/2009 A          105,602
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   OH HFA                                                        5.750      09/01/2028    09/01/2009 A           15,199
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   OH HFA                                                        5.750      09/01/2030    07/01/2009 A           40,287
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   OH HFA                                                        6.050      09/01/2017    09/01/2007 A            5,125
-----------------------------------------------------------------------------------------------------------------------------------
   9,475,000   OH HFA (Residential Mtg.)                                     5.625      03/01/2032    04/17/2009 B        9,943,634
-----------------------------------------------------------------------------------------------------------------------------------
     105,000   OH HFA, Series C                                              5.750      09/01/2028    09/01/2009 A          107,356


                  59 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$  7,330,000   OH HFA, Series D                                              5.450%     09/01/2031    05/16/2009 B    $   7,429,468
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   OH Student Loan Funding Corp., Series A                       7.250      02/01/2008    08/01/2007 A           50,456
-----------------------------------------------------------------------------------------------------------------------------------
      90,000   OH Water Devel. Authority                                     9.375      12/01/2010    06/01/2007 A           97,959
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   OH Water Devel. Authority (Cargill)                           6.300      09/01/2020    09/01/2007 A           35,751
-----------------------------------------------------------------------------------------------------------------------------------
     620,000   OH Water Devel. Authority
               (Cincinnati Gas & Electric Company)                           5.450      01/01/2024    07/01/2007 A          623,509
-----------------------------------------------------------------------------------------------------------------------------------
     205,000   OH Water Devel. Authority
               (Cleveland Electric Illuminating Company)                     6.100      08/01/2020    08/01/2007 A          210,049
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   OH Water Devel. Authority
               (General Motors Corp.)                                        5.900      06/15/2008    04/05/2008 C        1,000,080
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   OH Water Devel. Authority (Pure Water)                        6.000      12/01/2008    06/01/2007 A          100,186
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Pleasant, OH Local School District                            5.100      12/01/2018    06/01/2007 A           10,012
-----------------------------------------------------------------------------------------------------------------------------------
   1,965,000   Port of Greater Cincinnati, OH
               Devel. Authority (Public Parking Infrastructure)              6.300      02/15/2024    02/15/2014 A        2,128,567
-----------------------------------------------------------------------------------------------------------------------------------
   1,950,000   Port of Greater Cincinnati, OH
               Devel. Authority (Public Parking Infrastructure)              6.400      02/15/2034    02/15/2014 A        2,106,956
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   Reynoldsburgh, OH
               Health Care Facilities (Wesley Ridge)                         6.150      10/20/2038    04/20/2007 A          128,969
-----------------------------------------------------------------------------------------------------------------------------------
     215,000   Scioto County, OH Marine Terminal Facility
               (Norfolk & Western Railway Company)                           5.300      08/15/2013    11/19/2008 A          221,246
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Toledo, OH Hsg. (Commodore Perry)                             5.450      12/01/2028    12/01/2010 A           35,893
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Toledo, OH Multifamily Hsg.
               (Hillcrest Apartments)                                        5.250      12/01/2018    12/01/2010 A           40,970
-----------------------------------------------------------------------------------------------------------------------------------
   8,190,000   Toledo-Lucas County, OH Port Authority
               (Bax Global)                                                  6.250      11/01/2013    07/19/2010 A        8,649,950
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   University of Cincinnati, OH COP                              5.500      06/01/2013    06/01/2007 A           55,078
-----------------------------------------------------------------------------------------------------------------------------------
      90,000   Wadsworth, OH Hsg. Devel. Corp.
               (Medina Hsg.)                                                 6.200      03/01/2020    05/21/2017 C           89,402
                                                                                                                      -------------
                                                                                                                         51,507,692
-----------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--1.7%
     860,000   Ardmore, OK Devel. Authority Tax                              5.000      11/01/2010    12/12/2008 C          850,944
-----------------------------------------------------------------------------------------------------------------------------------
      85,000   Cherokee County, OK EDA
               (NSU Student Hsg.)                                            5.250      12/01/2034    12/01/2015 A           89,717
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   Edmond, OK EDA Student Hsg.
               (Collegiate Hsg. Foundation)                                  5.375      12/01/2019    12/01/2010 A           65,662
-----------------------------------------------------------------------------------------------------------------------------------
     385,000   McAlester, OK Public Works Authority                          5.481 4    02/01/2030    02/01/2009 A          110,222
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   OK HFA (Single Family Homeownership Loan Program)             5.400      09/01/2022    07/21/2010 B           15,576
-----------------------------------------------------------------------------------------------------------------------------------
     115,000   OK HFA (Single Family Homeownership Loan Program)             5.500      09/01/2028    03/01/2013 A          119,326
-----------------------------------------------------------------------------------------------------------------------------------
   6,190,000   OK HFA (Single Family Homeownership Loan Program)             5.700      09/01/2035    06/18/2011 B        6,571,614
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   OK HFA (Single Family Homeownership Loan Program)             5.750      03/01/2029    09/01/2007 B           30,191


                  60 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA Continued
$    105,000   OK HFA (Single Family Homeownership Loan Program)             5.850%     09/01/2020    03/01/2011 A    $     105,859
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   OK HFA (Single Family Homeownership Loan Program)             6.200      09/01/2028    03/01/2010 A           15,679
-----------------------------------------------------------------------------------------------------------------------------------
     890,000   OK HFA (Single Family Homeownership Loan Program)             6.400      09/01/2030    03/01/2009 A          898,170
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   OK HFA (Single Family Homeownership Loan Program)             6.450      03/01/2029    03/01/2008 A           10,105
-----------------------------------------------------------------------------------------------------------------------------------
     555,000   OK HFA (Single Family Homeownership Loan Program)             6.550      03/01/2029    08/01/2007 B          571,972
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   OK HFA (Single Family)                                        5.400      09/01/2029    03/01/2013 A           41,445
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   OK Industries Authority
               (IBMC/ISOCHC/IRH Obligated Group)                             5.000      08/15/2014    08/15/2007 A           10,151
-----------------------------------------------------------------------------------------------------------------------------------
     345,000   Oklahoma County, OK HFA
               (Single Family Mtg.)                                          5.950      10/01/2035    02/01/2022 A          349,223
-----------------------------------------------------------------------------------------------------------------------------------
   1,250,000   Oklahoma County, OK HFA
               (Single Family Mtg.)                                          5.950      10/01/2035    02/01/2022 A        1,316,025
-----------------------------------------------------------------------------------------------------------------------------------
   2,905,000   Oklahoma County, OK HFA
               (Single Family Mtg.)                                          6.600      10/01/2035    02/01/2012 A        3,047,113
-----------------------------------------------------------------------------------------------------------------------------------
     375,000   Rogers County, OK HFA (Multifamily Hsg.),
               Series A                                                      7.750      08/01/2023    08/01/2007 A          386,786
-----------------------------------------------------------------------------------------------------------------------------------
   4,995,090   Tulsa County, OK Home Finance Authority
               (Single Family Mtg.)                                          5.250      12/01/2038    12/01/2021 A        5,283,157
-----------------------------------------------------------------------------------------------------------------------------------
   8,555,000   Tulsa, OK Municipal Airport Trust
               (American Airlines)                                           5.650      12/01/2035    12/01/2008 D        8,681,357
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000   Tulsa, OK Municipal Airport Trust
               (American Airlines)                                           6.000      06/01/2035    12/01/2008 D        5,101,600
                                                                                                                      -------------
                                                                                                                         33,671,894
-----------------------------------------------------------------------------------------------------------------------------------
OREGON--0.1%
      10,000   Brooks, OR Community Sewer District                           7.000      06/01/2009    06/01/2007 A           10,052
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Northern Wasco County, OR
               People's Utility District
               (Bonneville Power Administration)                             5.200      12/01/2024    06/01/2007 A           35,037
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   OR Bond Bank (Economic Devel. Dept.)                          6.000      01/01/2015    07/01/2007 A           25,043
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   OR GO (Elderly & Disabled Hsg.)                               5.450      08/01/2012    08/01/2007 A           40,214
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   OR GO (Elderly & Disabled Hsg.)                               5.450      08/01/2013    08/01/2007 A           35,179
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   OR GO (Elderly & Disabled Hsg.)                               5.700      08/01/2016    08/01/2008 A           30,438
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   OR Health & Science University                                5.250      07/01/2015    07/01/2007 A            5,095
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   OR Hsg. & Community Services Dept.
               (Multifamily)                                                 5.700      07/01/2029    07/01/2009 A           25,467
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   OR Hsg. & Community Services Dept.
               (Multifamily), Series A                                       5.950      07/01/2030    07/01/2010 A          154,392
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   OR Hsg. & Community Services Dept.
               (Single Family Mtg.)                                          5.150      07/01/2028    07/01/2011 A           50,820


                  61 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
OREGON Continued
$     15,000   OR Hsg. & Community Services Dept.
               (Single Family Mtg.)                                          5.200%     07/01/2009    07/01/2007 A    $      15,130
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   OR Hsg. & Community Services Dept.
               (Single Family Mtg.)                                          5.250      07/01/2022    12/15/2009 B           36,253
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   OR Hsg. & Community Services Dept.
               (Single Family Mtg.)                                          5.450      07/01/2029    09/15/2007 B           40,175
-----------------------------------------------------------------------------------------------------------------------------------
     140,000   OR Hsg. & Community Services Dept.
               (Single Family Mtg.)                                          5.700      07/01/2022    07/01/2009 A          142,341
-----------------------------------------------------------------------------------------------------------------------------------
     735,000   OR Hsg. & Community Services Dept.
               (Single Family Mtg.) 1                                        5.750      07/01/2025    10/13/2007 B          741,203
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   OR Hsg. & Community Services Dept.
               (Single Family Mtg.)                                          6.000      07/01/2027    07/01/2007 A           20,307
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   OR Hsg. & Community Services Dept.
               (Single Family Mtg.), Series A                                5.800      07/01/2016    07/01/2007 A           81,156
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   OR Hsg. & Community Services Dept.
               (Single Family Mtg.), Series A                                6.200      07/01/2027    07/01/2009 A           10,230
-----------------------------------------------------------------------------------------------------------------------------------
     205,000   OR Hsg. & Community Services Dept.
               (Single Family Mtg.), Series F                                5.650      07/01/2028    07/01/2009 A          205,756
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   OR Hsg. & Community Services Dept.
               (Single Family Mtg.), Series H                                5.650      07/01/2028    07/01/2009 A           25,421
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   OR Hsg. & Community Services Dept.
               (Single Family Mtg.), Series H                                6.000      07/01/2027    07/01/2008 A           60,856
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   OR Hsg. & Community Services Dept.,
               Series B                                                      5.900      07/01/2019    07/01/2009 A          102,376
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   OR Hsg. (Elderly & Disabled Hsg.)                             6.300      08/01/2026    08/01/2007 A           35,041
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Port St. Helen's, OR Pollution Control
               (Portland General Electric Company)                           7.125      12/15/2014    06/15/2007 A           75,449
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Port Umatilla, OR Water                                       6.375      08/01/2009    08/01/2007 A           75,560
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Port Umatilla, OR Water                                       6.450      08/01/2014    08/01/2007 A           35,261
-----------------------------------------------------------------------------------------------------------------------------------
     475,000   Washington County, OR Hsg. Authority
               (Bethany Meadows II)                                          5.850      09/01/2027    09/01/2007 A          487,317
                                                                                                                      -------------
                                                                                                                          2,601,569
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--2.2%
   7,375,000   Allegheny County, PA Airport
               (Pittsburgh International Airport) 1                          5.000      01/01/2019    01/01/2008 A        7,511,069
-----------------------------------------------------------------------------------------------------------------------------------
   1,250,000   Allegheny County, PA HDA
               (West Penn Allegheny Health System)                           9.250      11/15/2022    11/15/2012 A        1,476,963
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Allegheny County, PA HDA
               (West Penn Allegheny Health System)                           9.250      11/15/2030    11/15/2010 A        1,183,500
-----------------------------------------------------------------------------------------------------------------------------------
   1,300,000   Carbon County, PA IDA
               (Panther Creek Partners)                                      6.650      05/01/2010    11/17/2007 C        1,354,158
-----------------------------------------------------------------------------------------------------------------------------------
  12,300,000   PA EDFA (National Gypsum Company)                             6.125      11/02/2027    11/02/2010 A       12,802,824
-----------------------------------------------------------------------------------------------------------------------------------
   8,120,000   PA EDFA (National Gypsum Company)                             6.250      11/01/2027    04/01/2011 A        8,513,820
-----------------------------------------------------------------------------------------------------------------------------------
   6,300,000   PA EDFA (Northampton Generating)                              6.400      01/01/2009    07/01/2007 A        6,300,630


                  62 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$  2,000,000   PA EDFA (Northampton Generating)                              6.500%     01/01/2013    07/01/2007 A    $   2,031,980
-----------------------------------------------------------------------------------------------------------------------------------
     475,000   Philadelphia, PA Authority for Industrial
               Devel. (Cathedral Village)                                    5.750      04/01/2034    04/01/2010 A          477,969
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Philadelphia, PA Authority for Industrial
               Devel. (Philadelphia Airport)                                 5.000      07/01/2015    07/01/2008 A           25,542
                                                                                                                      -------------
                                                                                                                         41,678,455
-----------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--1.8%
   3,500,000   Central Falls, RI Detention Facility                          6.750      01/15/2013    05/17/2011 C        3,743,600
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   RI Clean Water Finance Agency
               (Triton Ocean)                                                5.800      09/01/2022    09/01/2007 A           77,028
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   RI GO                                                         5.500      08/01/2007    08/01/2007            100,496
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   RI Health & Educational Building Corp.
               (Johnson & Wales University)                                  6.100      04/01/2026    04/01/2007 A           80,945
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   RI Health & Educational Building Corp.
               (Lifespan)                                                    5.250      05/15/2026    05/15/2007 A           51,068
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   RI Hsg. & Mtg. Finance Corp.
               (Homeownership Opportunity)                                   5.200      04/01/2019    10/01/2009 A           25,421
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   RI Hsg. & Mtg. Finance Corp. (Rental Hsg.)                    5.375      04/01/2024    10/01/2012 A           25,865
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   RI Hsg. & Mtg. Finance Corp. (Rental Hsg.)                    5.500      04/01/2034    10/01/2012 A           25,807
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   RI Student Loan Authority                                     6.450      12/01/2015    12/01/2007 A           30,326
-----------------------------------------------------------------------------------------------------------------------------------
   1,370,000   RI Tobacco Settlement Financing Corp.
               (TASC)                                                        6.250      06/01/2042    06/01/2012 A        1,479,641
-----------------------------------------------------------------------------------------------------------------------------------
   3,140,000   RI Tobacco Settlement Financing Corp.
               (TASC), Series A                                              6.000      06/01/2023    01/12/2010 B        3,347,994
-----------------------------------------------------------------------------------------------------------------------------------
  24,345,000   RI Tobacco Settlement Financing Corp.
               (TASC), Series A                                              6.125      06/01/2032    06/01/2012 A       25,980,984
                                                                                                                      -------------
                                                                                                                         34,969,175
-----------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--2.7%
     120,000   Charleston County, SC Hospital Facilities
               (Medical Society Health) 1                                    5.000      10/01/2022    04/01/2007 A          120,728
-----------------------------------------------------------------------------------------------------------------------------------
     485,000   Charleston County, SC Hospital Facilities
               (Medical Society Health) 1                                    5.500      10/01/2019    04/01/2007 A          489,079
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Charleston County, SC Hospital Facilities
               (Medical Society Health)                                      6.000      10/01/2009    04/01/2007 A           50,095
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Charleston County, SC
               School District Devel. Corp. COP
               (Central Administrative Building) 1                           6.125      02/01/2008    08/01/2007 A           15,109
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Colleton County, SC GO                                        5.500      03/01/2008    09/01/2007 A           10,011
-----------------------------------------------------------------------------------------------------------------------------------
   2,450,000   Darlington County, SC Industrial Devel.
               (Sonoco Products Company)                                     6.000      04/01/2026    04/01/2007 A        2,477,367
-----------------------------------------------------------------------------------------------------------------------------------
   3,085,000   Darlington County, SC Industrial Devel.
               (Sonoco Products Company)                                     6.125      06/01/2025    06/01/2007 A        3,093,268
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Georgetown County, SC Environmental
               Improvement (International Paper Company)                     5.700      10/01/2021    10/01/2009 A           20,515


                  63 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA Continued
$     70,000   Horry County, SC Airport                                      5.700%     07/01/2027    07/01/2007 A    $      71,664
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Laurens County, SC GO                                         6.000      04/01/2008    04/01/2007 A           50,575
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Marion County, SC Hospital District                           5.500      11/01/2015    05/01/2007 A           40,345
-----------------------------------------------------------------------------------------------------------------------------------
     180,000   Orangeburg County, SC Solid Waste
               (South Carolina Electric & Gas Company)                       5.700      11/01/2024    09/01/2009 A          180,180
-----------------------------------------------------------------------------------------------------------------------------------
     110,000   Piedmont, SC Municipal Power Agency                           5.250      01/01/2021    01/01/2011 A          112,347
-----------------------------------------------------------------------------------------------------------------------------------
   2,315,000   Richland County, SC Environmental
               Improvement (International Paper Company)                     6.100      04/01/2023    04/01/2014 A        2,528,350
-----------------------------------------------------------------------------------------------------------------------------------
   1,630,000   SC Connector 2000 Assoc. Toll Road,
               Series B                                                      4.673 4    01/01/2011    01/01/2008 A        1,368,173
-----------------------------------------------------------------------------------------------------------------------------------
   1,735,000   SC Connector 2000 Assoc. Toll Road,
               Series B 1                                                    5.604 4    01/01/2021    01/01/2010 A          810,870
-----------------------------------------------------------------------------------------------------------------------------------
     720,000   SC Connector 2000 Assoc. Toll Road,
               Series B 1                                                    5.702 4    01/01/2026    01/01/2010 A          249,883
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   SC Education Assistance Authority
               (Student Loans)                                               6.000      09/01/2008    09/01/2007 A           20,024
-----------------------------------------------------------------------------------------------------------------------------------
     605,000   SC Hsg. Finance & Devel. Authority                            5.875      07/01/2009    07/01/2009            611,945
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   SC Hsg. Finance & Devel. Authority                            5.950      07/01/2029    05/01/2009 A           25,520
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   SC Hsg. Finance & Devel. Authority,
               Series A-2                                                    6.750      07/01/2026    07/01/2007 A            5,007
-----------------------------------------------------------------------------------------------------------------------------------
   7,500,000   SC Hsg. Finance & Devel. Authority,
               Series C                                                      5.500      07/01/2037    02/01/2013 B        8,036,400
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   SC Jobs-EDA
               (Anderson Area Medical Center)                                5.250      02/01/2026    08/01/2007 A           40,405
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   SC Ports Authority                                            5.000      07/01/2017    07/01/2008 A           10,203
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   SC Ports Authority                                            5.000      07/01/2018    07/01/2008 A           15,297
-----------------------------------------------------------------------------------------------------------------------------------
      85,000   SC Ports Authority                                            5.300      07/01/2026    02/01/2008 A           86,935
-----------------------------------------------------------------------------------------------------------------------------------
  10,630,000   SC Tobacco Settlement Management
               Authority, Series B                                           6.000      05/15/2022    06/05/2010 B       11,309,576
-----------------------------------------------------------------------------------------------------------------------------------
  15,475,000   SC Tobacco Settlement Management
               Authority, Series B                                           6.375      05/15/2028    05/15/2012 A       16,727,856
-----------------------------------------------------------------------------------------------------------------------------------
   2,205,000   SC Tobacco Settlement Management
               Authority, Series B                                           6.375      05/15/2030    04/28/2017 C        2,570,126
-----------------------------------------------------------------------------------------------------------------------------------
     130,000   SC Western Carolina Regional
               Sewer Authority                                               5.500      03/01/2010    09/01/2007 A          134,937
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Spartanburg County, SC Health Services                        5.300      04/15/2025    04/15/2007 A           20,022
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Spartanburg County, SC Health Services                        5.500      04/15/2015    04/15/2007 A           25,030
-----------------------------------------------------------------------------------------------------------------------------------
     310,000   Spartanburg County, SC Health Services,
               Series A                                                      5.500      04/15/2027    04/15/2007 A          316,547
                                                                                                                      -------------
                                                                                                                         51,644,389


                  64 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--1.7%
$     10,000   Grant County, SD Pollution Control
               (Northwestern Public Service Company)                         5.900%     06/01/2023    06/01/2007 A    $      10,017
-----------------------------------------------------------------------------------------------------------------------------------
  14,205,000   SD Education Loans                                            5.600      06/01/2020    06/01/2010 A       14,674,901
-----------------------------------------------------------------------------------------------------------------------------------
  10,135,000   SD Educational Enhancement Funding
               Corp. Tobacco Settlement                                      6.500      06/01/2032    06/01/2013 A       11,166,946
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   SD H&EFA (Prairie Lakes Health Care System)                   5.650      04/01/2022    04/01/2010 A           51,541
-----------------------------------------------------------------------------------------------------------------------------------
   4,890,000   SD Hsg. Devel. Authority (Homeownership)                      5.375      05/01/2018    11/01/2009 B        4,956,260
-----------------------------------------------------------------------------------------------------------------------------------
   1,965,000   SD Hsg. Devel. Authority (Homeownership)                      5.750      05/01/2031    11/01/2015 A        2,076,455
                                                                                                                      -------------
                                                                                                                         32,936,120
-----------------------------------------------------------------------------------------------------------------------------------
TENNESSEE--0.4%
      10,000   Blount County, TN Hospital, Series B                          5.125      07/01/2019    07/01/2008 A           10,029
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   Johnson City, TN Electric                                     5.700      05/01/2017    05/01/2007 A           70,113
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Johnson City, TN Health & Educational
               Facilities Board (Johnson City Medical Center)                5.250      07/01/2016    07/01/2007 A           45,050
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Knox County, TN HE&HF
               (Baptist Health System of East Tennessee)                     5.500      04/15/2011    10/15/2007 A          204,904
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Knox County, TN HE&HF
               (Baptist Health System of East Tennessee)                     5.500      04/15/2017    04/15/2007 A           61,238
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Maury County, TN Industrial Devel. Board
               (Occidental Petroleum Corp.)                                  6.250      08/01/2018    08/01/2011 A        1,078,580
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Memphis, TN HFC (Saint's Court Apartments)                    6.000      09/01/2013    09/01/2007 A            5,032
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Memphis-Shelby County, TN Airport Authority                   6.000      03/01/2024    03/01/2010 A           26,562
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Metropolitan Government Nashville
               & Davidson County, TN
               (Multifamily Mtg. FHA Section 8)                              6.000      04/01/2024    08/01/2007 A           15,070
-----------------------------------------------------------------------------------------------------------------------------------
     160,000   Metropolitan Government Nashville
               & Davidson County, TN Water & Sewer                           5.500      01/01/2016    07/01/2007 A          165,552
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Shelby County, TN Health Educational
               & Hsg. Facilities (Christian Brothers University)             5.750      09/01/2012    09/01/2007 A           50,229
-----------------------------------------------------------------------------------------------------------------------------------
     390,000   Shelby County, TN Health Educational
               & Hsg. Facilities (Methodist Health Systems)                  5.250      08/01/2015    08/01/2007 A          390,382
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Smyrna, TN Hsg. Assoc.
               (Imperial Garden Apartments)                                  6.450      10/20/2035    10/20/2010 A        3,302,760
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   South Fulton, TN Industrial Devel. Board
               (Tyson Foods)                                                 6.350      10/01/2015    04/01/2007 A           35,148
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   South Fulton, TN Industrial Devel. Board
               (Tyson Foods)                                                 6.400      10/01/2020    04/01/2007 A           50,207
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   TN Hsg. Devel. Agency (Homeownership)                         5.250      07/01/2022    01/01/2012 A           15,078
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   TN Hsg. Devel. Agency (Homeownership)                         5.375      07/01/2023    07/01/2010 A           40,834
-----------------------------------------------------------------------------------------------------------------------------------
   1,020,000   TN Hsg. Devel. Agency (Homeownership)                         5.400      07/01/2009    07/01/2007 A        1,031,404
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   TN Hsg. Devel. Agency (Homeownership)                         5.500      07/01/2013    01/01/2010 A           25,678
-----------------------------------------------------------------------------------------------------------------------------------
      85,000   TN Hsg. Devel. Agency (Homeownership)                         5.550      01/01/2021    01/01/2011 A           87,685
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   TN Hsg. Devel. Agency (Homeownership)                         5.850      07/01/2023    07/01/2009 A           25,199


                  65 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
 TENNESSEE Continued
$     25,000   TN Hsg. Devel. Agency (Homeownership)                         6.000%     07/01/2011    07/01/2010 A    $      25,638
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   TN Hsg. Devel. Agency (Homeownership)                         6.050      07/01/2016    07/01/2008 A           10,084
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   TN Hsg. Devel. Agency (Homeownership)                         6.375      07/01/2022    07/01/2008 A           10,153
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Unicoi County, TN Health Educational
               & Hsg. Facilities (Erwin Health
               Care Associates)                                              5.875      03/20/2016    09/20/2007 A           20,026
                                                                                                                      -------------
                                                                                                                          6,802,635
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
  TEXAS--12.4%
   6,350,000   Angelina & Neches, TX River Authority
               (Temple-Inland)                                               5.650      09/01/2012    09/02/2007 A        6,445,187
-----------------------------------------------------------------------------------------------------------------------------------
  24,700,000   Austin, TX Convention Enterprises
               (Convention Center) 3                                         5.750      01/01/2032    01/01/2011 A       26,435,175
-----------------------------------------------------------------------------------------------------------------------------------
   8,590,000   Austin, TX Convention Enterprises
               (Convention Center)                                           6.000      01/01/2023    01/01/2011 A        9,267,923
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   Austin, TX Higher Education Authority
               (St. Edwards University)                                      5.250      08/01/2023    08/01/2008 A           65,705
-----------------------------------------------------------------------------------------------------------------------------------
     605,000   Austin, TX Utility System                                     6.730 4    11/15/2014    05/15/2007 A          350,301
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   Bexar County, TX GO 1                                         5.750      08/15/2022    08/15/2010 A          131,251
-----------------------------------------------------------------------------------------------------------------------------------
    150,000   Bexar County, TX HFC
               (American Opportunity for
               Hsg.-Cinnamon Creek)                                          5.750      12/01/2013    05/25/2011 C          153,527
-----------------------------------------------------------------------------------------------------------------------------------
     120,000   Bexar County, TX HFC (Doral Club)                             8.750      10/01/2036    10/01/2013 A          119,936
-----------------------------------------------------------------------------------------------------------------------------------
     410,000   Bexar, TX Metropolitan Water District                         5.357 4    05/01/2032    05/01/2008 A          107,043
-----------------------------------------------------------------------------------------------------------------------------------
     510,000   Bexar, TX Metropolitan Water District                         5.875      05/01/2022    05/01/2007 A          510,887
-----------------------------------------------------------------------------------------------------------------------------------
   1,525,000   Bexar, TX Metropolitan Water District 1                       6.000      05/01/2015    05/01/2007 A        1,553,350
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Brazos County, TX Health Facilities Devel.
               Corp. (Franciscan Services Corp.)                             5.375      01/01/2028    07/01/2007 A           30,692
-----------------------------------------------------------------------------------------------------------------------------------
   4,400,000   Brazos River Authority, TX
               (Centerpoint Energy)                                          7.750      12/01/2018    12/01/2008 A        4,628,096
-----------------------------------------------------------------------------------------------------------------------------------
   1,085,000   Brazos River Authority, TX
               (Johnson County Surface Water
               and Treatment System) 1                                       5.800      09/01/2011    09/01/2007 A        1,086,649
-----------------------------------------------------------------------------------------------------------------------------------
     180,000   Brazos River Authority, TX
               (TXU Energy Company)                                          6.300      07/01/2032    07/01/2014 A          192,179
-----------------------------------------------------------------------------------------------------------------------------------
  14,085,000   Brazos River Authority, TX
               (TXU Energy Company) 3                                        6.750      04/01/2038    04/01/2013 D       15,307,496
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   Brazos River Authority, TX
               (TXU Energy Company)                                          6.750      10/01/2038    10/01/2014 A          165,027
-----------------------------------------------------------------------------------------------------------------------------------
   6,325,000   Brazos River Authority, TX
               (TXU Energy Company) 1                                        7.700      04/01/2033    04/01/2013 A        7,204,175


                  66 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS  Continued
$    290,000   Brazos River, TX Harbor
               Navigation District
               (Dow Chemical Company)                                        6.625%     05/15/2033    05/15/2012 A    $     324,522
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Cass County, TX Industrial Devel.
               Corp. (International Paper Company)                           6.000      09/01/2025    09/01/2012 A           26,635
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Cass County, TX Industrial Devel.
               Corp. (International Paper Company)                           6.250      04/01/2021    04/01/2007 A           51,072
-----------------------------------------------------------------------------------------------------------------------------------
     285,000   Cass County, TX Industrial Devel.
               Corp. (International Paper Company)                           6.600      03/15/2024    03/15/2010 A          304,428
-----------------------------------------------------------------------------------------------------------------------------------
     580,000   Charterwood, TX Municipal Utility District                    5.800      05/01/2009    05/01/2007 A          580,893
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Collin County, TX HFC
               (Community College District Foundation)                       5.250      06/01/2023    12/01/2009 A           61,162
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Connally, TX Consolidated Independent
               School District                                               5.625      08/15/2029    08/15/2007 A           30,188
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Crandall, TX Independent School District                      6.000      02/15/2024    08/15/2007 A           20,037
-----------------------------------------------------------------------------------------------------------------------------------
  15,500,000   Dallas-Fort Worth, TX International Airport 3                 5.000      11/01/2015    11/01/2008         15,907,418
-----------------------------------------------------------------------------------------------------------------------------------
  20,000,000   Dallas-Fort Worth, TX International Airport 3                 5.500      11/01/2021    05/01/2008         20,711,000
-----------------------------------------------------------------------------------------------------------------------------------
  10,000,000   Dallas-Fort Worth, TX International Airport 3                 5.500      11/01/2035    11/01/2010 A       10,573,100
-----------------------------------------------------------------------------------------------------------------------------------
  15,000,000   Dallas-Fort Worth, TX International Airport 3                 6.125      11/01/2035    01/01/2009         15,787,575
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Dallas-Fort Worth, TX International Airport                   5.000      11/01/2035    11/01/2009 A           40,501
-----------------------------------------------------------------------------------------------------------------------------------
   5,495,000   Dallas-Fort Worth, TX International
               Airport Facility (American Airlines)                          6.375      05/01/2035    11/01/2009 A        5,695,293
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   De Soto, TX Park Devel. Corp. 1                               5.250      02/15/2016    02/15/2016            100,127
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Dilley, TX Special Project
               (Dept. of Criminal Justice)                                   7.000      04/01/2009    04/01/2007 A           15,247
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   Fort Bend County, TX
               Municipal Utility District No. 23                             6.125      09/01/2028    09/01/2007 A           65,540
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Galveston, TX HFC (Friendswood)                               6.250      04/01/2029    04/01/2007 A           20,182
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Guadalupe-Blanco, TX River Authority
               (E.I. Dupont De Nemours)                                      5.500      05/01/2029    05/01/2009 A           20,600
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Gulf Coast, TX IDA (Valero Energy Corp.)                      5.600      12/01/2031    06/01/2010 A           20,470
-----------------------------------------------------------------------------------------------------------------------------------
   3,575,000   Gulf Coast, TX Waste Disposal Authority
               (International Paper Company) 1                               6.100      08/01/2024    08/01/2012 A        3,833,794
-----------------------------------------------------------------------------------------------------------------------------------
     180,000   Gulf Coast, TX Waste Disposal Authority
               (Valero Energy Corp.) 1                                       5.600      04/01/2032    04/01/2010 A          184,032
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Gulf Coast, TX Waste Disposal Authority
               (Valero Energy Corp.)                                         6.650      04/01/2032    04/01/2011 A           32,378
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Harlingen, TX Consolidated Independent
               School District                                               5.650      08/15/2029    08/15/2009 A           41,835
-----------------------------------------------------------------------------------------------------------------------------------
  15,000,000   Harris County, TX (Toll Road) 3                               5.250      08/15/2035    08/15/2009 A       15,614,625


                  67 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$     35,000   Harris County, TX Health Facilities Devel.
               Authority (Memorial Hospital Systems)                         5.500%     06/01/2017    06/01/2007 A    $      35,785
-----------------------------------------------------------------------------------------------------------------------------------
     180,000   Harris County, TX Health Facilities Devel.
               Authority (Memorial Hospital Systems) 1                       5.500      06/01/2024    06/01/2007 A          184,001
-----------------------------------------------------------------------------------------------------------------------------------
   2,953,000   Harris County, TX HFC                                         6.300      09/01/2032    01/18/2008 B        2,964,251
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   Harris County, TX IDC (Continental Airlines)                  5.375      07/01/2019    08/09/2014 C           77,722
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Harris County, TX Toll Road                                   5.000      08/15/2021    08/15/2007 A           15,069
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Harris County, TX Toll Road                                   5.125      08/15/2016    08/15/2007 A           50,261
-----------------------------------------------------------------------------------------------------------------------------------
   2,331,000   Heart of TX HFC (Waco Parkside Village)                       7.400      09/20/2035    09/20/2011 A        2,524,869
-----------------------------------------------------------------------------------------------------------------------------------
     235,000   Houston, TX Airport Special Facilities
               (Continental Airlines)                                        5.500      07/15/2017    07/15/2007 A          235,954
-----------------------------------------------------------------------------------------------------------------------------------
   5,265,000   Houston, TX Airport Special Facilities
               (Continental Airlines)                                        6.125      07/15/2017    07/15/2007 A        5,278,005
-----------------------------------------------------------------------------------------------------------------------------------
      95,000   Houston, TX Airport System                                    5.000      07/01/2025    07/01/2008 A           95,612
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Houston, TX Airport System
               (People Mover)                                                5.375      07/15/2012    07/15/2007 A           10,042
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Houston, TX Airport System, Series A                          5.000      07/01/2028    07/01/2008 A           40,270
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Houston, TX Airport System, Series A                          5.125      07/01/2032    07/01/2012 A           36,092
-----------------------------------------------------------------------------------------------------------------------------------
   2,130,000   Houston, TX Hsg. Corp.
               (6800 Long Drive Apartments)                                  6.625      02/01/2020    08/01/2007 A        2,188,937
-----------------------------------------------------------------------------------------------------------------------------------
     110,000   Lancaster, TX GO                                              5.500      02/15/2009    08/15/2007 A          110,161
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Leander, TX Independent School District                       5.554 4    08/15/2015    08/15/2007 A           31,511
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Lewisville, TX HFC (Lewisville Limited)                       5.600      12/01/2029    12/01/2007 A           40,184
-----------------------------------------------------------------------------------------------------------------------------------
  11,670,000   Lower CO River Authority, TX
               Pollution Control
               (Samsung Electronics Company)                                 6.375      04/01/2027    04/01/2007 A       11,923,006
-----------------------------------------------------------------------------------------------------------------------------------
     205,000   Lubbock, TX HFC
               (Las Colinas Quail Creek Apartments)                          6.750      07/01/2012    04/13/2010 C          207,177
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Matagorda County, TX Navigation
               District (Centerpoint Energy)                                 5.250      11/01/2029    11/01/2008 A           25,873
-----------------------------------------------------------------------------------------------------------------------------------
     135,000   Matagorda County, TX Navigation
               District (Centerpoint Energy)                                 8.000      05/01/2029    04/10/2008 A          141,942
-----------------------------------------------------------------------------------------------------------------------------------
     590,000   Matagorda County, TX Navigation
               District (Central Power & Light Company)                      6.125      05/01/2030    05/01/2007 A          602,803
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Metro, TX HFDC (Wilson N. Jones
               Memorial Hospital)                                            5.500      01/01/2012    07/01/2007 A           40,051
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Metro, TX HFDC (Wilson N. Jones
               Memorial Hospital)                                            5.600      01/01/2017    07/01/2007 A           10,152
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Montgomery County, TX Municipal
               Utility District No. 40 (Waterworks & Sewer)                  5.000      03/01/2019    09/01/2007 A           50,057
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   North Central, TX Health Facility Devel. Corp.                5.375      02/15/2026    02/15/2008 A           41,236


                  68 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$     25,000   North Forest, TX Municipal Water District
               (Murphy Sanitation & Sewer System)                            6.200%     07/10/2009    07/10/2007 A    $      25,039
-----------------------------------------------------------------------------------------------------------------------------------
     105,000   Nueces County, TX HFC
               (Dolphins Landing Apartments)                                 8.000      07/01/2030    07/01/2010 A          111,224
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Permian Basin, TX HFC (Single Family Mtg.)                    5.650      01/01/2038    07/01/2016 A        3,223,710
-----------------------------------------------------------------------------------------------------------------------------------
     400,000   Permian Basin, TX HFC (Single Family Mtg.)                    5.750      01/01/2038    07/01/2016 A          409,584
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Port of Corpus Christi, TX Industrial
               Devel. Corp. (Valero Energy Corp.)                            5.400      04/01/2018    04/01/2010 A           10,314
-----------------------------------------------------------------------------------------------------------------------------------
   3,500,000   Sabine Neches, TX Hsg. Finance Corp.
               (Single Family Mtg.)                                          4.875 8    12/01/2039    12/01/2016 A        3,691,310
-----------------------------------------------------------------------------------------------------------------------------------
     470,000   Sabine, TX River Authority Pollution
               Control (TXU Electric Company)                                6.450      06/01/2021    06/01/2010 A          491,169
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   San Marcos, TX Hsg. Authority                                 5.800      11/01/2010    05/01/2007 A           30,477
-----------------------------------------------------------------------------------------------------------------------------------
   1,100,000   Southeast TX HFC                                              4.750      01/01/2037    02/15/2009 B        1,100,737
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Southlake Parks, TX Devel. Corp.                              5.375      08/15/2021    08/15/2007 A           15,017
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Southwest TX Higher Education Authority
               (Southern Methodist University)                               5.000      10/01/2018    10/01/2008 A           20,594
-----------------------------------------------------------------------------------------------------------------------------------
     230,000   Tarrant County, TX HFDC
               (TX Health Resources System)                                  5.250      02/15/2022    02/15/2008 A          237,123
-----------------------------------------------------------------------------------------------------------------------------------
     115,000   Texoma Area, TX Solid Waste Authority
               (Initial Facility)                                            5.500      02/15/2029    02/15/2010 A          117,440
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   Trinity, TX River Authority
               (TXU Energy Company)                                          6.250      05/01/2028    05/01/2013 A          132,855
-----------------------------------------------------------------------------------------------------------------------------------
   3,545,000   TX Affordable Hsg. Corp.
               (Fire Fighter & Law Security)                                 5.250      09/01/2039    09/01/2020 A        3,731,857
-----------------------------------------------------------------------------------------------------------------------------------
   3,295,000   TX Affordable Hsg. Corp.
               (Professional Educators)                                      5.100      09/01/2039    03/01/2015 A        3,419,815
-----------------------------------------------------------------------------------------------------------------------------------
  12,650,000   TX Affordable Hsg. Corp.
               (Single Family Mtg.)                                          5.300      10/01/2039    10/01/2016 A       13,361,816
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   TX College Student Loans                                      5.000      08/01/2013    08/01/2007 A           25,015
-----------------------------------------------------------------------------------------------------------------------------------
   1,410,000   TX Dept. of Hsg. & Community Affairs                          5.200      01/01/2025    11/26/2007 C        1,432,405
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   TX Dept. of Hsg. & Community Affairs                          5.250      07/01/2018    01/01/2009 A           56,183
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   TX Dept. of Hsg. & Community Affairs                          5.350      07/01/2033    07/01/2011 A           10,303
-----------------------------------------------------------------------------------------------------------------------------------
     960,000   TX Dept. of Hsg. & Community Affairs                          5.500      03/01/2026    03/01/2012 A          995,261
-----------------------------------------------------------------------------------------------------------------------------------
     975,000   TX Dept. of Hsg. & Community Affairs                          5.550      03/01/2034    03/01/2012 A        1,007,565
-----------------------------------------------------------------------------------------------------------------------------------
     560,000   TX Dept. of Hsg. & Community Affairs
               (Single Family)                                               5.650      03/01/2029    09/01/2009 A          572,706
-----------------------------------------------------------------------------------------------------------------------------------
     565,000   TX Dept. of Hsg. & Community Affairs
               (Single Family)                                               5.700      09/01/2029    09/01/2009 A          577,899
-----------------------------------------------------------------------------------------------------------------------------------
     330,000   TX Dept. of Hsg. & Community Affairs
               (Single Family)                                               5.800      09/01/2029    09/01/2007 A          337,597


                  69 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$     65,000   TX Dormitory Finance Authority
               (Temple Junior College Foundation)                            5.875%     09/01/2022    09/01/2012 A    $      69,414
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   TX GO                                                         5.000      08/01/2016    08/01/2007 A          100,411
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   TX GO                                                         5.100      08/01/2010    08/01/2007 A           10,046
-----------------------------------------------------------------------------------------------------------------------------------
   3,385,000   TX GO                                                         5.500      08/01/2016    08/01/2007 A        3,405,073
-----------------------------------------------------------------------------------------------------------------------------------
     285,000   TX GO                                                         5.750      08/01/2020    08/01/2007 A          285,402
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   TX GO                                                         6.000      12/01/2030    12/01/2010 A           37,156
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   TX Panhandle Elderly Apartments Corp.
               (Pampa Partnership Ltd.)                                      7.000      05/01/2010    06/18/2008 C           19,903
-----------------------------------------------------------------------------------------------------------------------------------
   1,365,000   TX Panhandle HFA
               (Amarillo Affordable Hsg.) 7                                  6.250      03/01/2010    09/28/2008            928,760
-----------------------------------------------------------------------------------------------------------------------------------
   7,220,000   TX Panhandle HFA
               (Amarillo Affordable Hsg.) 7                                  6.750      03/01/2031    10/24/2026          4,920,935
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   TX State College Student Loans                                5.750      08/01/2012    08/01/2007 A           50,901
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   TX State College Student Loans                                6.000      08/01/2015    08/01/2007 A           25,515
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   TX State College Student Loans                                6.000      08/01/2016    08/01/2007 A           76,454
-----------------------------------------------------------------------------------------------------------------------------------
     515,000   TX State College Student Loans                                6.000      08/01/2019    08/01/2007 A          525,614
-----------------------------------------------------------------------------------------------------------------------------------
     205,000   TX Veterans Hsg. Assistance                                   5.500      06/01/2032    12/01/2010 A          210,072
-----------------------------------------------------------------------------------------------------------------------------------
     265,000   TX Veterans Hsg. Assistance, Series A                         5.150      06/01/2024    12/01/2009 A          268,811
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   TX Veterans Hsg. Assistance, Series A                         5.400      12/01/2011    12/01/2007 A           25,590
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   TX Veterans Hsg. Assistance, Series A                         5.450      06/01/2012    12/01/2007 A          102,358
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   TX Veterans Hsg. Assistance, Series A                         5.450      12/01/2012    12/01/2007 A           25,588
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   TX Veterans Hsg. Assistance, Series A                         5.500      06/01/2013    12/01/2007 A          102,355
-----------------------------------------------------------------------------------------------------------------------------------
     135,000   TX Veterans Hsg. Assistance, Series B                         6.100      06/01/2031    12/01/2009 A          141,467
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   TX Water Devel. Board                                         5.250      07/15/2017    07/15/2007 A           35,042
-----------------------------------------------------------------------------------------------------------------------------------
     240,000   TX Water Devel. Board                                         5.600      07/15/2011    07/15/2007 A          240,367
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Willacy County, TX Local Government Corp.                     6.000      03/01/2009    09/13/2008 C        1,013,560
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Williamson County, TX Municipal Utility
               District No. 9 (Waterworks & Sewer)                           5.800      09/01/2008    09/01/2007 A           20,027
-----------------------------------------------------------------------------------------------------------------------------------
     625,000   Willow Fork, TX Drain District, Series A                      5.250      09/01/2011    09/01/2007 A          625,663
                                                                                                                      -------------
                                                                                                                        239,189,775
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--0.6%
   1,220,000   Puerto Rico Children's Trust Fund (TASC)                      5.375      05/15/2033    05/15/2012 A        1,277,682
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000   Puerto Rico Commonwealth GO                                   5.250      07/01/2022    07/01/2013 A        5,295,600
-----------------------------------------------------------------------------------------------------------------------------------
   3,850,000   Puerto Rico Municipal Finance Agency 3                        5.750      08/01/2013    08/01/2009 A        4,074,879
-----------------------------------------------------------------------------------------------------------------------------------
     750,000   V.I. Public Finance Authority, Series A                       6.375      10/01/2019    10/01/2010 A          816,390
                                                                                                                      -------------
                                                                                                                         11,464,551
-----------------------------------------------------------------------------------------------------------------------------------
UTAH--2.1%
     140,000   Clearfield City, UT Multifamily Hsg.
               (Oakstone Apartments)                                         5.850      05/01/2039    11/01/2009 A          143,381
-----------------------------------------------------------------------------------------------------------------------------------
   4,210,000   Eagle Mountain, UT Special Assessment                         6.250      05/01/2013    05/01/2007 A        4,212,105


                  70 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
UTAH Continued
$ 12,560,000   Emery County, UT Environmental
               Improvement (Pacificorp) 1                                    6.150%     09/01/2030    09/01/2007 A    $  12,834,813
-----------------------------------------------------------------------------------------------------------------------------------
     765,000   Emery County, UT Pollution Control
               (Pacificorp)                                                  5.625      11/01/2023    05/01/2007 A          779,765
-----------------------------------------------------------------------------------------------------------------------------------
     340,000   Emery County, UT Pollution Control
               (Pacificorp)                                                  5.650      11/01/2023    05/01/2007 A          340,503
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Intermountain, UT Power Agency                                5.000      07/01/2013    07/01/2007 A           10,010
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Intermountain, UT Power Agency                                6.150      07/01/2014    07/01/2007 A           25,151
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   Salt Lake County, UT College
               (Westminster College)                                         5.750      10/01/2027    10/01/2007 A          153,030
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   St. George, UT Industrial Devel.
               (Albertson's)                                                 5.400      07/15/2008    07/15/2008              9,948
-----------------------------------------------------------------------------------------------------------------------------------
  19,250,000   Tooele County, UT Hazardous
               Waste Treatment (Union Pacific Corp.)                         5.700      11/01/2026    04/28/2008 A       19,924,713
-----------------------------------------------------------------------------------------------------------------------------------
     945,000   UT HFA                                                        5.950      01/01/2029    07/01/2007 A          959,893
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   UT State Building Ownership Authority,
               Series A                                                      5.750      08/15/2011    08/15/2007 A           55,377
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   UT University Campus Facilities System,
               Series A                                                      6.750      10/01/2014    04/01/2007 A           20,136
-----------------------------------------------------------------------------------------------------------------------------------
     935,000   Utah County, UT Hospital
               (IHC Health Services)                                         5.250      08/15/2021    08/15/2007 A          949,708
                                                                                                                      -------------
                                                                                                                         40,418,533
-----------------------------------------------------------------------------------------------------------------------------------
VERMONT--0.0%
      25,000   Burlington, VT Airport                                        5.600      07/01/2017    07/01/2007 A           25,106
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   VT HFA (Multifamily Hsg.), Series A                           5.750      02/15/2029    02/15/2009 A           35,548
-----------------------------------------------------------------------------------------------------------------------------------
     625,000   VT HFA (Single Family)                                        5.450      05/01/2026    11/01/2009 A          626,025
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   VT HFA (Single Family)                                        5.500      11/01/2021    05/01/2011 A           35,464
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   VT HFA (Single Family), Series 11A                            5.900      05/01/2019    07/15/2007 B           45,082
                                                                                                                      -------------
                                                                                                                            767,225
-----------------------------------------------------------------------------------------------------------------------------------
VIRGINIA--0.7%
     780,000   Alexandria, VA IDA Pollution Control
               (Potomac Electric Power Company) 1                            5.375      02/15/2024    05/01/2007 A          780,944
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Chesapeake, VA Water & Sewer                                  5.000      12/01/2025    12/01/2007 A           30,209
-----------------------------------------------------------------------------------------------------------------------------------
     425,000   Norfolk, VA EDA, Series B                                     5.625      11/01/2015    01/24/2013 C          430,168
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Norfolk, VA Water                                             5.875      11/01/2020    05/01/2007 A        1,011,710
-----------------------------------------------------------------------------------------------------------------------------------
   3,100,000   Pocahontas Parkway Assoc., VA
               (Route 895 Connector Toll Road)                               5.250      08/15/2008    08/15/2008          3,168,510
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Richmond, VA IDA
               (Virginia Commonwealth University
               Real Estate Foundation)                                       5.550      01/01/2031    01/01/2013 A          106,242
-----------------------------------------------------------------------------------------------------------------------------------
     750,000   VA Gateway Community Devel. Authority                         6.375      03/01/2030    03/01/2013 A          822,758
-----------------------------------------------------------------------------------------------------------------------------------
   7,215,000   VA Tobacco Settlement Authority (TASC)                        5.625      06/01/2037    06/01/2015 A        7,720,988
                                                                                                                      -------------
                                                                                                                         14,071,529


                  71 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON--1.9%
$     10,000   Bellingham, WA Hsg. Authority
               (Cascade Meadows)                                             5.200%     11/01/2027    11/01/2008 A    $      10,086
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Chelan County, WA Public Utility
               District No. 1 (Chelan Hydro System)                          5.250      07/01/2033    07/01/2008 A        2,063,280
-----------------------------------------------------------------------------------------------------------------------------------
     195,000   Chelan County, WA Public Utility
               District No. 1 (Chelan Hydro System)                          5.600      07/01/2032    07/01/2007 A          199,358
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Chelan County, WA Public Utility
               District No. 1 (Chelan Hydro System)                          5.650      07/01/2032    07/01/2007 A           20,448
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Chelan County, WA Public Utility
               District No. 1 (Rocky Reach Hydroelectric)                    5.125      07/01/2023    07/01/2007 A           20,019
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   King County, WA Hsg. Authority
               (Cascadian Apartments)                                        6.850      07/01/2024    07/01/2007 A           15,052
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   King County, WA Hsg. Authority
               (Fairwood Apartments)                                         6.000      12/01/2025    06/01/2007 A          152,063
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Pierce County, WA Hsg. Authority                              5.800      12/01/2023    12/01/2008 A           76,607
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Port Seattle, WA Special Facility                             6.000      09/01/2029    03/01/2010 A           47,811
-----------------------------------------------------------------------------------------------------------------------------------
     245,000   Prosser, WA Water & Sewer                                     5.400      09/01/2012    09/01/2007 A          246,705
-----------------------------------------------------------------------------------------------------------------------------------
     255,000   Prosser, WA Water & Sewer                                     5.450      09/01/2013    09/01/2007 A          256,826
-----------------------------------------------------------------------------------------------------------------------------------
     880,000   Seattle, WA Hsg. Authority
               (Hilltop Manor/Spring Manor)                                  5.375      10/20/2018    03/16/2013 B          948,112
-----------------------------------------------------------------------------------------------------------------------------------
   1,545,000   Seattle, WA Hsg. Authority
               (Hilltop Manor/Spring Manor)                                  5.875      10/20/2028    10/20/2013 A        1,776,905
-----------------------------------------------------------------------------------------------------------------------------------
   1,170,000   Snohomish County, WA
               (Cedar Street Apartments)                                     6.300      05/01/2017    05/01/2007 A        1,171,778
-----------------------------------------------------------------------------------------------------------------------------------
   1,510,000   Snohomish County, WA
               (Cedar Street Apartments)                                     6.400      05/01/2027    05/01/2007 A        1,512,416
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Tacoma, WA Hsg. Authority
               (Polynesia Village Apartments)                                5.900      06/01/2029    06/01/2007 A           25,202
-----------------------------------------------------------------------------------------------------------------------------------
     120,000   Tacoma, WA Port Authority                                     5.300      12/01/2017    12/01/2007 A          120,930
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Vancouver, WA Downtown Redevel.
               Authority (Conference Center)                                 6.000      01/01/2028    01/01/2014 A        1,646,115
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   WA COP (Dept. of General Administration)                      5.500      10/01/2013    04/01/2007 A           25,035
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   WA COP (Whatcom Community College)                            5.250      10/01/2013    04/01/2007 A           10,075
-----------------------------------------------------------------------------------------------------------------------------------
   2,175,000   WA EDFA (Lindal Cedar Homes)                                  5.800      11/01/2017    05/01/2007 A        2,192,531
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   WA GO                                                         5.000      01/01/2023    01/01/2008 A           50,372
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   WA Health Care Facilities Authority
               (Empire Health Services)                                      5.625      11/01/2013    11/01/2007 A           25,035
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   WA Health Care Facilities Authority
               (Empire Health Services)                                      5.625      11/01/2019    05/01/2007 A           20,027
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   WA Health Care Facilities Authority
               (Harrison Memorial Hospital)                                  5.300      08/15/2014    08/15/2007 A          125,140
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   WA Health Care Facilities Authority
               (Harrison Memorial Hospital)                                  5.400      08/15/2023    08/15/2007 A           30,032


                  72 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON Continued
$     25,000   WA Health Care Facilities Authority
               (Highline Community Hospital)                                 5.500%     08/15/2014    08/15/2007 A    $      25,032
-----------------------------------------------------------------------------------------------------------------------------------
   1,835,000   WA HFC                                                        5.000      06/01/2021    07/01/2009 B        1,872,306
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   WA HFC (Clare House Apartments)                               5.750      07/01/2030    07/01/2008 A           25,240
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   WA HFC (Presbyterian Ministries)                              5.300      01/01/2019    01/01/2009 A           51,664
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   WA HFC (Single Family)                                        5.250      12/01/2017    06/01/2008 A           15,309
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   WA HFC (Single Family)                                        5.400      12/01/2024    06/01/2009 A           10,160
-----------------------------------------------------------------------------------------------------------------------------------
  14,665,000   WA Tobacco Settlement Authority (TASC)                        6.500      06/01/2026    06/01/2013 A       16,066,681
-----------------------------------------------------------------------------------------------------------------------------------
   5,210,000   WA Tobacco Settlement Authority (TASC)                        6.625      06/01/2032    06/01/2013 A        5,809,150
                                                                                                                      -------------
                                                                                                                         36,663,502
-----------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--1.3%
  11,950,000   Braxton County, WV Solid Waste Disposal
               (Weyerhaeuser Company)                                        5.800      06/01/2027    07/29/2007 A       12,217,083
-----------------------------------------------------------------------------------------------------------------------------------
   6,565,000   Braxton County, WV Solid Waste Disposal
               (Weyerhaeuser Company) 1                                      6.125      04/01/2026    04/23/2007 A        6,794,709
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Harrison County, WV
               (Monongahela Power Company)                                   6.250      05/01/2023    05/01/2007 A           10,132
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Harrison County, WV
               (Potomac Edison Company)                                      6.250      05/01/2023    05/01/2007 A           10,132
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Harrison County, WV
               (West Penn Power Company)                                     6.300      05/01/2023    05/01/2007 A           20,268
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Harrison County, WV
               (West Penn Power Company)                                     6.750      08/01/2024    08/01/2007 A           20,317
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Huntington, WV Sewer                                          5.375      11/01/2023    05/01/2007 A           25,033
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Marshall University, WV                                       6.000      01/01/2008    07/01/2007 A           40,136
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Monongalia County, WV Pollution Control
               (Potomac Edison Company)                                      5.950      04/01/2013    04/01/2007 A        2,015,420
-----------------------------------------------------------------------------------------------------------------------------------
     260,000   Monongalia County, WV Pollution Control
               (West Penn Power Company)                                     5.950      04/01/2013    04/01/2007 A          262,005
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Pleasants County, WV Pollution Control
               (Potomac Edison Company)                                      5.500      04/01/2029    04/01/2009 A           25,848
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Pleasants County, WV Pollution Control
               (Potomac Edison Company)                                      6.150      05/01/2015    05/01/2007 A        2,060,160
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Pleasants County, WV Pollution Control
               (West Penn Power Company)                                     5.500      04/01/2029    04/01/2009 A           25,915
-----------------------------------------------------------------------------------------------------------------------------------
   1,905,000   WV Hsg. Devel. Fund                                           5.250      11/01/2018    05/01/2010 A        1,952,301
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   WV Hsg. Devel. Fund                                           5.300      11/01/2023    05/01/2010 A           81,584
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   WV Water Devel. Authority                                     5.625      07/01/2030    07/01/2010 A           52,790
                                                                                                                      -------------
                                                                                                                         25,613,833
-----------------------------------------------------------------------------------------------------------------------------------
WISCONSIN--3.9%
   2,055,000   Badger, WI Tobacco Asset Securitization Corp.                 6.000      06/01/2017    06/01/2012 A        2,205,796
-----------------------------------------------------------------------------------------------------------------------------------
  28,815,000   Badger, WI Tobacco Asset Securitization Corp.                 6.125      06/01/2027    01/23/2010 B       30,829,169
-----------------------------------------------------------------------------------------------------------------------------------
  28,070,000   Badger, WI Tobacco Asset Securitization Corp.                 6.375      06/01/2032    06/01/2012 A       30,510,406


                  73 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE              VALUE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
WISCONSIN Continued
$    515,000   Badger, WI Tobacco Asset Securitization Corp.                 7.000%     06/01/2028    06/01/2012 A    $     580,168
-----------------------------------------------------------------------------------------------------------------------------------
      85,000   Janesville, WI Industrial Devel.
               (Paramount Communications)                                    7.000      10/15/2017    04/15/2007 A           85,618
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Kenosha, WI Hsg. Authority Multifamily Hsg.
               (Glaser Financial Group)                                      6.000      11/20/2041    05/20/2009 A           51,604
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Madison, WI Industrial Devel.
               (Madison Gas & Electric Company)                              5.875      10/01/2034    04/01/2012 A          107,338
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Madison, WI Parking System                                    5.600      02/01/2012    08/01/2007 A          100,130
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Milwaukee, WI Redevel. Authority
               (City Hall Square)                                            6.300      08/01/2038    08/01/2007 A           30,781
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Oak Creek, WI Hsg. Authority
               (Wood Creek)                                                  5.139 4    01/20/2010    01/20/2010             21,478
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   River Falls, WI Electric Utility                              5.600      10/01/2008    10/01/2007 A          100,141
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   Superior, WI Water Supply Facilities
               (Superior Water, Light & Power Company)                       6.125      11/01/2021    05/01/2007 A          125,324
-----------------------------------------------------------------------------------------------------------------------------------
     400,000   WI GO                                                         5.300      05/01/2023    05/01/2008 A          400,380
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   WI GO                                                         5.500      11/01/2026    11/01/2008 A           40,672
-----------------------------------------------------------------------------------------------------------------------------------
   2,695,000   WI GO                                                         5.750      11/01/2014    05/01/2007 A        2,699,312
-----------------------------------------------------------------------------------------------------------------------------------
      85,000   WI GO                                                         6.000      05/01/2027    05/01/2007 A           85,121
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   WI H&EFA (AHC/SLMC/HMH/AMCS
               Obligated Group)                                              5.750      08/15/2016    08/15/2007 A           25,538
-----------------------------------------------------------------------------------------------------------------------------------
   1,555,000   WI H&EFA (AHC/SLMC/HMH/AMCS
               Obligated Group)                                              5.875      08/15/2026    08/15/2007 A        1,588,557
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   WI H&EFA (Aurora Health Care)                                 5.250      08/15/2027    08/15/2007 A          256,058
-----------------------------------------------------------------------------------------------------------------------------------
      95,000   WI H&EFA (FSCCHM/FCS/GSMCFSCH/SPH
               Obligated Group)                                              5.500      02/15/2028    02/15/2008 A           96,571
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   WI H&EFA (Hess Memorial Hospital Assoc.)                      7.875      11/01/2022    05/01/2007 A        1,012,420
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   WI H&EFA (Marshfield Clinic)                                  5.750      02/15/2027    08/15/2007 A           56,177
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   WI H&EFA (Mercy Health System)                                6.125      08/15/2017    08/15/2007 A           25,188
-----------------------------------------------------------------------------------------------------------------------------------
     135,000   WI Hsg. & EDA                                                 5.750      03/01/2010    03/01/2010            135,873
-----------------------------------------------------------------------------------------------------------------------------------
   4,245,000   WI Hsg. & EDA                                                 5.800      09/01/2017    07/01/2007 A        4,289,825
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   WI Hsg. & EDA, Series A                                       6.850      11/01/2012    07/01/2007 A           30,723
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   WI Hsg. & EDA, Series B                                       5.300      11/01/2018    01/01/2008 A           20,257
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   WI Hsg. & EDA, Series B                                       5.600      03/01/2008    03/01/2008             10,108
                                                                                                                      -------------
                                                                                                                         75,520,733
-----------------------------------------------------------------------------------------------------------------------------------
WYOMING--0.0%
     205,000   Jackson, WY National Rural Utilities
               Cooperative (Lower Valley Power & Light
               Company)                                                      5.875      05/01/2026    05/01/2007 A          207,298
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Lincoln County, WY Pollution Control
               (PacifiCorp)                                                  5.625      11/01/2021    05/01/2007 A          100,123
-----------------------------------------------------------------------------------------------------------------------------------
      85,000   WY Community Devel. Authority                                 5.300      12/01/2017    08/27/2010 A           86,871
                                                                                                                      -------------
                                                                                                                            394,292


                  74 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                                              VALUE
                                                                                                                         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,016,119,873)--108.1%                                                           $ 2,091,796,074
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(8.1)                                                                           (156,476,548)
                                                                                                                    ---------------
NET ASSETS--100.0%                                                                                                  $ 1,935,319,526
                                                                                                                    ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

      A. Optional call date; corresponds to the most conservative yield calculation.

      B. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

      C. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

      D. Date of mandatory put.

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of accompanying Notes.

3. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Illiquid security. The aggregate value of illiquid securities as of March 31, 2007 was $20,789,808, which represents 1.07% of the Fund's net assets. See Note 5 of accompanying Notes.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. Issue is in default. See Note 1 of accompanying Notes.

8. Represents the current interest rate for a variable or increasing rate security.


                  75 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

To simplify the listings of securities, abbreviations are used per the table below:

ACTS         Adult Communities Total Services
ADA          Atlanta Devel. Authority
AHC          Aurora Healthcare
AHS          Adventist Health System
AMCS         Aurora Medical Center of Sheboygan County
BHM          Baptist Hospital of Miami
BHSSF        Baptist Health System of South Florida
CAU          Clark Atlanta University
CC           Caritas Christi
CDA          Communities Devel. Authority
CH           Carney Hospital
CHHC         Community Health & Home Care
COP          Certificates of Participation
CV           Chippewa Valley
DCHSA        Daughters of Charity Health Services of Austin
DKH          Day Kimball Hospital
DRIVERS      Derivative Inverse Tax Exempt Receipts
EAFC         Emery Air Freight Corp.
EDA          Economic Devel. Authority
EDC          Economic Devel. Corp.
EDFA         Economic Devel. Finance Authority
EF&CD        Environmental Facilities and Community Devel.
EFA          Educational Facilities Authority
EWA          Emery Worldwide Airlines
FH           Foothill Hospital
FHA          Federal Housing Agency/Authority
FHS          Freeman Health System
FNMA         Federal National Mortgage Assoc.
GHC          Gaston Health Care
GHS          Gaston Health Services
GMH          Gaston Memorial Hospital
GNMA         Government National Mortgage Assoc.
GO           General Obligation
H&EFA        Health and Educational Facilities Authority
H&HEFA       Hospitals and Higher Education Facilities Authority
HDA          Hospital Devel. Authority
HDC          Housing Devel. Corp.
HE&HF        Higher Educational and Housing Facilities
HE&HFA       Higher Education and Health Facilities Authority
HEFA         Higher Education Facilities Authority
HFA          Housing Finance Agency
HFC          Housing Finance Corp.
HFDC         Health Facilities Devel. Corp.
HFH          Holy Family Hospital
HHI          Homestead Hospital
HMH          Hartford Memorial Hospital
HNE          Healthnet of New England
HSIR         Health Systems of Indian River
IBMC         Integris Baptist Medical Center
IDA          Industrial Devel. Agency
IDC          Industrial Devel. Corp.
IHC          Intermountain Health Care
IRH          Integris Rural Health
IRHS         Indian River Health Services
IRMH         Indian River Memorial Hospital
ISOCHC       Integris South Oklahoma City Hospital Corp.
JHF          Jewish Hospital Foundation
JHHS         Jewish Hospital Healthcare Services
JHP          JH Properties
NSU          Northeastern State University
NYC          New York City
OCC          Oakview Care Center
OHC          Oakwood Hospital Corp.
RITES        Residual Interest Tax Exempt Security
ROLs         Residual Option Longs
Res Rec      Resource Recovery Facility
SAH          Saint Agnes Healthcare
SEMCB        St. Elizabeth's Medical Center of Boston
SLMC         St. Luke's Medical Center
SMH          South Miami Hospital
SMHS         South Miami Health System
SVH          Saint Vincent's Hospital
TASC         Tobacco Settlement Asset-Backed Bonds
UC           United Care
V.I.         United States Virgin Islands
VRHS         Valley Regional Health System

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  76 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

March 31, 2007
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $2,016,119,873)-see accompanying
statement of investments                                        $ 2,091,796,074
--------------------------------------------------------------------------------
Cash                                                                    392,983
--------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                             31,034,864
Investments sold                                                      8,933,323
Shares of beneficial interest sold                                    7,658,417
Other                                                                    90,707
                                                                ----------------
Total assets                                                      2,139,906,368

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)      138,415,000
Payable on borrowings (See Note 6)                                   55,900,000
Shares of beneficial interest redeemed                                4,070,727
Investments purchased                                                 3,650,397
Distribution and service plan fees                                    1,198,458
Dividends                                                               918,135
Interest expense on borrowings                                          216,491
Transfer and shareholder servicing agent fees                            82,029
Shareholder communications                                               53,005
Trustees' compensation                                                   11,351
Other                                                                    71,249
                                                                ----------------
Total liabilities                                                   204,586,842

--------------------------------------------------------------------------------
NET ASSETS                                                      $ 1,935,319,526
                                                                ================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                      $       121,673
--------------------------------------------------------------------------------
Additional paid-in capital                                        1,858,379,357
--------------------------------------------------------------------------------
Accumulated net investment income                                     3,590,129
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                         (2,447,834)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                           75,676,201
                                                                ----------------
NET ASSETS                                                      $ 1,935,319,526
                                                                ================


                  77 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $1,293,707,276 and 81,259,103 shares of beneficial interest outstanding)            $15.92
Maximum offering price per share (net asset value plus sales charge
of 3.50% of offering price)                                                            $16.50
---------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $85,450,546 and 5,371,277 shares of beneficial interest outstanding)                $15.91
---------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $556,161,704 and 35,042,749 shares of beneficial interest outstanding)              $15.87

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  78 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2007
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 52,990,258

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       3,994,672
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               1,594,697
Class B                                                                 448,453
Class C                                                               2,799,967
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 326,996
Class B                                                                  33,225
Class C                                                                 139,645
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  38,741
Class B                                                                   4,662
Class C                                                                  16,379
--------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate
notes issued  (See Note 1)                                            2,509,336
--------------------------------------------------------------------------------
Interest expense on borrowings                                        1,186,645
--------------------------------------------------------------------------------
Trustees' compensation                                                   21,484
--------------------------------------------------------------------------------
Custodian fees and expenses                                               7,104
--------------------------------------------------------------------------------
Accounting service fees                                                   6,000
--------------------------------------------------------------------------------
Administration service fees                                                 750
--------------------------------------------------------------------------------
Other                                                                   281,505
                                                                   -------------
Total expenses                                                       13,410,261
Less reduction to custodian expenses                                       (608)
                                                                   -------------
Net expenses                                                         13,409,653

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                39,580,605

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized loss on investments                                      1,799,768
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                   (983,946)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 40,396,427
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  79 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               SIX MONTHS                YEAR
                                                                    ENDED               ENDED
                                                           MARCH 31, 2007       SEPTEMBER 30,
                                                              (UNAUDITED)                2006
----------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------
Net investment income                                      $   39,580,605     $    72,518,390
----------------------------------------------------------------------------------------------
Net realized gain (loss)                                        1,799,768           4,278,876
----------------------------------------------------------------------------------------------
Net change in unrealized appreciation                            (983,946)          2,145,749
                                                           -----------------------------------
Net increase in net assets resulting from operations           40,396,427          78,943,015

----------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                       (27,133,100)        (47,363,828)
Class B                                                        (1,552,926)         (3,518,622)
Class C                                                        (9,783,802)        (19,503,283)
                                                           -----------------------------------
                                                              (38,469,828)        (70,385,733)
----------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                          (369,584)                 --
Class B                                                           (25,828)                 --
Class C                                                          (161,529)                 --
                                                           -----------------------------------
                                                                 (556,941)                 --

----------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                        33,472,524         310,119,380
Class B                                                        (9,674,783)        (10,600,084)
Class C                                                       (10,438,160)         41,416,097
                                                           -----------------------------------
                                                               13,359,581         340,935,393

----------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------
Total increase                                                 14,729,239         349,492,675
----------------------------------------------------------------------------------------------
Beginning of period                                         1,920,590,287       1,571,097,612
                                                           -----------------------------------
End of period (including accumulated net investment
income of $3,590,129 and $2,479,352, respectively)         $1,935,319,526      $1,920,590,287
                                                           ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  80 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2007
--------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
--------------------------------------------------------------------------------
Net increase in net assets from operations                       $   40,396,427
--------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from
operations to net cash used in operating activities:
Purchase of investment securities                                  (163,181,773)
Proceeds from disposition of investment securities                   98,326,356
Short-term investment securities, net                                65,237,019
Premium amortization                                                  6,210,479
Discount accretion                                                   (3,438,093)
Net realized loss on investments                                     (1,799,768)
Net change in unrealized appreciation on investments                    983,946
Decrease in interest receivable                                         434,209
Increase in receivable for securities sold                           (4,702,152)
Decrease in other assets                                                 46,148
Decrease in payable for securities purchased                        (30,327,204)
Increase in payable for accrued expenses                                 88,707
                                                                 ---------------
Net cash used in operating activities                                 8,274,301

--------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
--------------------------------------------------------------------------------
Proceeds from bank borrowing                                        321,000,000
Payments on bank borrowing                                         (301,900,000)
Payments on short-term floating rate notes issued                      (560,700)
Proceeds from shares sold                                           306,927,429
Payment on shares redeemed                                         (320,893,521)
Cash distributions paid                                             (12,580,312)
                                                                 ---------------
Net cash provided by financing activities                            (8,007,104)
--------------------------------------------------------------------------------
Net increase in cash                                                    267,197
--------------------------------------------------------------------------------
Cash, beginning balance                                                 125,786
                                                                 ---------------
Cash, ending balance                                             $      392,983
                                                                 ===============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $26,441,988.

Cash paid for interest on bank borrowings--$1,092,214.

Cash paid for interest on short-term floating rate notes issued--$2,509,336.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  81 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      SIX MONTHS                                                          YEAR
                                                           ENDED                                                         ENDED
                                                  MARCH 31, 2007                                                     SEPT. 30,
CLASS A                                              (UNAUDITED)          2006        2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     15.91   $     15.85   $   15.18   $   14.70   $   14.86   $   14.71
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .34 1         .68 1       .69 1       .73         .79         .73
Net realized and unrealized gain (loss)                      .01           .05         .68         .51        (.16)        .14
                                                  -------------------------------------------------------------------------------
Total from investment operations                             .35           .73        1.37        1.24         .63         .87
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.34)         (.67)       (.70)       (.76)       (.79)       (.72)
Distributions from net realized gain                          -- 2          --          --          --          --          --
                                                  -------------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                                (.34)         (.67)       (.70)       (.76)       (.79)       (.72)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                       $     15.92   $     15.91   $   15.85   $   15.18   $   14.70   $   14.86
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          2.22%         4.70%       9.17%       8.62%       4.19%       6.17%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 1,293,707   $ 1,259,280   $ 943,010   $ 491,985   $ 260,413   $ 112,312
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 1,292,092   $ 1,122,551   $ 691,251   $ 371,845   $ 184,574   $ 100,220
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       4.34%         4.34%       4.41%       4.94%       5.36%       5.02%
Expenses excluding interest and fees
from short-term floating rate notes issued                  0.87%         0.89%       0.93%       0.96%       1.00%       0.92%
Interest and fees from short-term floating
rate notes issued 5                                         0.26%         0.25%       0.16%       0.11%       0.11%       0.05%
                                                  -------------------------------------------------------------------------------
Total expenses                                              1.13%         1.14%       1.09%       1.07%       1.11%       0.97%
Expenses after payments and waivers and
reduction to custodian expenses                             1.13%         1.14%       1.08%       1.07%       1.11%       0.94% 6
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        5%           19%         20%         23%         60%         97%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  82 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                      SIX MONTHS                                                      YEAR
                                                           ENDED                                                     ENDED
                                                  MARCH 31, 2007                                                 SEPT. 30,
CLASS B                                              (UNAUDITED)        2006        2005       2004       2003        2002
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                    $  15.90   $   15.84   $   15.17   $  14.69   $  14.85   $   14.70
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .28 1       .56 1       .58 1      .63        .69         .62
Net realized and unrealized gain (loss)                       --         .04         .67        .50       (.18)        .15
                                                  ---------------------------------------------------------------------------
Total from investment operations                             .28         .60        1.25       1.13        .51         .77
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.27)       (.54)       (.58)      (.65)      (.67)       (.62)
Distributions from net realized gain                          -- 2        --          --         --         --          --
                                                  ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.27)       (.54)       (.58)      (.65)      (.67)       (.62)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $  15.91   $   15.90   $   15.84   $  15.17   $  14.69   $   14.85
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          1.83%       3.90%       8.34%      7.81%      3.40%       5.38%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $ 85,451   $  95,056   $ 105,404   $ 95,267   $ 70,742   $  24,086
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $ 89,921   $ 101,464   $ 101,504   $ 84,577   $ 47,571   $  20,967
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       3.56%       3.59%       3.70%      4.21%      4.60%       4.27%
Expenses excluding interest and fees from
short-term floating rate notes issued                       1.65%       1.67%       1.69%      1.72%      1.77%       1.68%
Interest and fees from short-term floating rate
notes issued 5                                              0.26%       0.25%       0.16%      0.11%      0.11%       0.05%
                                                  ---------------------------------------------------------------------------
Total expenses                                              1.91%       1.92%       1.85%      1.83%      1.88%       1.73%
Expenses after payments and waivers and
reduction to custodian expenses                             1.91%       1.92%       1.85%      1.83%      1.88%       1.70% 6
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        5%         19%         20%        23%        60%         97%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  83 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                      SIX MONTHS                                                         YEAR
                                                           ENDED                                                        ENDED
                                                  MARCH 31, 2007                                                    SEPT. 30,
CLASS C                                              (UNAUDITED)        2006        2005       2004         2003         2002
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $   15.86   $   15.81   $   15.14   $   14.66   $   14.82     $  14.68
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .28 1       .57 1       .57 1       .63         .69          .62
Net realized and unrealized gain (loss)                      .01         .03         .68         .50        (.18)         .14
                                                       -------------------------------------------------------------------------
Total from investment operations                             .29         .60        1.25        1.13         .51          .76
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.28)       (.55)       (.58)       (.65)       (.67)        (.62)
Distributions from net realized gain                          -- 2        --          --          --          --           --
                                                       -------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.28)       (.55)       (.58)       (.65)       (.67)        (.62)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $   15.87   $   15.86   $   15.81   $   15.14   $   14.66     $  14.82
                                                       =========================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          1.85%       3.87%       8.38%       7.85%       3.42%        5.32%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $ 556,162   $ 566,254   $ 522,684   $ 306,784   $ 164,236     $ 25,349
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $ 561,515   $ 557,832   $ 406,498   $ 243,380   $  93,199     $ 21,058
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       3.59%       3.60%       3.68%       4.20%       4.62%        4.27%
Expenses excluding interest and fees
from short-term floating rate notes issued                  1.62%       1.64%       1.66%       1.69%       1.75%        1.68%
Interest and fees from short-term floating
rate notes issued 5                                         0.26%       0.25%       0.16%       0.11%       0.11%        0.05%
                                                       -------------------------------------------------------------------------
Total expenses                                              1.88%       1.89%       1.82%       1.80%       1.86%        1.73%
Expenses after payments and waivers and
reduction to custodian expenses                             1.88%       1.89%       1.82%       1.80%       1.86%        1.70% 6
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        5%         19%         20%         23%         60%          97%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  84 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Limited Term Municipal Fund (the Fund) is a separate series of Oppenheimer Municipal Fund, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income exempt from federal income tax. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and


                  85 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $121,963,577 as of March 31, 2007, which represents 5.70% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. At March 31, 2007 municipal bond holdings with a value of $239,912,157 shown on the Fund's Statement of Investments are


                  86 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND held by such Trusts and serve as collateral for the $138,415,000 in short-term floating rate notes issued and outstanding at that date.

At March 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

  PRINCIPAL                                                               COUPON      MATURITY      VALUE AS OF
     AMOUNT   INVERSE FLOATER 1                                             RATE 2        DATE   MARCH 31, 2007
---------------------------------------------------------------------------------------------------------------
$ 6,635,000   AK HFC DRIVERS                                              12.715%       6/1/08   $    7,127,582
  7,040,000   Brazos River Authority, TX Pollutions Control                7.570        4/1/38        8,262,496
  4,000,000   Chicago, IL O'Hare International Airport
              (General Airport), Series A                                  7.458        1/1/23        4,786,040
 10,000,000   Dallas-Fort Worth, TX International Airport
              DRIVERS                                                      6.959       11/1/21       10,711,000
  3,875,000   Dallas-Fort Worth, TX International Airport
              DRIVERS                                                      7.914       11/1/08        4,282,418
  7,500,000   Dallas-Fort Worth, TX International Airport
              DRIVERS                                                      8.208        1/1/35        8,287,575
  2,500,000   Dallas-Fort Worth, TX International Airport
              DRIVERS                                                      9.913        5/1/10        3,073,100
  2,495,000   DE Hsg. Authority ROLs                                      13.000        7/1/37        3,333,919
  1,000,000   Denver, CO City & County Airport RITES                       7.443      11/15/14        1,136,410
  1,500,000   Denver, CO City & County Airport RITES                       7.443      11/15/15        1,718,775
  1,500,000   Denver, CO City & County Airport RITES                       7.443      11/15/16        1,706,190
  1,000,000   Denver, CO City & County Airport RITES                       7.443      11/15/18        1,132,580
  3,750,000   Harris County, TX DRIVERS                                    9.065       8/15/09        4,364,625
  3,385,000   HI Airports System RITES                                     5.790        7/1/18        3,806,805
  7,000,000   HI Dept. of Budget & Finance RITES                           6.820        7/1/20        7,843,500
  2,585,000   MA Educational Financing Authority                           9.430        1/1/16        2,852,754
 10,000,000   MA Port Authority ROLs                                       7.153        1/1/22       11,110,100
  5,000,000   NY Tobacco Settlement Financing Corp. DRIVERS                6.989        6/1/17        5,623,450
  2,500,000   Sedgwick & Shawnee Counties, KS Hsg.
              (Single Family Mtg.)                                         9.200       12/1/38        3,011,700
  6,465,000   Wayne County, MI Airport Authority ROLs                      6.560       12/1/26        7,326,138
                                                                                                 --------------
                                                                                                 $  101,497,157
                                                                                                 ==============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviation table on page 76 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2007, securities with an aggregate market value of $5,915,095, representing 0.31% of the Fund's net assets, were in default.


                  87 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of March 31, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of March 31, 2007, it is estimated that the Fund will utilize $662,053 of capital loss carryforward to offset realized capital gains. During the fiscal year ended September 30, 2006, the Fund utilized $7,618,748 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of September 30, 2006, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

                          EXPIRING
                          --------------------------
                          2012              $662,053

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of


                  88 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                  89 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                      SIX MONTHS ENDED MARCH 31, 2007   YEAR ENDED SEPTEMBER 30, 2006
                                          SHARES               AMOUNT         SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
CLASS A
Sold                                  15,680,266    $     249,879,366     40,517,899   $  638,313,093
Dividends and/or
distributions reinvested               1,259,238           20,051,725      2,070,938       32,645,391
Redeemed                             (14,834,935)        (236,458,567)   (22,914,126)    (360,839,104)
                                     -----------------------------------------------------------------
Net increase                           2,104,569    $      33,472,524     19,674,711   $  310,119,380
                                     =================================================================

------------------------------------------------------------------------------------------------------
CLASS B
Sold                                     144,399    $       2,299,053        754,151   $   11,873,170
Dividends and/or
distributions reinvested                  60,885              968,846        128,377        2,022,122
Redeemed                                (812,942)         (12,942,682)    (1,556,195)     (24,495,376)
                                     -----------------------------------------------------------------
Net decrease                            (607,658)   $      (9,674,783)      (673,667)  $  (10,600,084)
                                     =================================================================

------------------------------------------------------------------------------------------------------
CLASS C
Sold                                   3,321,059    $      52,761,763     10,758,279   $  168,989,828
Dividends and/or
distributions reinvested                 341,512            5,421,417        659,929       10,370,948
Redeemed                              (4,319,547)         (68,621,340)    (8,781,152)    (137,944,679)
                                     -----------------------------------------------------------------
Net increase (decrease)                 (656,976)   $     (10,438,160)     2,637,056   $   41,416,097
                                     =================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in affiliated companies, for the six months ended March 31, 2007, were as follows:

                                         PURCHASES           SALES
            ------------------------------------------------------
            Investment securities     $163,181,773     $98,326,356

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

            FEE SCHEDULE
            ----------------------------------------------
            Up to $100 million                      0.500%
            Next $150 million                       0.450
            Next $250 million                       0.425
            Over $500 million                       0.400


                  90 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2007, the Fund paid $508,991 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2007 for Class C shares were $8,784,053. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the


                  91 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                                  CLASS A          CLASS B          CLASS C
                                 CLASS A       CONTINGENT       CONTINGENT       CONTINGENT
                               FRONT-END         DEFERRED         DEFERRED         DEFERRED
                           SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
SIX MONTHS                   RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
ENDED                        DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
-------------------------------------------------------------------------------------------
March 31, 2007                  $253,864          $17,631         $110,219          $33,813
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of March 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2781% as of March 31, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.


                  92 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

      For the six months ended March 31, 2007, the average daily loan balance was $44,452,198 at an average daily interest rate of 5.281%. The Fund had borrowings outstanding of $55,900,000 at March 31, 2007 at an interest rate of 5.2781%. The Fund had gross borrowings and gross loan repayments of $321,000,000 and $301,900,000, respectively, during the six months ended March 31, 2007. The maximum amount of borrowings outstanding at any month-end during the six months ended March 31, 2007 was $74,500,000. The Fund paid $87,732 in fees and $1,092,214 in interest during the six months ended March 31, 2007.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of March 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                  93 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  94 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                  95 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding and the Manager's Municipal Bond investment team and analysts. Mr. Fielding has been a portfolio manager of the Fund since July 2002. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load short-intermediate municipal debt funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were better than its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other short-intermediate municipal debt funds, intermediate municipal debt funds, short municipal debt funds, and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees are lower than its peer group median.


                  96 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

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      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund and whether any economies of scale would benefit the Fund's shareholders. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with shareholders any economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide quality services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board considered the Agreement, including the management fee, in light of all of the surrounding circumstances.


                  97 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.


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ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

    o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

    o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

    o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

    o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

        The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of May 14, 2007, which is a date within 90 days of the filing date of this report on Form N-Q, that, as of said date, the design and operation of such controls and procedures are effective to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

As discussed in Item 2 of registrant's Form N-Q for the period ended December 31, 2006, which was filed with the Securities and Exchange Commission on March 1, 2007, during the registrant's last fiscal quarter of the period ended March 31, 2007 covered by this report and prior to the evaluation of its internal controls in connection with the certifications included in the Form N-Q for the period ended December 31, 2006, the operation of registrant's disclosure controls and procedures and its controls and procedures over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions for transfers of securities in connection with inverse floating rate obligations.

ITEM 12.  EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.



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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: 05/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: 05/14/2007

By: /s/ Brian W. Wixted
    -------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 05/14/2007